UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31 for all funds in this filing except Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Disciplined U.S. Core Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Intrinsic Value Fund, Wells Fargo Advantage Large Cap Core Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Value Fund, Wells Fargo Advantage Omega Growth Fund, and Wells Fargo Advantage Premier Large Company Growth Fund, which had fiscal year end of July 31.

Date of reporting period: April 30, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage 100% Treasury Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Treasury Debt : 107.70%
U.S. Treasury Bill (z)		0.00%	8-1-2013	$800,000,000	$799,898,889
U.S. Treasury Bill (z)		0.05	7-25-2013	800,000,000	799,905,551
U.S. Treasury Bill (z)		0.06	7-18-2013	750,000,000	749,908,594
U.S. Treasury Bill (z)		0.07	7-11-2013	750,000,000	749,900,156
U.S. Treasury Bill (z)		0.07	5-9-2013	527,360,000	527,351,359
U.S. Treasury Bill (z)		0.07	9-19-2013	50,000,000	49,985,802
U.S. Treasury Bill (z)		0.08	7-5-2013	750,000,000	749,898,438
U.S. Treasury Bill (z)		0.08	6-27-2013	800,000,000	799,904,367
U.S. Treasury Bill (z)		0.08	5-2-2013	422,360,000	422,359,055
U.S. Treasury Bill (z)		0.09	5-16-2013	474,980,000	474,963,178
U.S. Treasury Bill (z)		0.09	10-24-2013	50,000,000	49,978,978
U.S. Treasury Bill (z)		0.09	6-20-2013	800,000,000	799,902,778
U.S. Treasury Bill (z)		0.09	10-3-2013	100,000,000	99,963,403
U.S. Treasury Bill (z)		0.10	6-13-2013	800,000,000	799,909,222
U.S. Treasury Bill (z)		0.11	6-6-2013	800,000,000	799,911,600
U.S. Treasury Bill (z)		0.11	5-23-2013	850,000,000	849,941,487
U.S. Treasury Bill (z)		0.12	5-30-2013	825,000,000	824,918,529
U.S. Treasury Note		0.15	6-30-2013	138,000,000	138,052,120
U.S. Treasury Note		0.10	5-31-2013	85,000,000	85,027,741
U.S. Treasury Note		0.12	5-15-2013	100,000,000	100,048,383
U.S. Treasury Note		0.12	6-15-2013	66,317,000	66,399,335
U.S. Treasury Note		0.12	6-30-2013	61,000,000	61,329,371
U.S. Treasury Note		0.14	7-31-2013	70,000,000	70,568,750
U.S. Treasury Note		0.14	8-15-2013	100,000,000	101,202,419
U.S. Treasury Note		0.15	5-31-2013	15,000,000	15,041,230
Total Treasury Debt (Cost $10,986,270,735)					10,986,270,735

Total investments in securities (Cost $10,986,270,735)*	107.70%				10,986,270,735
Other assets and liabilities, net	(7.70)				(785,100,022)

Total net assets	100.00%				$10,201,170,713

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

1

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 100.55%
California : 96.31%
Other Municipal Debt : 9.85%
California DW&P Series 1 (Water & Sewer Revenue)	0.13%	5-2-2013	$7,460,000	$7,460,000
California DW&P Series 1 (Water & Sewer Revenue)	0.15	5-2-2013	5,382,000	5,382,000
California RAN Series A-2 (Miscellaneous Revenue)	2.50	6-20-2013	25,000,000	25,079,085
California School Cash Reserve Program Series X (Miscellaneous Revenue)	2.00	10-1-2013	4,000,000	4,030,260
Golden State Tobacco Securitization Corporation California Asset-Backed Series A-3 (Tobacco Revenue) §	7.88	6-1-2042	1,005,000	1,011,535
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 2003-A-1 (Tobacco Revenue) §	6.75	6-1-2039	37,710,000	37,919,887
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	4.00	7-1-2013	8,105,000	8,156,539
Los Angeles County CA Capital Assets Leasing Corporation Series B (Lease Revenue)	0.18	7-10-2013	15,000,000	15,000,000
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	9-30-2013	3,000,000	3,022,672
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	11-29-2013	7,000,000	7,063,515
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-3 (Miscellaneous Revenue)	2.00	11-29-2013	3,000,000	3,028,093
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-2 (Miscellaneous Revenue)	2.00	1-31-2014	5,000,000	5,067,404
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-3 (Miscellaneous Revenue)	2.00	12-31-2013	2,000,000	2,022,757
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-5 (Miscellaneous Revenue)	2.00	11-29-2013	3,000,000	3,030,686
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-6 (Miscellaneous Revenue)	2.00	12-31-2013	1,000,000	1,011,650
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-8 (Miscellaneous Revenue)	2.00	1-31-2014	3,000,000	3,036,770
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-9 (Miscellaneous Revenue)	2.00	1-31-2014	3,000,000	3,034,934
San Francisco City & County CA Airports Commission (Airport Revenue, AGM Insured)	5.00	5-1-2013	1,000,000	1,000,000
				135,357,787

Variable Rate Demand Notes ø: 86.46%
ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)	0.21	7-1-2038	15,550,000	15,550,000
ABAG Finance Authority for Nonprofit Corporation California Jewish Community Center (Miscellaneous Revenue, Bank of America NA LOC)	0.27	6-1-2029	4,760,000	4,760,000
ABAG Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.21	9-1-2033	7,200,000	7,200,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.24	7-15-2035	9,100,000	9,100,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.21	4-1-2035	1,640,000	1,640,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.21	4-1-2036	6,480,000	6,480,000
Alameda CA PFA MFHA Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.24	5-15-2035	1,535,000	1,535,000
Anaheim CA Public Financing Authority ROCS-RR-II-R-781PB (Utilities Revenue, National Insured) 144A	0.31	10-1-2014	18,725,000	18,725,000
Arcadia County CA Unified School District Series 2679 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.25	8-1-2013	8,680,000	8,680,000
Bay Area Toll Authority California Toll Bridge Series C2 (Transportation Revenue, Union Bank NA LOC)	0.20	4-1-2047	20,810,000	20,810,000

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.25%	10-1-2020	$25,330,000	$25,330,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	7-1-2027	6,270,000	6,270,000
California CDA Arbor Ridge Apartments Series B (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.27	11-1-2036	9,500,000	9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.27	9-1-2040	3,555,000	3,555,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.22	11-1-2040	30,150,000	30,150,000
California CDA Health Facility Community Monterey Peninsula Series B (Health Revenue, U.S. Bank NA LOC)	0.21	6-1-2033	17,800,000	17,800,000
California CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)	0.21	11-1-2031	6,775,000	6,775,000
California CDA Livermore Valley Arts Center Project (Miscellaneous Revenue, Bank of New York Mellon LOC)	0.20	12-1-2036	11,680,000	11,680,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.22	8-1-2045	7,000,000	7,000,000
California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	4-15-2035	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	10-15-2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series 00 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.31	11-1-2040	10,620,000	10,620,000
California CDA MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase & Company LOC) 144A	0.29	5-15-2018	22,950,000	22,950,000
California CDA MFHR PUTTER Series 2681 (Housing Revenue, JPMorgan Chase & Company LOC) 144A	0.36	5-15-2018	1,300,000	1,300,000
California CDA MFHR Seasons at Lakewood Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	5-15-2037	3,200,000	3,200,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.26	3-1-2031	23,285,000	23,285,000
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	10-15-2030	6,440,000	6,440,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	5-15-2037	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	5-1-2027	6,165,000	6,165,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured) 144A	0.22	8-15-2038	6,000,000	6,000,000
California CDA Sutter Health Series B (Health Revenue) 144A	0.22	11-15-2048	25,422,423	25,422,423
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.23	8-15-2032	2,625,000	2,625,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.28	6-1-2036	1,145,000	1,145,000
California CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)	0.23	11-1-2035	4,000,000	4,000,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	11-15-2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	11-15-2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	11-15-2035	3,605,000	3,605,000
California Educational Facilities Authority Stanford University Series L (Education Revenue)	0.20	10-1-2022	2,000,000	2,000,000
California Enterprise Development Authority Pocino Foods Company Project Series A (IDR, City National Bank LOC)	0.23	11-1-2033	7,665,000	7,665,000
California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)	0.21	8-1-2039	13,790,000	13,790,000
California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC)	0.20	3-1-2047	6,725,000	6,725,000
California HFFA Catholic Healthcare West Series C (Health Revenue, Bank of Montreal LOC)	0.20	3-1-2047	17,100,000	17,100,000
California HFFA Catholic Healthcare West Series H (Health Revenue, Sumitomo Mitsui Banking LOC)	0.21	7-1-2035	8,100,000	8,100,000

2

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
California HFFA Catholic Healthcare West Series K (Health Revenue, Mizuho Corporate Bank LOC)	0.20%	7-1-2033	$16,900,000	$16,900,000
California HFFA City of Hope Series 2012-B (Health Revenue)	0.21	11-15-2042	10,000,000	10,000,000
California HFFA Scripps Health Series C (Health Revenue, Northern Trust Company LOC)	0.21	10-1-2040	8,000,000	8,000,000
California HFFA Scripps Health Series C (Health Revenue)	0.22	10-1-2042	18,500,000	18,500,000
California HFFA St. Joseph Health System Series C (Health Revenue, Northern Trust Company LOC)	0.16	7-1-2041	6,135,000	6,135,000
California Infrastructure & Economic Development Bank American National Red Cross (Housing Revenue, U.S. Bank NA LOC)	0.21	9-1-2034	7,100,000	7,100,000
California Infrastructure & Economic Development Bank Le Lycee Francias de Los Angeles Project Series 2006 (Education Revenue, U.S. Bank NA LOC)	0.23	9-1-2036	2,815,000	2,815,000
California Infrastructure & Economic Development Bank Loyola High School (Miscellaneous Revenue)	0.22	12-1-2035	1,400,000	1,400,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC)	0.22	12-1-2040	14,940,000	14,940,000
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.25	1-1-2037	2,115,000	2,115,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue, Pacific Capital Bank NA LOC)	0.21	6-1-2025	6,300,000	6,300,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.25	4-1-2042	1,240,000	1,240,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.20	8-1-2037	15,900,000	15,900,000
California Municipal Finance Authority San Francisco Planning Project (IDR, Pacific Capital Bank NA LOC)	0.21	12-1-2042	4,500,000	4,500,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank ACB LOC)	0.26	5-1-2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank ACB LOC)	0.26	11-1-2027	6,000,000	6,000,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.26	8-1-2018	10,100,000	10,100,000
California Public Improvements Series A Sub Series A-1-2 Refunding Notes (GO, Royal Bank of Canada LOC)	0.19	5-1-2040	35,950,000	35,950,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.24	6-1-2028	8,700,000	8,700,000
Central Basin California Municipal Water Distribution Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.21	8-1-2037	12,315,000	12,315,000
Clipper Tax Exempt Certificate Trust Series 2012-04AX (Utilities Revenue, State Street Bank & Trust Company LIQ) 144A	0.23	10-1-2031	16,975,000	16,975,000
Clipper Tax Exempt Certificate Trust Series 2013-4A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.23	11-1-2043	14,125,000	14,125,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.27	2-1-2023	11,000,000	11,000,000
Deutsche Bank Spears/Lifers Trust DBE-296 (Tax Revenue, AGM Insured)	0.29	8-1-2031	3,885,000	3,885,000
Eclipse Funding Trust 2006-0002 Solar Eclipse Los Angeles (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.22	7-1-2030	10,000	10,000
Eclipse Funding Trust 2006-0065 Solar Eclipse Pepperdine University (Education Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.22	12-1-2013	2,165,000	2,165,000
Eclipse Funding Trust 2007-0079 Solar Eclipse Los Angeles (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.22	8-1-2032	10,155,000	10,155,000
Golden State Tobacco Securitization Corporation California Series 2040 (Tobacco Revenue, Morgan Stanley Bank LIQ)	0.30	6-1-2045	8,000,000	8,000,000
Golden State Tobacco Securitization Corporation California Series 3123 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.30	6-1-2045	21,290,000	21,290,000
Hartnell CA Community College District PUTTER Series 2966 (GO, AGM Insured, JPMorgan Chase & Company LIQ)	0.28	6-1-2014	4,800,000	4,800,000
Hesperia CA COP Civic Plaza Financing (Miscellaneous Revenue, Bank of America NA LOC)	0.30	10-1-2034	12,415,000	12,415,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.24	3-1-2028	6,620,000	6,620,000

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
JPMorgan Chase PUTTER/DRIVER Trust Series 3927Z San Marcos CA Unified School District (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.25%	2-1-2019	$5,340,000	$5,340,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3974Z Arcadia CA Unified School District (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.25	8-1-2015	3,960,000	3,960,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4071 Sacramento CA MUD (Utilities Revenue, BHAC/AGM/Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.18	11-15-2013	13,275,000	13,275,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4265 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	5-30-2013	19,225,000	19,225,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4289 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	11-28-2013	28,100,000	28,100,000
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.25	2-15-2031	5,940,000	5,940,000
Las Virgenes CA Unified School District Series A (Tax Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.25	8-1-2031	6,665,000	6,665,000
Los Angeles CA Airport PUTTER Series 2000-A (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.27	11-15-2025	8,000,000	8,000,000
Los Angeles CA Capital Asset Leasing Corporation Series B (Lease Revenue, U.S. Bank NA LOC)	0.18	4-16-2063	15,000,000	15,000,000
Los Angeles CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO, Royal Bank of Canada LIQ) 144A	0.22	8-1-2033	5,000,000	5,000,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.27	12-15-2034	6,290,000	6,290,000
Los Angeles CA COP Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.21	8-1-2038	7,150,000	7,150,000
Los Angeles CA DW&P Sub Series B-5 (Utilities Revenue, Royal Bank of Canada SPA)	0.17	7-1-2034	14,000,000	14,000,000
Los Angeles CA IDA Megatoys Project (Miscellaneous Revenue, East West Bank LOC)	0.27	7-1-2031	3,000,000	3,000,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.23	7-1-2027	3,540,000	3,540,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, Citibank (West) FSB LOC)	0.22	8-15-2030	4,300,000	4,300,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.18	10-1-2042	10,375,000	10,375,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC, Ambac Insured)	0.18	1-1-2031	28,220,000	28,220,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	9-15-2024	1,425,000	1,425,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project Area Series 2008-A (Tax Revenue, Scotia Bank LOC)	0.21	9-1-2033	15,210,000	15,210,000
Newport Beach CA Memorial Hospital Series E (Health Revenue, Northern Trust Company LOC)	0.20	12-1-2040	12,310,000	12,310,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.28	7-1-2033	15,085,000	15,085,000
Oceanside CA MFHR Ace-Shadow Way Apartments Project Series 2009 (Housing Revenue, FHLMC LOC)	0.22	3-1-2049	2,350,000	2,350,000
Petaluma CA Community Development Commission MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.25	4-1-2026	500,000	500,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.27	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	2-15-2033	6,000,000	6,000,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.25	8-1-2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.24	12-1-2022	18,400,000	18,400,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	9-15-2036	5,205,000	5,205,000

4

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Sacramento County CA Suburban Water District Series A (Lease Revenue, Sumitomo Mitsui Banking LOC)	0.21%	11-1-2034	$9,600,000	$9,600,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.26	5-15-2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.30	2-15-2027	1,500,000	1,500,000
San Bernardino County CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.28	5-1-2026	7,000,000	7,000,000
San Diego County CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.22	8-1-2019	11,000,000	11,000,000
San Diego County CA Housing Authority MFHR Studio 15 Series B (Housing Revenue, Citibank NA LOC)	0.23	10-1-2039	5,250,000	5,250,000
San Diego County CA Water Authority COP Series 2873 (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company LIQ)	0.24	5-1-2013	1,545,000	1,545,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.22	11-1-2036	18,660,000	18,660,000
San Francisco CA City & County RDA Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.26	8-1-2032	2,640,000	2,640,000
San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)	0.23	8-1-2036	9,450,000	9,450,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B-1 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.30	12-1-2017	37,500,000	37,500,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, Citibank NA LOC)	0.27	12-1-2033	1,325,000	1,325,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.27	11-1-2033	7,625,000	7,625,000
San Jose CA MFHR Villa Monterey Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.24	7-15-2035	8,000,000	8,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.27	9-15-2032	1,120,000	1,120,000
Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Miscellaneous Revenue, Bank of America NA LOC)	0.23	5-15-2035	8,600,000	8,600,000
Santa Clara Valley CA Transportation Authority Series C (Tax Revenue, State Street Bank & Trust Company SPA)	0.21	6-1-2026	12,150,000	12,150,000
Santa Rosa CA Alderbrook Heights Apartments (Housing Revenue, Exchange Bank LOC)	0.27	5-1-2040	3,120,000	3,120,000
Simi Valley CA Shadowridge Apartments Project (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.23	9-1-2019	15,800,000	15,800,000
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, U.S. Bank NA LOC)	0.21	7-1-2036	10,715,000	10,715,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.18	7-1-2033	2,445,000	2,445,000
Tustin CA Unified School District Special Tax Community Facilities District # 07-1 (Tax Revenue, Bank of America NA LOC)	0.23	9-1-2050	4,900,000	4,900,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.22	12-1-2038	7,340,000	7,340,000
				1,188,052,423

Other : 0.87%
Variable Rate Demand Notes ø: 0.87%
FHLMC Multi-Family Certificates (Housing Revenue)	0.28	11-15-2034	9,974,784	9,974,784
FHLMC Multi-Family Certificates (Housing Revenue)	0.28	8-15-2045	2,021,747	2,021,747
				11,996,531

Puerto Rico : 3.37%
Variable Rate Demand Notes ø: 3.37%
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Scotia Bank LOC)	0.21	7-1-2028	10,000,000	10,000,000

5

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11763 (Tax Revenue, Citibank NA LIQ) 144A		0.24%	12-1-2047	$12,750,000	$12,750,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11779 (Tax Revenue, Citibank NA LIQ) 144A		0.24	12-1-2047	6,000,000	6,000,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11851 (Tax Revenue, BHAC/FGIC Insured, Citibank NA LIQ) 144A		0.24	2-1-2016	7,500,000	7,500,000
Puerto Rico Sales Tax Financing Corporation Series 3033 (Tax Revenue) 144A		0.22	8-1-2057	9,995,000	9,995,000
					46,245,000

Total Municipal Obligations (Cost $1,381,651,741)					1,381,651,741

Total investments in securities (Cost $1,381,651,741)*	100.55%				1,381,651,741
Other assets and liabilities, net	(0.55)				(7,498,885)

Total net assets	100.00%				$1,374,152,856

Ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
§	Security is subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

6

Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 29.07%
Banco Del Estado De Chile	0.25%	5-7-2013	$40,000,000	$40,000,000
Banco Del Estado De Chile ±	0.27	10-7-2013	35,000,000	35,000,000
Bank of Montreal	0.18	6-10-2013	10,000,000	10,000,000
Bank of Montreal	0.19	5-2-2013	34,000,000	34,000,000
Bank of Montreal	0.19	5-8-2013	150,000,000	150,000,000
Bank of Montreal	0.19	7-8-2013	60,000,000	60,000,000
Bank of Montreal	0.20	5-16-2013	56,000,000	56,000,000
Bank of Tokyo-Mitsubishi LLC	0.17	5-3-2013	100,000,000	100,000,000
Barclays Bank plc ±	0.76	6-28-2013	45,000,000	45,000,000
Barclays Bank plc ±	0.78	12-12-2013	122,000,000	122,000,000
Barclays Bank plc ±	0.88	9-30-2013	45,000,000	45,000,000
Canadian Imperial Bank ±	0.59	6-3-2013	12,000,000	12,003,359
China Construction Bank Corporation	0.23	5-1-2013	80,000,000	80,000,000
China Construction Bank Corporation	0.23	5-7-2013	140,000,000	140,000,000
China Construction Bank Corporation ±	0.45	3-25-2015	91,000,000	91,000,000
Credit Agricole CIB	0.18	5-1-2013	181,000,000	181,000,000
Credit Agricole CIB	0.21	6-3-2013	40,000,000	40,000,000
Credit Agricole CIB	0.21	6-4-2013	40,000,000	40,000,000
DNB Nor Bank ASA	0.15	5-1-2013	81,000,000	81,000,000
DNB Nor Bank ASA	0.23	8-6-2013	50,000,000	50,000,000
DNB Nor Bank ASA	0.30	5-14-2013	42,000,000	41,999,847
HSBC Bank plc	0.17	5-1-2013	138,000,000	138,000,000
Industrial & Commercial Bank of China (New York)	0.27	5-3-2013	50,000,000	50,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.23	5-1-2013	25,000,000	25,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.24	6-28-2013	40,000,000	40,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.24	7-10-2013	40,000,000	40,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.24	7-11-2013	50,000,000	50,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.28	5-9-2013	30,000,000	29,998,135
Mitsubishi UFJ Trust and Banking Corporation	0.29	5-14-2013	30,000,000	29,996,915
Mizuho Corporate Bank Limited	0.14	5-6-2013	175,000,000	175,000,000
National Australia Bank Limited ±	1.48	1-30-2014	46,000,000	46,400,910
National Australia Bank Limited ±	1.53	1-17-2014	45,000,000	45,390,568
National Bank of Kuwait	0.17	5-1-2013	71,000,000	71,000,000
Natixis Cayman Islands	0.17	5-1-2013	410,000,000	410,000,000
Nordea Bank plc	0.20	6-28-2013	40,000,000	40,000,000
Norinchukin Bank	0.25	6-26-2013	25,000,000	25,000,000
Norinchukin Bank	0.25	6-27-2013	40,000,000	40,000,000
Norinchukin Bank	0.25	7-1-2013	150,000,000	150,000,000
Norinchukin Bank	0.25	7-2-2013	20,000,000	20,000,000
Norinchukin Bank	0.25	7-8-2013	20,000,000	20,000,000
Norinchukin Bank	0.25	7-22-2013	20,000,000	19,999,999
Norinchukin Bank	0.27	5-2-2013	10,000,000	10,000,019
Royal Bank of Canada ±	0.33	7-26-2013	75,000,000	75,000,000
Royal Bank of Canada ±	0.34	8-12-2013	80,000,000	80,000,000
Royal Bank of Canada ±	0.35	8-6-2013	30,000,000	30,000,000
Skandinaviska Enskilda Banken AG ±	0.56	12-3-2013	145,000,000	145,000,000
Societe Generale New York	0.18	5-1-2013	119,000,000	119,000,000
Societe Generale New York	0.24	5-31-2013	25,000,000	25,000,000
Standard Chartered Bank	0.24	5-3-2013	75,000,000	75,000,000
Standard Chartered Bank	0.27	6-4-2013	62,000,000	62,000,000
Sumitomo Mitsui Banking Corporation	0.18	5-3-2013	95,000,000	95,000,000
Sumitomo Mitsui Banking Corporation	0.18	5-10-2013	95,000,000	95,000,000
Sumitomo Mitsui Banking Corporation	0.19	5-10-2013	13,000,000	12,999,968
Sumitomo Mitsui Banking Corporation	0.23	5-2-2013	10,000,000	10,000,008
Sumitomo Mitsui Banking Corporation	0.23	7-12-2013	40,000,000	40,000,000
Sumitomo Mitsui Banking Corporation ±	0.24	6-19-2013	48,000,000	48,000,000
Sumitomo Mitsui Banking Corporation	0.25	5-17-2013	70,000,000	70,001,241
Sumitomo Mitsui Banking Corporation	0.31	7-9-2013	50,000,000	50,006,685
Swedbank	0.15	5-1-2013	138,000,000	138,000,000
Toronto-Dominion Bank	0.19	5-8-2013	50,000,000	50,000,000
Toronto-Dominion Bank ±	0.28	7-26-2013	36,000,000	36,000,000
Toronto-Dominion Bank ±	0.28	10-21-2013	50,000,000	50,000,000
Toronto-Dominion Bank	0.28	9-13-2013	45,000,000	45,000,000
Total Certificates of Deposit (Cost $4,280,797,654)				4,280,797,654

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper : 46.46%
Asset-Backed Commercial Paper : 18.93%
Alpine Securitization Corporation 144A(z)	0.17%	5-8-2013	$15,000,000	$14,999,504
Alpine Securitization Corporation 144A(z)	0.17	5-17-2013	25,000,000	24,998,111
Alpine Securitization Corporation 144A(z)	0.18	5-10-2013	40,000,000	39,998,200
Anglesea Funding LLC 144A(z)	0.37	5-7-2013	40,000,000	39,997,533
Anglesea Funding LLC 144A(z)	0.37	5-13-2013	35,000,000	34,995,683
Anglesea Funding LLC 144A(z)	0.37	5-14-2013	18,000,000	17,997,595
Anglesea Funding LLC 144A(z)	0.40	5-3-2013	10,000,000	9,999,778
Atlantic Asset Securitization LLC 144A±	0.25	9-4-2013	20,000,000	19,999,574
Bedford Row Funding Corporation 144A(z)	0.35	8-1-2013	35,000,000	34,968,694
CAFCO LLC 144A(z)	0.20	5-31-2013	49,000,000	48,991,833
CAFCO LLC 144A(z)	0.22	5-1-2013	10,000,000	10,000,000
CAFCO LLC 144A(z)	0.22	5-9-2013	38,000,000	37,998,142
Charta LLC 144A(z)	0.20	5-31-2013	48,000,000	47,992,000
Charta LLC 144A(z)	0.22	5-1-2013	10,000,000	10,000,000
Charta LLC 144A(z)	0.22	5-6-2013	8,000,000	7,999,756
Charta LLC 144A(z)	0.22	5-9-2013	37,000,000	36,998,191
Charta LLC 144A(z)	0.22	5-10-2013	20,000,000	19,998,900
Ciesco LLC 144A(z)	0.20	5-17-2013	20,000,000	19,998,222
Ciesco LLC 144A(z)	0.22	5-1-2013	21,000,000	21,000,000
Collateralized Commercial Paper Company LLC 144A(z)	0.20	6-18-2013	40,000,000	39,989,333
Collateralized Commercial Paper Company LLC 144A(z)	0.21	5-21-2013	23,000,000	22,997,317
Collateralized Commercial Paper Company LLC (z)	0.30	5-22-2013	34,000,000	33,994,050
Collateralized Commercial Paper Company LLC 144A(z)	0.30	6-5-2013	53,000,000	52,984,542
Collateralized Commercial Paper Company LLC (z)	0.30	6-17-2013	40,000,000	39,984,333
Collateralized Commercial Paper Company LLC 144A(z)	0.33	5-6-2013	70,000,000	69,996,792
Collateralized Commercial Paper Company LLC (z)	0.35	5-13-2013	25,000,000	24,997,083
Collateralized Commercial Paper Company LLC (z)	0.41	6-3-2013	83,000,000	82,968,806
Concord Minutemen Capital Company 144A(z)	0.20	5-1-2013	10,000,000	10,000,000
Concord Minutemen Capital Company 144A(z)	0.26	5-3-2013	15,000,000	14,999,783
Concord Minutemen Capital Company 144A(z)	0.26	5-6-2013	10,000,000	9,999,639
Concord Minutemen Capital Company 144A(z)	0.26	5-15-2013	10,000,000	9,998,989
CRC Funding LLC 144A(z)	0.20	5-30-2013	40,000,000	39,993,556
CRC Funding LLC 144A(z)	0.22	5-1-2013	21,000,000	21,000,000
CRC Funding LLC 144A(z)	0.22	5-10-2013	9,000,000	8,999,505
Crown Point Capital Company 144A(z)	0.20	5-1-2013	8,000,000	8,000,000
Crown Point Capital Company 144A(z)	0.26	5-22-2013	24,000,000	23,996,360
Crown Point Capital Company 144A(z)	0.26	5-24-2013	13,000,000	12,997,841
Gotham Funding Corporation 144A(z)	0.20	5-1-2013	20,000,000	20,000,000
Gotham Funding Corporation 144A(z)	0.20	5-3-2013	9,000,000	8,999,900
Gotham Funding Corporation 144A(z)	0.20	5-6-2013	23,000,000	22,999,361
Gotham Funding Corporation 144A(z)	0.20	5-16-2013	10,000,000	9,999,167
Gotham Funding Corporation 144A(z)	0.20	5-28-2013	12,000,000	11,998,200
Gotham Funding Corporation 144A(z)	0.20	5-29-2013	15,000,000	14,997,667
Gotham Funding Corporation 144A(z)	0.21	6-25-2013	30,000,000	29,990,375
Gotham Funding Corporation 144A(z)	0.22	5-7-2013	50,000,000	49,998,217
Govco LLC 144A(z)	0.18	5-15-2013	44,000,000	43,996,920
Govco LLC 144A(z)	0.18	5-22-2013	22,000,000	21,997,690
Govco LLC 144A(z)	0.20	5-2-2013	28,000,000	27,999,844
Govco LLC 144A(z)	0.20	5-14-2013	10,000,000	9,999,278
Hannover Funding Company LLC 144A(z)	0.24	5-28-2013	7,000,000	6,998,740
Institutional Secured Funding LLC 144A(z)	0.35	6-24-2013	9,000,000	8,995,275
Legacy Capital Company 144A(z)	0.25	6-17-2013	25,000,000	24,991,840
Legacy Capital Company 144A(z)	0.34	5-7-2013	55,000,000	54,996,883
Lexington Parker Capital Company LLC 144A(z)	0.20	5-1-2013	20,000,000	20,000,000
Lexington Parker Capital Company LLC 144A(z)	0.25	6-17-2013	45,000,000	44,985,313
Lexington Parker Capital Company LLC 144A(z)	0.26	5-22-2013	15,000,000	14,997,725
Lexington Parker Capital Company LLC 144A(z)	0.26	5-24-2013	13,000,000	12,997,841
Lexington Parker Capital Company LLC 144A(z)	0.34	5-7-2013	9,000,000	8,999,490
Lexington Parker Capital Company LLC 144A(z)	0.34	5-10-2013	50,000,000	49,995,750
Liberty Funding LLC 144A(z)	0.17	5-2-2013	22,000,000	21,999,893
Liberty Funding LLC 144A(z)	0.17	5-28-2013	28,000,000	27,996,250
Liberty Funding LLC 144A(z)	0.17	5-29-2013	3,000,000	2,999,603
Liberty Funding LLC 144A(z)	0.17	5-30-2013	2,000,000	1,999,726

2

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Liberty Funding LLC 144A(z)	0.18%	5-16-2013	$9,000,000	$8,999,325
Liberty Funding LLC 144A(z)	0.18	5-17-2013	40,000,000	39,996,800
Liberty Funding LLC 144A(z)	0.18	5-20-2013	29,000,000	28,997,245
Liberty Funding LLC 144A(z)	0.18	5-22-2013	4,000,000	3,999,580
Liberty Funding LLC 144A(z)	0.20	5-7-2013	27,000,000	26,999,175
LMA Americas LLC 144A(z)	0.23	5-31-2013	11,000,000	10,997,892
Manhattan Asset Funding LLC 144A(z)	0.21	5-8-2013	6,000,000	5,999,755
Manhattan Asset Funding LLC 144A(z)	0.21	5-13-2013	8,000,000	7,999,440
Manhattan Asset Funding LLC 144A(z)	0.21	5-16-2013	15,000,000	14,998,688
Manhattan Asset Funding LLC 144A(z)	0.23	6-18-2013	25,000,000	24,992,333
Manhattan Asset Funding LLC 144A(z)	0.23	6-24-2013	7,000,000	6,997,585
MetLife Short Term Funding LLC 144A(z)	0.20	5-29-2013	10,000,000	9,998,444
Mountcliff Funding LLC 144A(z)	0.30	6-13-2013	15,000,000	14,994,625
Mountcliff Funding LLC 144A(z)	0.30	6-20-2013	15,000,000	14,993,750
Old Line Funding LLC 144A(z)	0.20	8-23-2013	20,000,000	19,987,333
Old Line Funding LLC 144A(z)	0.21	6-5-2013	35,000,000	34,992,854
Old Line Funding LLC 144A(z)	0.21	7-29-2013	11,000,000	10,994,289
Old Line Funding LLC 144A(z)	0.21	8-2-2013	26,000,000	25,985,895
Old Line Funding LLC 144A(z)	0.26	9-5-2013	36,000,000	35,966,980
Regency Markets No.1 LLC 144A(z)	0.18	5-10-2013	35,000,000	34,998,425
Regency Markets No.1 LLC 144A(z)	0.18	5-15-2013	70,000,000	69,995,100
Regency Markets No.1 LLC 144A(z)	0.18	5-16-2013	17,000,000	16,998,725
Regency Markets No.1 LLC 144A(z)	0.18	5-20-2013	40,000,000	39,996,200
Regency Markets No.1 LLC 144A(z)	0.18	5-21-2013	50,000,000	49,995,000
Regency Markets No.1 LLC 144A(z)	0.18	5-28-2013	90,000,000	89,987,850
Sheffield Receivables Corporation 144A(z)	0.20	5-22-2013	5,000,000	4,999,417
Sheffield Receivables Corporation 144A(z)	0.25	5-10-2013	15,000,000	14,999,063
Surrey Funding Corporation 144A(z)	0.20	5-9-2013	9,000,000	8,999,600
Surrey Funding Corporation 144A(z)	0.21	6-5-2013	10,000,000	9,997,958
Surrey Funding Corporation 144A(z)	0.25	5-8-2013	30,000,000	29,998,542
Sydney Capital Corporation 144A(z)	0.25	6-12-2013	9,000,000	8,997,375
Sydney Capital Corporation 144A(z)	0.25	6-26-2013	2,000,000	1,999,222
Sydney Capital Corporation 144A(z)	0.25	7-11-2013	20,000,000	19,989,942
Sydney Capital Corporation 144A(z)	0.27	5-14-2013	7,000,000	6,999,318
Sydney Capital Corporation 144A(z)	0.27	6-14-2013	30,000,000	29,990,344
Thunder Bay Funding LLC 144A(z)	0.19	5-6-2013	20,000,000	19,999,472
Thunder Bay Funding LLC 144A(z)	0.20	6-20-2013	6,000,000	5,998,333
Thunder Bay Funding LLC 144A(z)	0.20	8-23-2013	20,000,000	19,987,333
Thunder Bay Funding LLC 144A(z)	0.21	6-5-2013	15,000,000	14,996,938
Thunder Bay Funding LLC 144A(z)	0.21	6-17-2013	9,000,000	8,997,533
Victory Receivables 144A(z)	0.20	5-1-2013	25,000,000	25,000,000
Victory Receivables 144A(z)	0.20	5-3-2013	12,000,000	11,999,867
Victory Receivables 144A(z)	0.20	5-6-2013	44,000,000	43,998,749
Victory Receivables 144A(z)	0.20	5-7-2013	5,000,000	4,999,833
Victory Receivables 144A(z)	0.20	5-8-2013	10,000,000	9,999,611
Victory Receivables 144A(z)	0.20	5-10-2013	20,000,000	19,999,000
Victory Receivables 144A(z)	0.20	5-16-2013	12,000,000	11,999,000
Victory Receivables 144A(z)	0.20	5-17-2013	28,050,000	28,047,507
Victory Receivables 144A(z)	0.20	5-20-2013	52,000,000	51,994,511
Victory Receivables 144A(z)	0.20	5-23-2013	11,000,000	10,998,656
Victory Receivables 144A(z)	0.20	5-28-2013	10,000,000	9,998,500
Victory Receivables 144A(z)	0.21	6-19-2013	15,000,000	14,995,713
Victory Receivables 144A(z)	0.21	6-20-2013	20,000,000	19,994,166
Victory Receivables 144A(z)	0.22	5-9-2013	30,000,000	29,998,533
White Point Funding Incorporated 144A(z)	0.37	6-17-2013	3,000,000	2,998,551
Working Capital Management Company 144A(z)	0.21	5-17-2013	30,000,000	29,997,200
				2,787,593,668

Financial Company Commercial Paper : 25.26%
ABN AMRO Funding LLC 144A(z)	0.25	5-1-2013	22,000,000	22,000,000
ASB Finance Limited 144A±	0.37	7-23-2013	45,000,000	45,000,000
ASB Finance Limited 144A±	0.41	9-5-2013	30,000,000	30,000,000
ASB Finance Limited 144A±	0.43	8-29-2013	20,000,000	20,000,000
ASB Finance Limited 144A±	0.43	9-3-2013	20,000,000	20,000,000

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Australia & New Zealand Banking Group 144A±	0.34%	11-18-2013	$35,000,000	$35,000,000
Banco De Chile 144A(z)	0.32	6-14-2013	10,000,000	9,996,089
Banco De Chile 144A(z)	0.33	7-2-2013	8,000,000	7,995,454
Banco De Credito E Inversiones 144A(z)	0.65	5-2-2013	30,000,000	29,999,458
Banco Santander Chile 144A(z)	0.30	5-2-2013	4,000,000	3,999,967
Banco Santander Chile 144A(z)	0.30	5-3-2013	9,000,000	8,999,850
Banco Santander Chile 144A(z)	0.30	5-17-2013	10,000,000	9,998,667
Banco Santander Chile 144A(z)	0.30	5-22-2013	9,000,000	8,998,425
Banco Santander Chile 144A(z)	0.30	5-29-2013	14,000,000	13,996,733
Banco Santander Chile 144A(z)	0.30	5-30-2013	5,000,000	4,998,792
Bank of China Limited (z)	0.26	5-7-2013	10,000,000	9,999,567
Bank of China Limited (z)	0.27	5-8-2013	20,000,000	19,998,950
Barclays Bank plc 144A(z)	0.25	8-6-2013	40,000,000	39,973,056
Barclays Bank plc 144A(z)	0.35	5-29-2013	60,000,000	59,983,667
BNZ International Funding Limited 144A±	0.38	10-2-2013	45,000,000	45,000,000
BNZ International Funding Limited 144A±	0.40	11-1-2013	45,000,000	45,000,000
BPCE 144A(z)	0.24	6-3-2013	50,000,000	49,989,000
BPCE 144A(z)	0.25	6-7-2013	17,000,000	16,995,719
BPCE 144A(z)	0.25	5-14-2013	30,000,000	29,997,292
BPCE 144A(z)	0.25	5-24-2013	30,000,000	29,995,208
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	5-23-2013	17,000,000	16,998,078
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	5-10-2013	70,000,000	69,996,675
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	6-6-2013	11,000,000	10,997,800
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	6-28-2013	4,000,000	3,998,711
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	5-9-2013	32,000,000	31,998,507
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	6-3-2013	31,000,000	30,994,033
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	5-21-2013	60,000,000	59,992,833
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	5-28-2013	50,000,000	49,991,938
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	7-18-2013	17,000,000	16,992,081
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	7-26-2013	4,000,000	3,997,946
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	5-14-2013	5,000,000	4,999,603
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	5-24-2013	10,000,000	9,998,594
Commonwealth Bank of Australia 144A(z)	0.22	5-6-2013	6,000,000	5,999,817
Commonwealth Bank of Australia 144A±	0.33	11-29-2013	25,000,000	24,998,524
Commonwealth Bank of Australia 144A±	0.34	11-14-2013	50,000,000	50,000,000
CPPIB Capital Incorporated 144A(z)	0.16	5-31-2013	56,000,000	55,992,533
CPPIB Capital Incorporated 144A(z)	0.16	7-24-2013	65,000,000	64,975,733
Credit Agricole North America Incorporated (z)	0.21	6-3-2013	29,000,000	28,994,418
Credit Agricole North America Incorporated (z)	0.22	5-15-2013	28,000,000	27,997,604
Credit Suisse New York (z)	0.25	5-23-2013	33,000,000	32,994,958
DBS Bank Limited 144A(z)	0.20	7-8-2013	20,000,000	19,992,444
DBS Bank Limited 144A(z)	0.25	9-4-2013	33,000,000	32,971,125
Deutsche Bank Financial LLC (z)	0.25	5-13-2013	50,000,000	49,995,833
DNB Nor Bank ASA 144A(z)	0.21	7-12-2013	35,000,000	34,985,300
DNB Nor Bank ASA 144A(z)	0.24	5-21-2013	64,000,000	63,991,467
DNB Nor Bank ASA 144A(z)	0.25	5-7-2013	34,000,000	33,998,612
DNB Nor Bank ASA 144A±	0.43	9-20-2013	70,000,000	70,000,000
HSBC Bank plc 144A±	0.41	10-15-2013	60,000,000	60,000,000
HSBC Bank plc 144A±	0.41	10-1-2013	60,000,000	60,000,000
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.18	5-22-2013	15,000,000	14,998,425
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.18	5-24-2013	18,000,000	17,997,930
Nationwide Building Society 144A(z)	0.23	7-12-2013	60,000,000	59,972,400
Nationwide Building Society 144A(z)	0.29	6-25-2013	42,000,000	41,981,392
Nationwide Building Society 144A(z)	0.29	7-15-2013	17,000,000	16,989,729
Nationwide Building Society 144A(z)	0.30	5-13-2013	38,000,000	37,996,200
Nationwide Building Society 144A(z)	0.30	8-5-2013	57,000,000	56,954,400
Nationwide Building Society 144A(z)	0.30	8-12-2013	50,000,000	49,957,083
NRW Bank 144A(z)	0.15	5-2-2013	115,000,000	114,999,521
NRW Bank 144A(z)	0.15	5-7-2013	40,000,000	39,999,000
Oversea-Chinese Banking Corporation Limited (z)	0.20	5-28-2013	105,000,000	104,984,250
Oversea-Chinese Banking Corporation Limited (z)	0.20	5-29-2013	48,000,000	47,992,533
Oversea-Chinese Banking Corporation Limited (z)	0.20	5-30-2013	5,000,000	4,999,194
Oversea-Chinese Banking Corporation Limited (z)	0.20	6-21-2013	40,000,000	39,988,667
Oversea-Chinese Banking Corporation Limited (z)	0.20	7-29-2013	41,000,000	40,979,728
Oversea-Chinese Banking Corporation Limited (z)	0.21	7-8-2013	7,000,000	6,997,223

4

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Oversea-Chinese Banking Corporation Limited (z)	0.22%	8-29-2013	$25,000,000	$24,981,667
Oversea-Chinese Banking Corporation Limited (z)	0.23	6-27-2013	5,000,000	4,998,179
Oversea-Chinese Banking Corporation Limited (z)	0.23	7-25-2013	9,000,000	8,995,113
Principal Life Insurance Group 144A(z)	0.18	5-15-2013	11,000,000	10,999,230
PSP Capital Incorporated 144A(z)	0.18	5-14-2013	16,000,000	15,998,960
PSP Capital Incorporated 144A(z)	0.18	5-15-2013	16,000,000	15,998,880
PSP Capital Incorporated 144A(z)	0.19	5-22-2013	2,000,000	1,999,778
PSP Capital Incorporated 144A(z)	0.19	6-4-2013	20,000,000	19,996,411
SBAB Bank AB 144A(z)	0.30	5-7-2013	5,000,000	4,999,750
SBAB Bank AB 144A(z)	0.30	5-8-2013	15,000,000	14,999,125
SBAB Bank AB 144A(z)	0.30	5-13-2013	20,000,000	19,998,000
SBAB Bank AB 144A(z)	0.31	5-22-2013	23,000,000	22,995,841
SBAB Bank AB 144A(z)	0.32	7-2-2013	31,000,000	30,982,915
Skandinaviska Enskilda Banken AG 144A(z)	0.26	6-18-2013	11,000,000	10,996,187
Skandinaviska Enskilda Banken AG 144A(z)	0.42	5-15-2013	30,000,000	29,995,129
Skandinaviska Enskilda Banken AG 144A(z)	0.60	7-8-2013	113,000,000	112,871,933
Societe Generale (North America) (z)	0.25	5-31-2013	89,000,000	88,981,458
State Street Corporation (z)	0.18	5-1-2013	7,000,000	7,000,000
Sumitomo Mitsui Banking Corporation 144A(z)	0.24	6-7-2013	20,000,000	19,995,169
Sumitomo Mitsui Banking Corporation 144A(z)	0.24	7-9-2013	60,000,000	59,972,975
Sumitomo Trust and Banking Corporation 144A(z)	0.18	5-30-2013	65,000,000	64,990,575
Suncorp Group Limited 144A(z)	0.38	7-30-2013	25,000,000	24,976,250
Suncorp Group Limited 144A(z)	0.39	6-11-2013	5,000,000	4,997,779
Suncorp Group Limited 144A(z)	0.39	6-12-2013	32,000,000	31,985,440
Suncorp Group Limited 144A(z)	0.39	6-18-2013	89,000,000	88,953,720
Suncorp Group Limited 144A(z)	0.39	6-19-2013	16,000,000	15,991,507
Suncorp Group Limited 144A(z)	0.44	5-7-2013	17,000,000	16,998,753
Svenska Handelsbanken Incorporated 144A(z)	0.22	8-5-2013	45,000,000	44,973,600
Swedbank (z)	0.25	5-9-2013	20,000,000	19,998,889
Swedbank (z)	0.34	8-1-2013	20,000,000	19,982,622
Swedbank (z)	0.49	7-3-2013	40,000,000	39,965,700
Swedbank (z)	0.50	7-1-2013	22,000,000	21,981,361
Swedbank (z)	0.50	7-2-2013	11,000,000	10,990,528
Toyota Credit Canada Incorporated (z)	0.20	6-7-2013	11,000,000	10,997,739
Toyota Credit Canada Incorporated (z)	0.20	6-26-2013	7,000,000	6,997,822
Toyota Credit Canada Incorporated (z)	0.20	6-27-2013	7,000,000	6,997,783
Toyota Credit Canada Incorporated (z)	0.20	7-23-2013	4,000,000	3,998,156
UBS Finance Delaware LLC (z)	0.22	5-14-2013	75,000,000	74,994,042
United Overseas Bank Limited 144A(z)	0.20	6-20-2013	45,000,000	44,987,500
UOB Funding LLC (z)	0.20	6-19-2013	40,000,000	39,989,111
UOB Funding LLC (z)	0.20	6-24-2013	15,000,000	14,995,500
UOB Funding LLC (z)	0.25	8-12-2013	8,000,000	7,994,278
Westpac Banking Corporation 144A±	0.33	1-16-2014	55,000,000	54,995,994
Westpac Banking Corporation 144A±	0.34	11-8-2013	50,000,000	49,997,301
Westpac Securities NZ Limited 144A±	0.29	11-19-2013	25,000,000	25,001,916
Westpac Securities NZ Limited 144A±	0.38	10-25-2013	46,000,000	46,000,000
Westpac Securities NZ Limited 144A±	0.44	7-22-2013	53,000,000	53,000,000
				3,720,039,302

Other Commercial Paper : 2.27%
ACTS Retirement Life Communities Incorporated (z)	0.33	6-3-2013	2,000,000	1,999,395
ACTS Retirement Life Communities Incorporated (z)	0.33	6-3-2013	2,000,000	1,999,395
China Leader International Limited (z)	0.30	5-10-2013	10,000,000	9,999,250
China Leader International Limited (z)	0.30	5-22-2013	10,000,000	9,998,250
CNPC Finance 144A(z)	0.28	5-24-2013	10,000,000	9,998,211
CNPC Finance 144A(z)	0.29	5-10-2013	19,000,000	18,998,623
CNPC Finance 144A(z)	0.29	5-23-2013	8,000,000	7,998,582
CNPC Finance 144A(z)	0.29	5-16-2013	27,000,000	26,996,738
CNPC Finance 144A(z)	0.30	6-3-2013	15,000,000	14,995,875
CNPC Finance 144A(z)	0.30	6-7-2013	32,000,000	31,990,133
CNPC Finance 144A(z)	0.32	6-27-2013	33,000,000	32,983,280
CNPC Finance 144A(z)	0.35	5-6-2013	30,000,000	29,998,542
COFCO Capital Corporation (z)	0.20	5-2-2013	15,000,000	14,999,917
COFCO Capital Corporation (z)	0.26	5-15-2013	4,000,000	3,999,596

5

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper (continued)
Erste Abwicklungsanstalt 144A(z)	0.20%	7-9-2013	$18,000,000	$17,992,860
Sinochem Company Limited (z)	0.17	5-28-2013	2,000,000	1,999,745
Sinochem Company Limited (z)	0.18	5-7-2013	28,000,000	27,999,000
Sinopec Century Bright Capital Investments Limited 144A(z)	0.30	5-23-2013	15,000,000	14,997,250
Toyota Credit de Puerto Rico (z)	0.20	7-24-2013	12,000,000	11,994,400
Toyota Credit de Puerto Rico (z)	0.21	5-10-2013	15,000,000	14,999,213
Toyota Motor Credit Corporation (z)	0.22	5-23-2013	15,000,000	14,997,983
Toyota Motor Credit Corporation ±	0.25	9-12-2013	12,000,000	12,000,000
				333,936,238

Total Commercial Paper (Cost $6,841,569,208)				6,841,569,208

Government Agency Debt : 0.81%
FHLB ±	0.30	5-9-2013	8,000,000	7,999,946
FHLB ±	0.32	5-2-2013	20,000,000	19,999,989
FHLB ±	0.33	5-17-2013	41,000,000	41,000,000
FHLB ±	0.35	5-17-2013	15,000,000	15,000,000
Overseas Private Investment Corporation ±(i)§	0.15	7-9-2026	35,000,000	35,000,000
Total Government Agency Debt (Cost $118,999,935)				118,999,935

Municipal Obligations : 13.33%
Alabama : 0.23%
Variable Rate Demand Notes ø: 0.23%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.25	11-15-2046	12,625,000	12,625,000
Homewood AL Educational Building Authority Samford University Series A (Education Revenue, Branch Banking & Trust LOC)	0.22	12-1-2043	15,768,000	15,768,000
University of Alabama at Birmingham Hospital Series C (Hospital Revenue, PNC Bank NA LOC)	0.21	9-1-2042	5,000,000	5,000,000
				33,393,000

Alaska : 0.09%
Variable Rate Demand Note ø: 0.09%
Alaska Housing Finance Corporation Series 0022 (Housing Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.22	12-1-2030	12,670,000	12,670,000

Arizona : 0.11%
Variable Rate Demand Notes ø: 0.11%
Glendale AZ IDA Midwestern University (Education Revenue, JPMorgan Chase & Company LOC)	0.25	5-1-2041	5,000,000	5,000,000
Phoenix AZ IDA Del Mar Terrace Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.25	10-1-2029	11,500,000	11,500,000
				16,500,000

California : 1.52%
Other Municipal Debt : 0.12%
California Tax-Exempt Certificate Series B-5 (Tax Revenue)	0.20	7-24-2013	4,000,000	4,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.28	7-1-2013	4,000,000	4,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATUB (Transportation Revenue)	0.28	7-2-2013	2,000,000	2,000,000
Orange County CA Pension Obligation Taxable Series A (Miscellaneous Revenue)	0.61	11-1-2013	4,000,000	4,000,000

6

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
San Francisco CA City & County Public Utilities Commission Series 582 (Utilities Revenue)	0.23%	5-20-2013	$3,000,000	$3,000,000
				17,000,000

Variable Rate Demand Notes ø: 1.40%
California GO Bonds Series 2003A-2 (GO, Bank of Montreal LOC)	0.15	5-1-2033	4,000,000	4,000,000
California HFFA Children’s Hospital Series B (Hospital Revenue, U.S. Bank NA LOC)	0.21	11-1-2038	3,000,000	3,000,000
California Kindergarten Series 2004B-3 (Education Revenue, Citibank NA LOC)	0.18	5-1-2034	6,000,000	6,000,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, JPMorgan Chase & Company LOC)	0.20	11-1-2026	7,000,000	7,000,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, JPMorgan Chase & Company LOC)	0.19	11-1-2026	4,500,000	4,500,000
California PCFA Pacific Gas & Electric Project Series F (Utilities Revenue, JPMorgan Chase & Company LOC)	0.17	11-1-2026	9,000,000	9,000,000
California RAN 2012-2013 Series A-1 JPMorgan PUTTER Series 4265 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	5-30-2013	72,810,000	72,810,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3164 (GO, JPMorgan Chase & Company LIQ) 144A	0.24	8-1-2031	14,000,000	14,000,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.24	8-1-2018	12,000,000	12,000,000
Los Angeles CA DW&P Waterworks Sub Series B2 (Water Utilities, Royal Bank of Canada SPA)	0.18	7-1-2035	5,000,000	5,000,000
Los Angeles CA Unified School District 2012-2013 TRAN Series B JPMorgan PUTTER Series 4289 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	11-28-2013	10,000,000	10,000,000
Sacramento CA MUD Series M (Utilities Revenue, U.S. Bank NA LOC)	0.20	8-15-2041	5,000,000	5,000,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA)	0.25	4-1-2038	12,000,000	12,000,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA)	0.20	4-1-2038	5,210,000	5,210,000
San Francisco CA City & County COP Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.24	11-1-2041	2,000,000	2,000,000
San Francisco CA City & County RDA Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.26	8-1-2032	14,000,000	14,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.27	12-1-2033	8,130,000	8,130,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.27	9-15-2032	5,800,000	5,800,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured)	0.32	9-1-2036	7,000,000	7,000,000
				206,450,000

Colorado : 0.46%
Variable Rate Demand Notes ø: 0.46%
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.21	11-1-2026	6,000,000	6,000,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.21	5-1-2038	18,000,000	18,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.18	5-1-2050	34,415,000	34,415,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.25	11-15-2025	10,000,000	10,000,000
				68,415,000

7

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Connecticut : 0.18%
Variable Rate Demand Notes ø: 0.18%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.22%	5-15-2034	$5,000,000	$5,000,000
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.27	2-1-2026	21,800,000	21,800,000
				26,800,000

District of Columbia : 0.05%
Other Municipal Debt : 0.02%
District of Columbia Water & Sewer Authority Series A (Water & Sewer Revenue)	0.18	5-6-2013	3,000,000	3,000,000

Variable Rate Demand Note ø: 0.03%
Metropolitan Washington DC Airports Authority Sub Series D1 (Airport Revenue, TD Bank NA LOC)	0.21	10-1-2039	5,000,000	5,000,000

Florida : 0.16%
Other Municipal Debt : 0.02%
Hillsborough County FL CAB Series A (Tax Revenue)	0.21	6-27-2013	3,000,000	3,000,000

Variable Rate Demand Notes ø: 0.14%
Escambia County FL Health Facilities Authority Azalea Trace Incorporated Series B (Health Revenue, TD Bank NA LOC)	0.18	11-15-2029	4,000,000	4,000,000
Miami Dade County FL Building Better Community Program Series 2005 US Bank Solar Eclipse Series 2006-0049 (Tax Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.23	7-1-2013	7,365,000	7,365,000
Volusia County FL Eclipse Funding Trust Series 0008 (Miscellaneous Revenue, U.S. Bank NA LOC, AGM Insured, U.S. Bank NA LIQ)	0.22	8-1-2013	4,775,000	4,775,000
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, AGM Insured, U.S. Bank NA LIQ)	0.22	8-1-2032	4,710,000	4,710,000
				20,850,000

Georgia : 0.18%
Variable Rate Demand Notes ø: 0.18%
Columbus GA Housing Development Authority PFOTER Series TN-024 (Housing Revenue, ACA Insured) 144A	0.45	10-1-2039	12,860,000	12,860,000
Richmond County GA Development Authority Health Project Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.21	7-1-2037	10,690,000	10,690,000
Wayne County GA IDA Solid Waste Disposal Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.27	5-1-2020	3,000,000	3,000,000
				26,550,000

Illinois : 0.62%
Variable Rate Demand Notes ø: 0.62%
Chicago IL Project Series B-2 (Tax Revenue, JPMorgan Chase & Company SPA)	0.18	1-1-2034	8,000,000	8,000,000
Chicago IL Various Projects Series B-1 (Tax Revenue, JPMorgan Chase & Company SPA)	0.21	1-1-2034	8,000,000	8,000,000
Chicago IL Water District Solar Eclipse Funding Trust Various States Project Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.22	5-1-2014	8,955,000	8,955,000
Cook County IL Various Projects Series D (Tax Revenue)	0.19	11-1-2030	31,000,000	31,000,000
Illinois Development Finance Authority McCormick Theological Seminary Project Series 2001-B (Education Revenue, Northern Trust Company LOC)	0.26	6-1-2035	22,435,000	22,435,000

8

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Illinois Finance Authority Carle Foundation Series E (Health Revenue, JPMorgan Chase & Company LOC)	0.24%	2-15-2033	$8,000,000	$8,000,000
Illinois Finance Authority Resurrection Health Project Series B (Health Revenue, JPMorgan Chase & Company LOC)	0.18	5-15-2035	5,000,000	5,000,000
				91,390,000

Indiana : 0.03%
Variable Rate Demand Note ø: 0.03%
Indiana Development Finance Authority Educational Facilities Industry Museum of Art (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.21	2-1-2039	4,000,000	4,000,000

Iowa : 0.80%
Variable Rate Demand Notes ø: 0.80%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project Series 2012 (IDR)	0.17	12-1-2050	96,000,000	96,000,000
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.24	6-1-2039	21,885,000	21,885,000
				117,885,000

Kentucky : 0.18%
Variable Rate Demand Notes ø: 0.18%
Kentucky EDFA Goodwill Industries Incorporated Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.25	12-1-2037	9,750,000	9,750,000
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.24	1-1-2033	16,000,000	16,000,000
				25,750,000

Louisiana : 0.39%
Variable Rate Demand Notes ø: 0.39%
East Baton Rouge Parish LA IDR ExxonMobil Project Series A (IDR)	0.19	8-1-2035	35,000,000	35,000,000
East Baton Rouge Parish LA IDR ExxonMobil Project Series B (IDR)	0.19	12-1-2040	10,000,000	10,000,000
Louisiana Offshore Terminal Authority Deepwater Port Series B (Port Authority Revenue, Bank One NA LOC)	0.21	9-1-2014	4,000,000	4,000,000
Saint Charles Parish LA PCR Shell Oil Company Norco Project (IDR)	0.17	11-1-2021	8,000,000	8,000,000
				57,000,000

Maryland : 0.54%
Variable Rate Demand Notes ø: 0.54%
Maryland CDA Housing & Community Residential Series B (Housing Revenue)	0.18	9-1-2033	15,000,000	15,000,000
Maryland CDA Housing & Community Residential Series J (Housing Revenue, FHA Insured, TD Bank NA SPA)	0.22	9-1-2031	20,100,000	20,100,000
Maryland CDA Series D (Housing Revenue, PNC Bank NA LOC)	0.23	9-1-2038	18,890,000	18,890,000
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA)	0.23	9-1-2040	13,700,000	13,700,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.27	1-1-2029	12,440,000	12,440,000
				80,130,000

9

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts : 0.18%
Variable Rate Demand Notes ø: 0.18%
Massachusetts Department of Transportation Metropolitan Highway Systems Series A2 (Transportation Revenue, Bank of Tokyo-Mitsubishi SPA)	0.23%	1-1-2037	$3,000,000	$3,000,000
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.18	10-1-2031	23,840,000	23,840,000
				26,840,000

Michigan : 0.72%
Variable Rate Demand Notes ø: 0.72%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.26	9-1-2033	12,000,000	12,000,000
Michigan Higher Education Student Loan Series XVII-K-6 Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.26	9-1-2032	10,000,000	10,000,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.19	10-1-2037	12,880,000	12,880,000
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.23	4-1-2040	9,820,000	9,820,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.24	12-1-2038	25,000,000	25,000,000
Michigan State University Revenues Series A (Education Revenue, Northern Trust Company SPA)	0.21	2-15-2033	8,205,000	8,205,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	12-1-2040	28,700,000	28,700,000
				106,605,000

Minnesota : 0.11%
Other Municipal Debt : 0.07%
Hennepin County MN Commercial Paper Certificates Series B (Miscellaneous Revenue)	0.24	5-10-2013	10,000,000	10,000,000

Variable Rate Demand Note ø: 0.04%
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.22	9-1-2046	6,000,000	6,000,000

Mississippi : 0.14%
Variable Rate Demand Notes ø: 0.14%
Jackson County MS PCR Chevron USA Incorporated Project (IDR)	0.17	6-1-2023	5,000,000	5,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (IDR)	0.18	11-1-2035	5,000,000	5,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series H (IDR)	0.20	11-1-2035	5,000,000	5,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series K (IDR)	0.18	11-1-2035	5,000,000	5,000,000
				20,000,000

Missouri : 0.01%
Variable Rate Demand Note ø: 0.01%
Missouri HEFA BJC Health System Series B (Health Revenue, U.S. Bank NA SPA)	0.17	5-15-2038	2,000,000	2,000,000

10

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Nebraska : 0.32%
Variable Rate Demand Note ø: 0.32%
Central Plains Energy Project Nebraska Gas Project #2 (Utilities Revenue, Royal Bank of Canada SPA)	0.22%	8-1-2039	$47,555,000	$47,555,000

Nevada : 0.09%
Variable Rate Demand Note ø: 0.09%
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.27	10-1-2035	12,695,000	12,695,000

New Jersey : 0.51%
Variable Rate Demand Notes ø: 0.51%
New Jersey HFFA Underwood Memorial Hospital (Hospital Revenue, TD Bank NA LOC)	0.21	7-1-2033	7,000,000	7,000,000
New Jersey Tobacco Settlement Financing Corporation Clipper Tax-Exempt Certificate Trust Series 40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	6-1-2032	23,505,000	23,505,000
New Jersey TTFA PUTTER Series 70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.22	12-15-2023	21,050,000	21,050,000
New Jersey Turnpike Authority Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E41 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.31	1-1-2018	20,000,000	20,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.25	4-15-2014	4,000,000	4,000,000
				75,555,000

New Mexico : 0.12%
Variable Rate Demand Notes ø: 0.12%
New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans) 144A	0.27	4-1-2037	6,110,000	6,110,000
New Mexico Municipal Energy Acquisition Authority Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.22	11-1-2039	10,920,000	10,920,000
				17,030,000

New York : 1.50%
Variable Rate Demand Notes ø: 1.50%
New York Energy R&D Authority Series A-2 (IDR, Mizuho Corporate Bank LOC)	0.20	5-1-2039	4,000,000	4,000,000
New York Energy R&D Authority Series A-2 (IDR, Scotia Bank LOC)	0.22	6-1-2036	4,000,000	4,000,000
New York Energy R&D Authority Series A-4 (IDR, Scotia Bank LOC)	0.22	6-1-2036	3,000,000	3,000,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-2034	10,400,000	10,400,000
New York HFA Clinton Green South Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	11-1-2038	12,000,000	12,000,000
New York HFA Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-2041	24,000,000	24,000,000
New York HFA Remeeder Houses Project Series A (Housing Revenue, Citibank NA LOC)	0.27	5-1-2039	8,485,000	8,485,000
New York HFA Victory Housing Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	11-1-2033	2,700,000	2,700,000
New York HFA Victory Housing Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	11-1-2033	4,500,000	4,500,000
New York Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Series 4011Z (Port Authority Revenue, JPMorgan Chase & Company LIQ) 144A	0.24	6-15-2019	6,975,000	6,975,000
New York Metropolitan Transportation Authority Dedicated Tax Series A-1 (Transportation Revenue, Morgan Stanley Bank LOC)	0.24	11-1-2031	27,000,000	27,000,000

11

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.37%	10-1-2031	$4,195,000	$4,195,000
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.18	6-15-2044	8,000,000	8,000,000
New York NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA)	0.21	6-15-2025	17,000,000	17,000,000
New York NY Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.20	6-15-2038	13,000,000	13,000,000
New York NY Series A-2 (Tax Revenue, Mizuho Corporate Bank LOC)	0.17	10-1-2038	3,000,000	3,000,000
New York NY Series D-3 (GO, Bank of New York Mellon LOC)	0.18	10-1-2039	6,000,000	6,000,000
New York NY Series F-3 (Tax Revenue, Bank of America NA LIQ)	0.21	3-1-2042	11,000,000	11,000,000
New York NY Sub Series G-6 (Tax Revenue, Mizuho Corporate Bank LOC)	0.20	4-1-2042	4,000,000	4,000,000
New York NY Sub Series L-3 (Tax Revenue, Bank of America NA SPA)	0.21	4-1-2036	6,000,000	6,000,000
PFOTER Series TNP-1004 (Resource Recovery Revenue, Ambac Insured, Bank of America NA LIQ) 144A	0.75	1-29-2046	31,541,000	31,541,000
PFOTER Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	7-26-2013	10,100,000	10,100,000
				220,896,000

North Carolina : 0.05%
Variable Rate Demand Note ø: 0.05%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.32	7-1-2027	8,000,000	8,000,000

Ohio : 0.60%
Variable Rate Demand Notes ø: 0.60%
Lancaster OH Port Authority (Energy Revenue, Royal Bank of Canada SPA)	0.22	5-1-2038	19,705,000	19,705,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.19	9-1-2039	23,017,000	23,017,000
Ohio HFA Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.23	9-1-2038	13,000,000	13,000,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.23	9-1-2038	24,000,000	24,000,000
Warren County OH Health Care Facilities Otterbein Homes Series B (Health Revenue, U.S. Bank NA LOC)	0.24	7-1-2023	8,725,000	8,725,000
				88,447,000

Pennsylvania : 0.10%
Variable Rate Demand Notes ø: 0.10%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.22	8-1-2030	6,000,000	6,000,000
Pennsylvania Public School Building Authority (Education Revenue, AGM Insured) 144A	0.22	6-1-2032	8,765,000	8,765,000
				14,765,000

Puerto Rico : 0.13%
Variable Rate Demand Note ø: 0.13%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Credit Suisse LIQ)	0.22	8-1-2057	19,000,000	19,000,000

South Carolina : 0.12%
Other Municipal Debt : 0.02%
South Carolina Public Service Authority Series AA (Tax Revenue)	0.20	5-20-2013	2,000,000	2,000,000

12

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Note ø: 0.10%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144A	0.18%	1-1-2050	$15,000,000	$15,000,000

South Dakota : 0.03%
Variable Rate Demand Note ø: 0.03%
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.22	5-1-2037	5,000,000	5,000,000

Tennessee : 0.41%
Variable Rate Demand Notes ø: 0.41%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.25	11-1-2035	14,860,000	14,860,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.25	7-1-2034	33,195,000	33,195,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.25	2-1-2036	4,810,000	4,810,000
Nashville & Davidson Counties TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC Insured, FHLMC LIQ)	0.24	1-1-2034	5,000,000	5,000,000
Nashville & Davidson Counties TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.24	12-1-2041	3,000,000	3,000,000
				60,865,000

Texas : 2.04%
Variable Rate Demand Notes ø: 2.04%
Austin TX Airport Systems Series 3 (Airport Revenue, State Street Bank & Trust Company LOC, AGM Insured)	0.23	11-15-2025	4,000,000	4,000,000
Bexar County TX Health Facilities El Centro Del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.24	12-1-2032	2,340,000	2,340,000
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking LOC) 144A	0.24	9-1-2041	7,200,000	7,200,000
Calhoun County TX Formosa Plastics Corporation Project Series C (IDR, Sumitomo Mitsui Banking LOC) 144A	0.24	9-1-2031	10,000,000	10,000,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.25	4-1-2022	6,000,000	6,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.28	2-1-2035	33,095,000	33,095,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (IDR)	0.24	3-1-2042	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2009 Sub Series 2009A (Resource Recovery Revenue)	0.17	12-1-2039	6,000,000	6,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010A (Resource Recovery Revenue)	0.17	4-1-2040	3,000,000	3,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010B (Resource Recovery Revenue)	0.17	4-1-2040	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010D (IDR)	0.17	11-1-2040	20,000,000	20,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010D (IDR)	0.18	11-1-2040	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project (Resource Recovery Revenue)	0.24	1-1-2032	6,800,000	6,800,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.22	6-1-2032	25,395,000	25,395,000
Texas JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	8-30-2013	91,000,000	91,000,000

13

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Texas Municipal Gas Acquisition & Supply Corporation Series D Morgan Stanley Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.52%	12-15-2026	$33,542,620	$33,542,620
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.17	6-1-2045	13,500,000	13,500,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA)	0.21	12-1-2033	5,000,000	5,000,000
University of Texas Financing System Series B (Education Revenue)	0.17	8-1-2025	11,000,000	11,000,000
				300,872,620

Utah : 0.04%
Variable Rate Demand Note ø: 0.04%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.22	11-1-2045	5,237,000	5,237,000

Virginia : 0.04%
Variable Rate Demand Note ø: 0.04%
Hanover County VA EDA Bon Secours Health System Incorporated Series 2008D-2 (Health Revenue, U.S. Bank NA LOC)	0.21	11-1-2025	6,000,000	6,000,000

Washington : 0.15%
Other Municipal Debt : 0.01%
Port of Seattle WA (Tax Revenue)	0.32	5-1-2013	2,000,000	2,000,000

Variable Rate Demand Notes ø: 0.14%
Washington HEFAR Whitman College Project (Education Revenue, Bank of America NA SPA)	0.27	1-1-2038	14,650,000	14,650,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA SPA)	0.38	6-1-2037	6,080,000	6,080,000
				20,730,000

West Virginia : 0.24%
Variable Rate Demand Notes ø: 0.24%
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.26	4-1-2027	9,300,000	9,300,000
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Sumitomo Mitsui Banking LOC)	0.23	12-1-2042	15,600,000	15,600,000
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Mizuho Corporate Bank LOC)	0.24	2-1-2036	10,000,000	10,000,000
				34,900,000

Wisconsin : 0.06%
Variable Rate Demand Notes ø: 0.06%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC)	0.23	9-1-2035	2,625,000	2,625,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC/Ambac Insured, JPMorgan Chase & Company LIQ)	0.25	7-1-2013	5,970,000	5,970,000
				8,595,000

Wyoming : 0.08%
Variable Rate Demand Note ø: 0.08%
Uinta County WY PCR Chevron USA Incorporated Project (IDR)	0.17	8-15-2020	11,000,000	11,000,000

Total Municipal Obligations (Cost $1,963,370,620)				1,963,370,620

14

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Instruments : 0.55%
Australia & New Zealand Banking Group 144A±	1.02%	1-10-2014	$21,000,000	$21,101,247
Australia & New Zealand Banking Group ±	1.14	6-3-2013	5,000,000	5,004,132
Australia & New Zealand Banking Group 144A±	1.28	12-20-2013	20,000,000	20,128,860
GBG LLC Custody Receipts 144A±§	0.21	9-1-2027	11,382,000	11,382,000
Oakland-Alameda County CA Series A-2 Municipal Commercial Paper	0.21	5-15-2013	7,000,000	7,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 144A±§	0.90	5-15-2051	11,080,000	11,080,000
Westpac Banking Corporation 144A±	1.53	1-30-2014	5,000,000	5,045,379
Total Other Instruments (Cost $80,741,618)				80,741,618

Other Notes : 2.05%
Corporate Bonds and Notes : 2.05%
ACTS Retirement Life Communities Incorporated ±§	0.22	11-15-2029	11,658,000	11,658,000
JPMorgan Chase & Company	4.75	5-1-2013	17,000,000	17,000,000
LTF Real Estate LLC 144A±§	0.27	6-1-2033	15,155,000	15,155,000
National Rural Utilities Cooperative Finance Corporation	5.50	7-1-2013	20,000,000	20,172,392
Providence Health & Services ±§	0.20	10-1-2042	12,000,000	12,000,000
Toronto-Dominion Bank ±	0.25	11-15-2013	50,000,000	50,000,000
Toyota Motor Credit Corporation ±	0.28	12-9-2013	53,000,000	53,000,000
Toyota Motor Credit Corporation ±	0.29	2-24-2014	44,000,000	44,000,000
Toyota Motor Credit Corporation ±	0.36	7-19-2013	62,000,000	62,000,000
Toyota Motor Credit Corporation ±	0.38	6-13-2013	16,000,000	16,003,433
Total Other Notes (Cost $300,988,825)				300,988,825

Repurchase Agreements ^^: 6.50%
Deutsche Bank Securities, dated 4-30-2013, maturity value $5,800,027 (1)	0.17	5-1-2013	5,800,000	5,800,000
Goldman Sachs & Company, dated 2-1-2013, maturity value $168,039,573 (2) ±§¢(i)	0.28	5-1-2013	168,000,000	168,000,000
Goldman Sachs & Company, dated 4-30-2013, maturity value $14,900,070 (3)	0.17	5-1-2013	14,900,000	14,900,000
GX Clarke & Company, dated 4-30-2013, maturity value $57,000,396 (4)	0.25	5-1-2013	57,000,000	57,000,000
JPMorgan Securities, dated 4-1-2013, maturity value $66,012,797 (5) ±	0.23	5-1-2013	66,000,000	66,000,000
Merrill Lynch Pierce Fenner & Smith, dated 4-30-2013, maturity value $175,000,826 (6)	0.17	5-1-2013	175,000,000	175,000,000
Morgan Stanley & Company, dated 4-30-2013, maturity value $100,000,472 (7)	0.17	5-1-2013	100,000,000	100,000,000
RBC Capital Markets, dated 4-30-2013, maturity value $135,000,638 (8)	0.17	5-1-2013	135,000,000	135,000,000
Societe Generale NY, dated 4-30-2013, maturity value $45,000,213 (9)	0.17	5-1-2013	45,000,000	45,000,000
Societe Generale NY, dated 4-30-2013, maturity value $54,000,240 (10)	0.16	5-1-2013	54,000,000	54,000,000
Societe Generale NY, dated 4-30-2013, maturity value $137,033,113 (11)	0.18	5-1-2013	137,032,428	137,032,428
Total Repurchase Agreements (Cost $957,732,428)				957,732,428

Treasury Debt : 1.41%
U.S. Treasury Bill (z)	0.10	9-19-2013	20,000,000	19,992,166
U.S. Treasury Bill (z)	0.11	9-26-2013	25,000,000	24,988,900
U.S. Treasury Bill (z)	0.12	9-12-2013	26,000,000	25,988,871
U.S. Treasury Bill (z)	0.12	8-15-2013	26,000,000	25,990,966
U.S. Treasury Bill (z)	0.13	9-5-2013	41,000,000	40,981,559
U.S. Treasury Bill (z)	0.13	8-22-2013	51,000,000	50,978,789
U.S. Treasury Bill (z)	0.14	8-29-2013	19,000,000	18,991,450
Total Treasury Debt (Cost $207,912,701)				207,912,701

15

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Total investments in securities (Cost $14,752,112,989)*	100.18%	14,752,112,989
Other assets and liabilities, net	(0.18)	(26,182,827)

Total net assets	100.00%	$14,725,930,162

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
(i)	Illiquid security
§	Security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
^^	Collateralized by:
(1)	U.S. government securities, 2.34% to 7.00%, 1-1-2026 to 9-1-2042, fair value including accrued interest is $5,986,573.
(2)	U.S. government securities, 0.00% to 5.00%, 5-1-2013 to 4-1-2043, fair value including accrued interest is $172,621,540.
(3)	U.S. government securities, 2.27% to 3.50%, 3-1-2042 to 4-1-2043, fair value including accrued interest is $15,347,000.
(4)	U.S. government securities, 0.00% to 11.25%, 5-15-2013 to 2-15-2043, fair value including accrued interest is $58,260,738.
(5)	U.S. government securities, 0.00% to 0.78%, 5-1-2013 to 9-19-2013, fair value including accrued interest is $67,320,822.
(6)	U.S. government security, 0.63%, 4-30-2018, fair value including accrued interest is $178,500,079.
(7)	U.S. government securities, 2.51% to 5.00%, 11-1-2040 to 10-1-2042, fair value including accrued interest is $103,048,738.
(8)	U.S. government securities, 0.00% to 6.00%, 5-1-2016 to 5-1-2043, fair value including accrued interest is $139,050,000.
(9)	U.S. government securities, 3.00% to 5.50%, 5-1-2026 to 8-1-2048, fair value including accrued interest is $46,350,000.
(10)	U.S. government securities, 0.25% to 2.38%, 9-30-2014 to 8-15-2022, fair value including accrued interest is $55,080,002.
(11)	U.S. government securities, 0.63% to 8.00%, 11-30-2017 to 2-15-2055, fair value including accrued interest is $141,129,815.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

16

Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper : 2.82%
Asset-Backed Commercial Paper : 2.82%
Straight-A Funding LLC 144A(z)	0.14%	5-1-2013	$75,041,000	$75,041,000
Straight-A Funding LLC 144A(z)	0.14	5-1-2013	30,000,000	30,000,000
Straight-A Funding LLC 144A(z)	0.14	5-2-2013	15,000,000	14,999,942
Straight-A Funding LLC 144A(z)	0.15	6-5-2013	26,021,000	26,017,205
Straight-A Funding LLC 144A(z)	0.16	6-10-2013	50,000,000	49,991,111
Straight-A Funding LLC 144A(z)	0.16	6-11-2013	40,000,000	39,992,711
Straight-A Funding LLC 144A(z)	0.16	6-12-2013	30,047,000	30,041,391
Straight-A Funding LLC 144A(z)	0.16	6-12-2013	70,000,000	69,986,933
Straight-A Funding LLC 144A(z)	0.17	6-17-2013	15,041,000	15,037,662
Straight-A Funding LLC 144A(z)	0.17	6-17-2013	12,638,000	12,635,195
Straight-A Funding LLC 144A(z)	0.17	6-17-2013	35,096,000	35,088,211
Straight-A Funding LLC 144A(z)	0.17	6-18-2013	152,000,000	151,965,547
Straight-A Funding LLC 144A(z)	0.17	6-18-2013	25,027,000	25,021,327
Straight-A Funding LLC 144A(z)	0.17	6-18-2013	25,000,000	24,994,333
Straight-A Funding LLC 144A(z)	0.17	6-18-2013	25,000,000	24,994,333
Straight-A Funding LLC 144A(z)	0.17	6-18-2013	28,044,000	28,037,643
Straight-A Funding LLC 144A(z)	0.17	6-19-2013	50,000,000	49,988,431
Straight-A Funding LLC 144A(z)	0.17	6-19-2013	16,000,000	15,996,298
Straight-A Funding LLC 144A(z)	0.17	6-19-2013	105,220,000	105,195,653
Straight-A Funding LLC 144A(z)	0.18	6-5-2013	50,000,000	49,991,250
Straight-A Funding LLC 144A(z)	0.18	6-13-2013	28,015,000	28,008,977
Straight-A Funding LLC 144A(z)	0.18	6-14-2013	20,711,000	20,706,444
Total Commercial Paper (Cost $923,731,597)				923,731,597

Government Agency Debt : 49.58%
FFCB ±	0.07	8-15-2013	45,000,000	44,998,063
FFCB (z)	0.08	5-20-2013	185,000,000	184,991,820
FFCB (z)	0.08	5-24-2013	48,000,000	47,997,853
FFCB (z)	0.08	7-8-2013	10,000,000	9,998,489
FFCB (z)	0.09	5-28-2013	74,000,000	73,994,795
FFCB (z)	0.09	7-31-2013	200,000,000	199,954,500
FFCB ±	0.11	9-13-2013	147,670,000	147,656,732
FFCB (z)	0.11	6-24-2013	35,000,000	34,994,225
FFCB (z)	0.11	10-15-2013	25,000,000	24,987,243
FFCB ±	0.12	6-27-2013	50,000,000	49,999,203
FFCB (z)	0.12	8-9-2013	15,000,000	14,995,000
FFCB (z)	0.12	8-14-2013	100,000,000	99,965,000
FFCB (z)	0.13	7-11-2013	12,400,000	12,396,943
FFCB ±	0.13	4-11-2014	35,000,000	34,995,024
FFCB ±	0.13	5-1-2014	175,000,000	174,986,466
FFCB (z)	0.14	7-18-2013	13,346,000	13,342,096
FFCB ±	0.14	8-28-2013	100,000,000	99,993,674
FFCB ±	0.15	7-29-2013	124,000,000	123,997,351
FFCB (z)	0.15	8-6-2013	50,000,000	49,979,792
FFCB ±	0.15	1-6-2014	35,000,000	34,996,987
FFCB ±	0.17	4-16-2014	50,000,000	50,014,957
FFCB ±	0.17	4-2-2014	150,000,000	149,993,013
FFCB ±	0.18	10-28-2013	15,000,000	15,002,708
FFCB (z)	0.18	6-5-2013	38,700,000	38,693,228
FFCB (z)	0.18	6-6-2013	15,000,000	14,997,300
FFCB ±	0.19	1-13-2015	250,000,000	249,914,037
FFCB ±	0.19	12-23-2013	41,715,000	41,724,888
FFCB ±	0.22	8-22-2013	95,775,000	95,794,247
FFCB ±	0.22	2-24-2014	142,000,000	142,059,633
FFCB	0.22	6-11-2013	93,300,000	93,312,022
FFCB ±	0.27	10-15-2013	35,000,000	34,987,046
FFCB	0.29	5-16-2013	50,000,000	50,003,953
FFCB	3.88	10-7-2013	15,000,000	15,244,992
FHLB (z)	0.07	5-8-2013	100,000,000	99,998,639
FHLB (z)	0.07	6-11-2013	75,000,000	74,994,021

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLB	0.08%	8-28-2013	$250,000,000	$249,987,543
FHLB (z)	0.08	7-12-2013	100,900,000	100,883,856
FHLB (z)	0.08	7-5-2013	100,000,000	99,985,194
FHLB ±	0.08	9-6-2013	250,000,000	250,000,000
FHLB ±	0.09	9-4-2013	115,000,000	114,980,266
FHLB (z)	0.09	6-7-2013	265,400,000	265,375,755
FHLB ±	0.09	6-20-2014	96,750,000	96,709,348
FHLB ±	0.10	1-23-2014	200,000,000	199,968,777
FHLB (z)	0.10	6-14-2013	101,030,000	101,017,652
FHLB	0.10	11-6-2013	250,000,000	249,974,875
FHLB ±	0.10	6-12-2014	150,000,000	150,000,000
FHLB (z)	0.11	11-18-2013	47,000,000	46,972,446
FHLB	0.11	8-1-2013	33,620,000	33,618,205
FHLB	0.11	10-22-2013	150,000,000	149,991,443
FHLB	0.11	10-25-2013	229,000,000	228,997,773
FHLB ±	0.11	2-20-2014	200,000,000	199,932,725
FHLB (z)	0.12	7-1-2013	100,000,000	99,980,514
FHLB (z)	0.12	5-10-2013	50,000,000	49,998,500
FHLB (z)	0.12	5-15-2013	50,000,000	49,997,667
FHLB	0.12	7-22-2013	100,000,000	99,996,829
FHLB (z)	0.12	9-18-2013	33,300,000	33,284,460
FHLB ±	0.13	2-12-2014	150,000,000	149,988,130
FHLB	0.13	6-21-2013	100,000,000	99,998,328
FHLB	0.13	7-11-2013	100,000,000	99,998,873
FHLB	0.13	9-18-2013	200,000,000	199,981,739
FHLB	0.13	10-9-2013	100,000,000	100,003,496
FHLB	0.13	10-16-2013	250,000,000	249,986,230
FHLB (z)	0.14	5-17-2013	22,000,000	21,998,680
FHLB	0.14	8-28-2013	150,000,000	149,988,955
FHLB	0.14	9-5-2013	200,000,000	199,988,126
FHLB ±	0.14	5-1-2014	200,000,000	200,000,000
FHLB (z)	0.14	6-21-2013	100,000,000	99,980,167
FHLB (z)	0.15	5-31-2013	150,000,000	149,981,250
FHLB	0.15	6-14-2013	75,000,000	74,998,246
FHLB ±	0.16	5-23-2013	50,000,000	50,002,719
FHLB	0.16	6-10-2013	75,000,000	74,999,228
FHLB (z)	0.18	5-29-2013	56,350,000	56,342,111
FHLB	0.23	6-6-2013	85,000,000	85,008,555
FHLB	0.24	5-21-2013	25,000,000	25,001,428
FHLB	0.24	8-9-2013	5,000,000	5,000,517
FHLB	0.27	9-12-2013	66,000,000	66,040,084
FHLB	0.28	9-16-2013	30,000,000	30,019,976
FHLB ±	0.31	6-14-2013	150,000,000	150,000,000
FHLB ±	0.32	5-2-2013	100,000,000	99,999,943
FHLB ±	0.33	5-17-2013	100,000,000	100,000,000
FHLB ±	0.35	5-17-2013	28,000,000	28,000,000
FHLB	3.63	5-29-2013	50,000,000	50,137,009
FHLMC (z)	0.09	6-11-2013	100,000,000	99,989,750
FHLMC (z)	0.11	5-21-2013	100,000,000	99,994,167
FHLMC (z)	0.11	10-15-2013	72,050,000	72,012,792
FHLMC (z)	0.11	10-22-2013	24,000,000	23,987,240
FHLMC (z)	0.11	7-8-2013	140,000,000	139,969,777
FHLMC (z)	0.12	6-25-2013	200,000,000	199,964,861
FHLMC (z)	0.12	7-24-2013	150,000,000	149,956,833
FHLMC (z)	0.13	7-23-2013	100,000,000	99,970,028
FHLMC (z)	0.13	8-1-2013	100,000,000	99,966,778
FHLMC (z)	0.13	8-2-2013	100,000,000	99,966,417
FHLMC (z)	0.13	9-4-2013	145,000,000	144,934,025
FHLMC (z)	0.13	7-15-2013	125,000,000	124,965,626
FHLMC ±	0.14	9-13-2013	150,000,000	149,994,923
FHLMC (z)	0.14	5-3-2013	206,000,000	205,998,397
FHLMC (z)	0.14	7-9-2013	100,000,000	99,973,167
FHLMC (z)	0.14	7-10-2013	100,000,000	99,972,778
FHLMC (z)	0.14	8-12-2013	268,750,000	268,641,367
FHLMC (z)	0.15	8-5-2013	137,000,000	136,946,187

2

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLMC (z)	0.15%	5-20-2013	$100,000,000	$99,992,084
FHLMC (z)	0.15	6-5-2013	75,000,000	74,989,063
FHLMC (z)	0.15	9-5-2013	100,000,000	99,947,084
FHLMC (z)	0.16	8-19-2013	50,000,000	49,976,319
FHLMC (z)	0.17	5-13-2013	149,065,000	149,056,704
FHLMC (z)	0.17	5-6-2013	118,620,000	118,617,134
FHLMC	0.38	10-15-2013	69,535,000	69,610,420
FHLMC	0.50	10-15-2013	30,825,000	30,873,644
FHLMC	4.50	7-15-2013	122,322,000	123,429,600
FHLMC	4.88	11-15-2013	49,851,000	51,128,524
FNMA (z)	0.08	7-10-2013	25,000,000	24,996,354
FNMA (z)	0.08	8-19-2013	200,000,000	199,951,111
FNMA (z)	0.10	7-17-2013	212,800,000	212,755,444
FNMA (z)	0.10	6-3-2013	100,000,000	99,990,834
FNMA (z)	0.10	6-10-2013	125,000,000	124,986,111
FNMA (z)	0.11	7-2-2013	100,000,000	99,981,056
FNMA (z)	0.12	6-5-2013	29,179,000	29,175,738
FNMA (z)	0.12	6-18-2013	75,000,000	74,988,000
FNMA (z)	0.12	8-15-2013	100,000,000	99,964,667
FNMA (z)	0.12	10-16-2013	25,000,000	24,986,000
FNMA (z)	0.12	5-22-2013	304,800,000	304,778,531
FNMA (z)	0.13	6-6-2013	100,000,000	99,987,000
FNMA (z)	0.13	7-22-2013	200,000,000	199,940,777
FNMA (z)	0.13	8-7-2013	265,000,000	264,904,926
FNMA (z)	0.14	6-12-2013	44,538,000	44,530,725
FNMA (z)	0.14	6-19-2013	86,762,000	86,745,467
FNMA (z)	0.14	7-31-2013	51,909,000	51,890,630
FNMA (z)	0.14	5-1-2013	203,600,000	203,600,000
FNMA (z)	0.15	5-16-2013	70,000,000	69,995,667
FNMA (z)	0.15	8-14-2013	215,590,000	215,496,728
FNMA (z)	0.15	9-3-2013	100,000,000	99,947,916
FNMA (z)	0.17	5-8-2013	169,000,000	168,994,454
FNMA ±	0.18	6-20-2014	300,000,000	299,931,005
FNMA (z)	0.18	5-29-2013	100,000,000	99,986,000
FNMA (z)	0.18	5-15-2013	250,000,000	249,982,354
FNMA ±	0.20	5-17-2013	166,000,000	166,008,923
FNMA	0.50	8-9-2013	31,510,000	31,541,892
FNMA	1.00	9-23-2013	253,590,000	254,477,397
FNMA	1.25	8-20-2013	387,184,000	388,517,315
FNMA	1.75	5-7-2013	308,522,000	308,603,229
FNMA	4.38	7-17-2013	115,537,000	116,580,141
FNMA	4.63	10-15-2013	10,616,000	10,833,288
National Credit Union Administration ±	0.22	6-12-2013	139,839,000	139,842,373
Overseas Private Investment Corporation ±(i)ø	0.15	10-15-2027	85,000,000	85,000,000
Total Government Agency Debt (Cost $16,273,771,300)				16,273,771,300

Repurchase Agreements ^^: 49.49%
Bank of America Corporation, dated 4-30-2013, maturity value $2,500,011,806 (1)	0.17	5-1-2013	2,500,000,000	2,500,000,000
Bank of Nova Scotia, dated 4-30-2013, maturity value $1,500,007,083 (2)	0.17	5-1-2013	1,500,000,000	1,500,000,000
Bank of Nova Scotia, dated 4-30-2013, maturity value $354,901,380 (3)	0.14	5-1-2013	354,900,000	354,900,000
Barclays Capital Incorporated, dated 4-25-2013, maturity value $250,005,347 (4)	0.11	5-2-2013	250,000,000	250,000,000
Barclays Capital Incorporated, dated 4-30-2013, maturity value $1,750,008,264 (5)	0.17	5-1-2013	1,750,000,000	1,750,000,000
BNP Paribas Securities Corporation, dated 4-30-2013, maturity value $500,002,361 (6)	0.17	5-1-2013	500,000,000	500,000,000
BNP Paribas Securities Corporation, dated 4-30-2013, maturity value $550,002,444 (7)	0.16	5-1-2013	550,000,000	550,000,000
Citibank NA, dated 4-30-2013, maturity value $500,002,361 (8)	0.17	5-1-2013	500,000,000	500,000,000
Citigroup Global Markets, dated 4-30-2013, maturity value $1,000,004,722 (9)	0.17	5-1-2013	1,000,000,000	1,000,000,000

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
Credit Agricole, dated 4-30-2013, maturity value $200,000,889 (10)		0.16%	5-1-2013	$200,000,000	$200,000,000
Credit Agricole, dated 4-30-2013, maturity value $750,003,750 (11)		0.18	5-1-2013	750,000,000	750,000,000
Deutsche Bank Securities, dated 4-29-2013, maturity value $250,004,861 (12)		0.10	5-6-2013	250,000,000	250,000,000
Deutsche Bank Securities, dated 4-30-2013, maturity value $250,001,181 (13)		0.17	5-1-2013	250,000,000	250,000,000
Deutsche Bank Securities, dated 4-30-2013, maturity value $250,006,319 (14)		0.13	5-7-2013	250,000,000	250,000,000
Goldman Sachs & Company, dated 4-24-2013, maturity value $250,004,861 (15)		0.10	5-1-2013	250,000,000	250,000,000
Goldman Sachs & Company, dated 4-30-2013, maturity value $300,001,417 (16)		0.17	5-1-2013	300,000,000	300,000,000
Goldman Sachs & Company, dated 4-30-2013, maturity value $55,100,260 (17)		0.17	5-1-2013	55,100,000	55,100,000
Merrill Pierce Fenner Smith Incorporated, dated 4-30-2013, maturity value $125,000,590 (18)		0.17	5-1-2013	125,000,000	125,000,000
RBC Capital Markets, dated 4-26-2013, maturity value $250,004,861 (19)		0.10	5-3-2013	250,000,000	250,000,000
RBC Capital Markets, dated 4-30-2013, maturity value $255,001,204 (20)		0.17	5-1-2013	255,000,000	255,000,000
RBS Securities Incorporated, dated 4-30-2013, maturity value $1,750,009,236 (21)		0.19	5-1-2013	1,750,000,000	1,750,000,000
Societe Generale New York, dated 4-30-2013, maturity value $150,000,667 (22)		0.16	5-1-2013	150,000,000	150,000,000
Societe Generale New York, dated 4-30-2013, maturity value $2,005,010,025 (23)		0.18	5-1-2013	2,005,000,000	2,005,000,000
Societe Generale New York, dated 4-30-2013, maturity value $500,002,361 (24)		0.17	5-1-2013	500,000,000	500,000,000
Total Repurchase Agreements (Cost $16,245,000,000)					16,245,000,000

Total investments in securities (Cost $33,442,502,897)*	101.89%				33,442,502,897
Other assets and liabilities, net	(1.89)				(618,932,049)

Total net assets	100.00%				$32,823,570,848

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(i)	Illiquid security
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
^^	Collateralized by:

4

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

(1)	U.S. government securities, 4.00 to 4.50%, 4-20-2041 to 9-20-2041, fair value including accrued interest is $2,575,000,000.
(2)	U.S. government securities, 2.50% to 5.00%, 8-1-2026 to 4-1-2043, fair value including accrued interest is $1,547,731,341.
(3)	U.S. government securities, 0.00% to 5.25%, 1-15-2014 to 1-15-2029, fair value including accrued interest is $361,998,027.
(4)	U.S. government security, 3.50%, 10-20-2042, fair value including accrued interest is $257,500,001.
(5)	U.S. government securities, 0.00% to 5.93%, 1-1-2018 to 4-1-2044, fair value including accrued interest is $1,802,500,000.
(6)	U.S. government securities, 3.00% to 4.00%, 10-20-2041 to 12-20-2042, fair value including accrued interest is $515,000,000.
(7)	U.S. government securities, 0.13% to 1.00%, 5-15-2014 to 4-30-2018, fair value including accrued interest is $561,000,092.
(8)	U.S. government securities, 2.25% to 9.50%, 3-15-2014 to 4-15-2048, fair value including accrued interest is $515,000,001.
(9)	U.S. government securities, 0.25% to 9.50% , 9-1-2013 to 4-20-2043, fair value including accrued interest is $1,029,743,533.
(10)	U.S. government security, 2.00%, 1-15-2014, fair value including accrued interest is $204,000,030.
(11)	U.S. government securities, 2.50% to 4.50%, 11-1-2027 to 1-1-2043, fair value including accrued interest is $772,500,001.
(12)	U.S. government securities, 2.08% to 4.50%, 6-1-2027 to 4-1-2043, fair value including accrued interest is $257,759,844.
(13)	U.S. government securities, 2.50% to 4.50%, 10-1-2022 to 4-1-2043, fair value including accrued interest is $258,076,974.
(14)	U.S. government securities, 2.47% to 7.00%, 12-20-2026 to 4-15-2048, fair value including accrued interest is $257,745,794.
(15)	U.S. government securities, 1.97% to 5.50%, 9-1-2025 to 4-1-2043, fair value including accrued interest is $257,500,001.
(16)	U.S. government securities, 2.50% to 6.50%, 6-1-2027 to 3-1-2043, fair value including accrued interest is $309,000,001.
(17)	U.S. government securities, 2.27% to 3.50%, 3-1-2042 to 4-1-2043, fair value including accrued interest is $56,753,000.
(18)	U.S. government securities, 2.50% to 3.50%, 4-1-2028 to 5-1-2042, fair value including accrued interest is $128,750,000.
(19)	U.S. government securities, 2.29% to 3.50%, 2-1-2033 to 5-1-2043, fair value including accrued interest is $257,541,654.
(20)	U.S. government securities, 0.00% to 6.00%, 5-1-2016 to 5-1-2043, fair value including accrued interest is $262,650,000.
(21)	U.S. government securities, 2.50% to 6.50%, 8-1-2026 to 4-1-2043, fair value including accrued interest is $1,802,503,240.
(22)	U.S. government securities, 0.25% to 2.38%, 9-30-2014 to 8-15-2022, fair value including accrued interest is $153,000,006.
(23)	U.S. government securities, 0.63% to 8.00%, 11-30-2017 to 2-15-2055, fair value including accrued interest is $2,064,951,214.
(24)	U.S. government securities, 3.00% to 5.50%, 5-1-2026 to 8-1-2048, fair value including accrued interest is $515,000,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

5

Wells Fargo Advantage Government Money Market Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 30.81%
Banco del Estado de Chile	0.25%	5-7-2013	$112,000,000	$112,000,000
Banco del Estado de Chile ±	0.27	10-7-2013	117,000,000	117,000,000
Bank of Montreal	0.18	6-10-2013	127,000,000	127,000,000
Bank of Montreal	0.19	5-2-2013	130,000,000	130,000,000
Bank of Montreal	0.19	5-8-2013	275,000,000	275,000,000
Bank of Montreal	0.19	7-8-2013	159,000,000	159,000,000
Bank of Montreal	0.20	5-16-2013	213,000,000	213,000,000
Bank of Nova Scotia ±	0.48	10-18-2013	15,000,000	15,014,380
Bank of Nova Scotia ±	0.48	9-12-2013	25,000,000	25,019,954
Bank of Nova Scotia ±	0.53	1-3-2014	25,000,000	25,039,163
Bank of Tokyo-Mitsubishi LLC	0.17	5-3-2013	257,000,000	257,000,000
Barclays Bank plc ±	0.76	6-28-2013	94,000,000	94,000,000
Barclays Bank plc ±	0.78	12-12-2013	293,000,000	293,000,000
Barclays Bank plc ±	0.88	9-30-2013	94,000,000	94,000,000
Canadian Imperial Bank ±	0.59	6-3-2013	24,000,000	24,006,718
China Construction Bank Corporation	0.23	5-1-2013	317,000,000	317,000,000
China Construction Bank Corporation	0.23	5-7-2013	271,000,000	271,000,000
China Construction Bank Corporation ±	0.45	7-20-2013	245,000,000	245,000,000
Credit Agricole CIB	0.18	5-1-2013	681,000,000	681,000,000
Credit Agricole CIB	0.21	6-3-2013	104,000,000	104,000,000
Credit Agricole CIB	0.21	6-4-2013	108,000,000	108,000,000
DNB Nor Bank ASA	0.15	5-1-2013	279,000,000	279,000,000
DNB Nor Bank ASA	0.23	8-6-2013	137,000,000	137,000,000
DNB Nor Bank ASA	0.30	5-14-2013	67,000,000	66,999,757
HSBC Bank plc	0.17	5-1-2013	520,000,000	520,000,000
Industrial & Commercial Bank of China (New York)	0.27	5-3-2013	161,000,000	161,000,000
Industrial & Commercial Bank of China (New York)	0.27	5-9-2013	69,000,000	69,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.23	5-1-2013	186,000,000	186,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.24	6-28-2013	128,000,000	128,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.24	7-10-2013	110,000,000	110,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.24	7-11-2013	135,000,000	135,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.28	5-9-2013	79,000,000	78,995,088
Mitsubishi UFJ Trust and Banking Corporation	0.29	5-14-2013	79,000,000	78,991,875
Mizuho Corporate Bank Limited	0.14	5-6-2013	360,000,000	360,000,000
National Australia Bank Limited ±	1.48	1-30-2014	100,000,000	100,871,545
National Australia Bank Limited ±	1.53	1-17-2014	97,000,000	97,841,890
National Bank of Kuwait	0.17	5-1-2013	272,000,000	272,000,000
Natixis (Cayman Islands)	0.17	5-1-2013	604,300,000	604,300,000
Nordea Bank plc	0.20	6-28-2013	125,000,000	125,000,000
Norinchukin Bank	0.25	5-6-2013	31,000,000	31,000,000
Norinchukin Bank	0.25	6-26-2013	113,000,000	113,000,000
Norinchukin Bank	0.25	6-27-2013	180,000,000	180,000,000
Norinchukin Bank	0.25	7-1-2013	213,000,000	213,000,000
Norinchukin Bank	0.25	7-1-2013	99,000,000	98,999,999
Norinchukin Bank	0.25	7-2-2013	52,000,000	52,000,000
Norinchukin Bank	0.25	7-8-2013	52,000,000	51,999,999
Norinchukin Bank	0.25	7-22-2013	52,000,000	51,999,998
Norinchukin Bank	0.27	5-2-2013	17,000,000	17,000,033
Royal Bank of Canada ±	0.33	7-26-2013	144,000,000	144,000,000
Royal Bank of Canada ±	0.34	8-12-2013	138,000,000	138,000,000
Royal Bank of Canada ±	0.35	8-6-2013	62,000,000	62,000,000
Skandinaviska Enskilda Banken AG ±	0.56	12-3-2013	309,000,000	309,000,000
Societe Generale (New York)	0.18	5-1-2013	447,000,000	447,000,000
Societe Generale (New York)	0.24	5-31-2013	142,000,000	142,000,000
Standard Chartered Bank	0.24	5-3-2013	203,000,000	203,000,000
Standard Chartered Bank	0.27	6-4-2013	212,000,000	212,000,000
Sumitomo Mitsui Banking Corporation	0.18	5-3-2013	287,000,000	287,000,000
Sumitomo Mitsui Banking Corporation	0.18	5-10-2013	275,000,000	275,000,000
Sumitomo Mitsui Banking Corporation	0.19	5-10-2013	47,000,000	46,999,882
Sumitomo Mitsui Banking Corporation	0.23	5-2-2013	15,000,000	15,000,012
Sumitomo Mitsui Banking Corporation	0.23	7-12-2013	130,000,000	130,000,000
Sumitomo Mitsui Banking Corporation ±	0.24	6-19-2013	133,000,000	133,000,000
Sumitomo Mitsui Banking Corporation	0.25	5-17-2013	226,000,000	226,004,007
Swedbank	0.15	5-1-2013	520,000,000	520,000,000
Toronto-Dominion Bank	0.19	5-8-2013	137,000,000	137,000,000

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Toronto-Dominion Bank ±	0.28%	7-26-2013	$73,000,000	$73,000,000
Toronto-Dominion Bank ±	0.28	10-21-2013	124,000,000	124,000,000
Toronto-Dominion Bank	0.28	9-13-2013	154,000,000	154,000,000
Total Certificates of Deposit (Cost $11,783,084,300)				11,783,084,300

Commercial Paper : 43.19%
Asset-Backed Commercial Paper : 16.34%
Alpine Securitization Corporation 144A(z)	0.17	5-8-2013	72,875,000	72,872,591
Alpine Securitization Corporation 144A(z)	0.17	5-17-2013	172,100,000	172,086,997
Alpine Securitization Corporation 144A(z)	0.18	5-10-2013	106,000,000	105,995,230
Anglesea Funding LLC 144A(z)	0.37	5-7-2013	111,000,000	110,993,155
Anglesea Funding LLC 144A(z)	0.37	5-13-2013	64,000,000	63,992,107
Anglesea Funding LLC 144A(z)	0.37	5-14-2013	44,000,000	43,994,121
Anglesea Funding LLC 144A(z)	0.40	5-3-2013	32,000,000	31,999,289
Atlantic Asset Securitization LLC 144A±	0.25	9-4-2013	54,000,000	53,998,848
Bedford Row Funding Corporation 144A(z)	0.35	8-1-2013	70,300,000	70,237,120
CAFCO LLC 144A(z)	0.22	5-3-2013	50,000,000	49,999,389
CAFCO LLC 144A(z)	0.22	5-1-2013	35,000,000	35,000,000
CAFCO LLC 144A(z)	0.22	5-9-2013	20,000,000	19,999,022
Charta LLC 144A(z)	0.22	5-1-2013	35,000,000	35,000,000
Charta LLC 144A(z)	0.22	5-6-2013	24,000,000	23,999,267
Charta LLC 144A(z)	0.22	5-9-2013	20,000,000	19,999,022
Ciesco LLC 144A(z)	0.20	5-3-2013	98,000,000	97,998,911
Ciesco LLC 144A(z)	0.20	5-17-2013	32,000,000	31,997,155
Ciesco LLC 144A(z)	0.22	5-1-2013	44,000,000	44,000,000
Collateralized Commercial Paper Company LLC 144A(z)	0.20	6-18-2013	53,000,000	52,985,867
Collateralized Commercial Paper Company LLC 144A(z)	0.21	5-21-2013	31,000,000	30,996,383
Collateralized Commercial Paper Company LLC 144A(z)	0.30	6-5-2013	142,000,000	141,958,583
Collateralized Commercial Paper Company LLC (z)	0.30	5-22-2013	145,000,000	144,974,625
Collateralized Commercial Paper Company LLC 144A(z)	0.33	5-6-2013	96,000,000	95,995,600
Collateralized Commercial Paper Company LLC (z)	0.35	5-13-2013	67,000,000	66,992,183
Concord Minutemen Capital Company 144A(z)	0.20	5-1-2013	14,000,000	14,000,000
Concord Minutemen Capital Company 144A(z)	0.26	5-6-2013	41,000,000	40,998,519
Concord Minutemen Capital Company 144A(z)	0.26	5-15-2013	13,000,000	12,998,685
CRC Funding LLC 144A(z)	0.22	5-1-2013	44,000,000	44,000,000
CRC Funding LLC 144A(z)	0.22	5-10-2013	30,000,000	29,998,350
Crown Point Capital Company 144A(z)	0.20	5-1-2013	11,000,000	11,000,000
Crown Point Capital Company 144A(z)	0.26	5-22-2013	35,000,000	34,994,692
Crown Point Capital Company 144A(z)	0.26	5-24-2013	20,000,000	19,996,678
Gotham Funding Corporation 144A(z)	0.20	5-3-2013	26,000,000	25,999,711
Gotham Funding Corporation 144A(z)	0.20	5-6-2013	61,000,000	60,998,305
Gotham Funding Corporation 144A(z)	0.20	5-7-2013	89,000,000	88,996,867
Gotham Funding Corporation 144A(z)	0.20	5-28-2013	30,000,000	29,995,500
Gotham Funding Corporation 144A(z)	0.20	5-29-2013	45,596,000	45,588,907
Gotham Funding Corporation 144A(z)	0.21	6-25-2013	70,302,000	70,279,445
Govco LLC 144A(z)	0.18	5-15-2013	85,000,000	84,994,050
Govco LLC 144A(z)	0.18	5-22-2013	55,000,000	54,994,225
Govco LLC 144A(z)	0.20	5-1-2013	50,000,000	50,000,000
Govco LLC 144A(z)	0.20	5-2-2013	62,000,000	61,999,655
Govco LLC 144A(z)	0.20	5-14-2013	55,000,000	54,996,028
Hannover Funding Company LLC 144A(z)	0.24	5-28-2013	15,000,000	14,997,300
Institutional Secured Funding LLC 144A(z)	0.35	6-24-2013	25,000,000	24,986,875
Legacy Capital Company 144A(z)	0.25	6-17-2013	67,000,000	66,978,132
Legacy Capital Company 144A(z)	0.34	5-7-2013	128,000,000	127,992,746
Lexington Parker Capital Company LLC 144A(z)	0.20	5-1-2013	74,000,000	74,000,000
Lexington Parker Capital Company LLC 144A(z)	0.25	6-17-2013	140,000,000	139,954,306
Lexington Parker Capital Company LLC 144A(z)	0.26	5-22-2013	14,000,000	13,997,877
Lexington Parker Capital Company LLC 144A(z)	0.26	5-24-2013	20,000,000	19,996,678
Lexington Parker Capital Company LLC 144A(z)	0.34	5-10-2013	132,000,000	131,988,780
Lexington Parker Capital Company LLC 144A(z)	0.34	5-7-2013	29,000,000	28,998,357
Liberty Funding LLC 144A(z)	0.17	5-2-2013	53,000,000	52,999,743
Liberty Funding LLC 144A(z)	0.17	5-29-2013	7,000,000	6,999,074
Liberty Funding LLC 144A(z)	0.17	5-30-2013	5,000,000	4,999,315

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Liberty Funding LLC 144A(z)	0.18%	5-6-2013	$46,000,000	$45,998,850
Liberty Funding LLC 144A(z)	0.18	5-10-2013	87,000,000	86,996,085
Liberty Funding LLC 144A(z)	0.18	5-13-2013	49,600,000	49,597,024
Liberty Funding LLC 144A(z)	0.18	5-16-2013	32,000,000	31,997,600
Liberty Funding LLC 144A(z)	0.18	5-17-2013	50,000,000	49,996,000
Liberty Funding LLC 144A(z)	0.18	5-20-2013	30,000,000	29,997,150
Liberty Funding LLC 144A(z)	0.18	5-22-2013	14,000,000	13,998,530
Liberty Funding LLC 144A(z)	0.18	5-28-2013	80,000,000	79,989,313
Liberty Funding LLC 144A(z)	0.20	5-7-2013	62,000,000	61,998,113
Liberty Funding LLC 144A(z)	0.20	6-10-2013	36,250,000	36,241,944
LMA Americas LLC 144A(z)	0.23	5-31-2013	31,000,000	30,994,058
Manhattan Asset Funding LLC 144A(z)	0.21	5-13-2013	24,000,000	23,998,320
Manhattan Asset Funding LLC 144A(z)	0.21	5-16-2013	6,000,000	5,999,475
Manhattan Asset Funding LLC 144A(z)	0.23	6-18-2013	57,000,000	56,982,520
Manhattan Asset Funding LLC 144A(z)	0.23	6-24-2013	19,000,000	18,993,445
MetLife Short Term Funding LLC 144A(z)	0.20	5-29-2013	28,000,000	27,995,644
Mountcliff Funding LLC 144A(z)	0.30	6-13-2013	39,000,000	38,986,025
Mountcliff Funding LLC 144A(z)	0.30	6-20-2013	37,000,000	36,984,583
Old Line Funding LLC 144A(z)	0.20	8-23-2013	54,000,000	53,965,800
Old Line Funding LLC 144A(z)	0.21	6-5-2013	34,069,000	34,062,044
Old Line Funding LLC 144A(z)	0.21	7-29-2013	21,000,000	20,989,098
Old Line Funding LLC 144A(z)	0.21	8-2-2013	67,000,000	66,963,653
Regency Markets No.1 LLC 144A(z)	0.18	5-10-2013	214,000,000	213,990,370
Regency Markets No.1 LLC 144A(z)	0.18	5-15-2013	87,000,000	86,993,910
Regency Markets No.1 LLC 144A(z)	0.18	5-16-2013	57,047,000	57,042,721
Regency Markets No.1 LLC 144A(z)	0.18	5-20-2013	182,000,000	181,982,710
Regency Markets No.1 LLC 144A(z)	0.18	5-21-2013	130,000,000	129,987,000
Regency Markets No.1 LLC 144A(z)	0.18	5-28-2013	184,000,000	183,975,160
Sheffield Receivables Corporation 144A(z)	0.20	5-22-2013	9,000,000	8,998,950
Sheffield Receivables Corporation 144A(z)	0.25	5-10-2013	20,000,000	19,998,750
Surrey Funding Corporation 144A(z)	0.20	5-9-2013	56,800,000	56,797,476
Surrey Funding Corporation 144A(z)	0.21	6-5-2013	26,000,000	25,994,692
Surrey Funding Corporation 144A(z)	0.25	5-8-2013	37,000,000	36,998,201
Sydney Capital Corporation 144A(z)	0.25	6-12-2013	56,300,000	56,283,579
Sydney Capital Corporation 144A(z)	0.25	6-26-2013	13,900,000	13,894,594
Sydney Capital Corporation 144A(z)	0.25	7-11-2013	64,100,000	64,067,760
Sydney Capital Corporation 144A(z)	0.27	5-14-2013	17,000,000	16,998,343
Sydney Capital Corporation 144A(z)	0.27	6-14-2013	56,700,000	56,681,771
Thunder Bay Funding LLC 144A(z)	0.19	5-6-2013	15,695,000	15,694,586
Thunder Bay Funding LLC 144A(z)	0.20	6-20-2013	8,000,000	7,997,778
Thunder Bay Funding LLC 144A(z)	0.20	8-23-2013	54,000,000	53,965,800
Thunder Bay Funding LLC 144A(z)	0.21	6-5-2013	36,784,000	36,776,490
Thunder Bay Funding LLC 144A(z)	0.21	6-17-2013	28,000,000	27,992,324
Victory Receivables 144A(z)	0.20	5-1-2013	35,000,000	35,000,000
Victory Receivables 144A(z)	0.20	5-3-2013	37,000,000	36,999,589
Victory Receivables 144A(z)	0.20	5-7-2013	15,000,000	14,999,500
Victory Receivables 144A(z)	0.20	5-8-2013	35,300,000	35,298,627
Victory Receivables 144A(z)	0.20	5-10-2013	55,000,000	54,997,250
Victory Receivables 144A(z)	0.20	5-16-2013	21,000,000	20,998,250
Victory Receivables 144A(z)	0.20	5-17-2013	100,000,000	99,991,111
Victory Receivables 144A(z)	0.20	5-20-2013	68,000,000	67,992,822
Victory Receivables 144A(z)	0.20	5-21-2013	50,000,000	49,994,444
Victory Receivables 144A(z)	0.20	5-23-2013	27,000,000	26,996,700
Victory Receivables 144A(z)	0.20	5-28-2013	32,500,000	32,495,125
Victory Receivables 144A(z)	0.21	6-19-2013	15,096,000	15,091,685
Victory Receivables 144A(z)	0.21	6-20-2013	67,538,000	67,518,301
Victory Receivables 144A(z)	0.22	5-6-2013	96,000,000	95,997,319
Victory Receivables (z)	0.22	5-9-2013	110,000,000	109,994,622
White Point Funding Incorporated 144A(z)	0.37	6-17-2013	16,783,000	16,774,893
Working Capital Management Company 144A(z)	0.21	5-17-2013	49,700,000	49,695,361
				6,251,458,103

Financial Company Commercial Paper : 24.11%
ABN AMRO Funding LLC 144A(z)	0.25	5-1-2013	152,000,000	152,000,000

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
ASB Finance Limited 144A±	0.37%	7-23-2013	$95,000,000	$95,000,000
ASB Finance Limited 144A±	0.41	9-5-2013	69,000,000	69,000,000
ASB Finance Limited 144A±	0.43	8-29-2013	70,000,000	70,000,000
ASB Finance Limited 144A±	0.43	9-3-2013	70,000,000	70,000,000
Banco de Chile 144A(z)	0.32	6-14-2013	29,000,000	28,988,658
Banco de Chile 144A(z)	0.33	7-2-2013	22,000,000	21,987,496
Banco De Credito E Inversiones 144A(z)	0.65	5-2-2013	230,000,000	229,995,848
Banco Santander Chile 144A(z)	0.30	5-2-2013	11,000,000	10,999,908
Banco Santander Chile 144A(z)	0.30	5-3-2013	27,000,000	26,999,550
Banco Santander Chile 144A(z)	0.30	5-17-2013	25,000,000	24,996,667
Banco Santander Chile 144A(z)	0.30	5-22-2013	26,000,000	25,995,450
Banco Santander Chile 144A(z)	0.30	5-29-2013	30,000,000	29,993,000
Banco Santander Chile 144A(z)	0.30	5-30-2013	22,300,000	22,294,611
Bank of China Limited (z)	0.26	5-7-2013	25,000,000	24,998,917
Bank of China Limited (z)	0.27	5-8-2013	53,750,000	53,747,178
Barclays Bank plc 144A(z)	0.25	8-6-2013	111,000,000	110,925,229
Barclays Bank plc 144A(z)	0.35	5-29-2013	154,000,000	153,958,078
BNZ International Funding Limited 144A±	0.38	10-2-2013	92,000,000	92,000,000
BNZ International Funding Limited 144A±	0.40	11-1-2013	90,000,000	90,000,000
BPCE 144A(z)	0.24	6-3-2013	139,000,000	138,969,420
BPCE 144A(z)	0.25	6-7-2013	47,000,000	46,988,165
BPCE 144A(z)	0.25	5-14-2013	64,000,000	63,994,222
BPCE 144A(z)	0.25	5-24-2013	34,000,000	33,994,569
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	5-23-2013	49,000,000	48,994,460
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	5-10-2013	76,000,000	75,996,390
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	6-6-2013	28,000,000	27,994,400
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	6-13-2013	123,000,000	122,970,616
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	6-28-2013	14,000,000	13,995,489
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	5-9-2013	134,000,000	133,993,747
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	6-3-2013	40,000,000	39,992,300
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	5-21-2013	149,000,000	148,982,203
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	5-28-2013	97,000,000	96,984,359
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	7-18-2013	48,000,000	47,977,640
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	7-26-2013	14,000,000	13,992,809
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	5-14-2013	24,000,000	23,998,093
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	5-24-2013	66,000,000	65,990,723
Commonwealth Bank of Australia 144A(z)	0.22	5-6-2013	46,000,000	45,998,594
Commonwealth Bank of Australia 144A±	0.33	11-29-2013	85,000,000	84,994,980
Commonwealth Bank of Australia 144A±	0.34	11-14-2013	99,000,000	99,000,000
CPPIB Capital Incorporated 144A(z)	0.16	5-31-2013	140,000,000	139,981,333
CPPIB Capital Incorporated 144A(z)	0.16	7-24-2013	134,000,000	133,949,973
Credit Agricole North America Incorporated (z)	0.21	6-3-2013	82,000,000	81,984,215
Credit Agricole North America Incorporated (z)	0.22	5-15-2013	83,000,000	82,992,899
Credit Suisse (New York) (z)	0.25	5-23-2013	136,000,000	135,979,222
DBS Bank Limited 144A(z)	0.20	7-8-2013	103,000,000	102,961,089
DBS Bank Limited 144A(z)	0.25	9-4-2013	107,000,000	106,906,375
Deutsche Bank Financial LLC (z)	0.25	5-13-2013	112,000,000	111,990,667
DNB Nor Bank ASA 144A(z)	0.21	7-12-2013	117,000,000	116,950,860
DNB Nor Bank ASA 144A(z)	0.24	5-21-2013	111,000,000	110,985,200
DNB Nor Bank ASA 144A(z)	0.25	5-7-2013	98,200,000	98,195,991
DNB Nor Bank ASA 144A(z)	0.30	6-7-2013	150,000,000	149,953,750
DNB Nor Bank ASA 144A±	0.43	9-20-2013	134,000,000	134,000,000
HSBC Bank plc 144A±	0.41	10-15-2013	116,000,000	116,000,000
HSBC Bank plc 144A±	0.41	10-1-2013	114,000,000	114,000,000
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.18	5-22-2013	54,000,000	53,994,330
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.18	5-24-2013	48,000,000	47,994,480
Nationwide Building Society 144A(z)	0.23	7-12-2013	18,000,000	17,991,720
Nationwide Building Society 144A(z)	0.29	6-25-2013	42,000,000	41,981,392
Nationwide Building Society 144A(z)	0.29	7-15-2013	34,000,000	33,979,458
Nationwide Building Society 144A(z)	0.30	8-5-2013	50,000,000	49,960,000
Nationwide Building Society 144A(z)	0.30	8-12-2013	33,000,000	32,971,675
NRW Bank 144A(z)	0.15	5-2-2013	331,000,000	330,998,621
NRW Bank 144A(z)	0.15	5-7-2013	89,000,000	88,997,775
Oversea-Chinese Banking Corporation Limited (z)	0.20	5-28-2013	84,000,000	83,987,400
Oversea-Chinese Banking Corporation Limited (z)	0.20	5-29-2013	45,000,000	44,993,000

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Oversea-Chinese Banking Corporation Limited (z)	0.20%	5-30-2013	$58,000,000	$57,990,656
Oversea-Chinese Banking Corporation Limited (z)	0.20	6-21-2013	137,000,000	136,961,183
Oversea-Chinese Banking Corporation Limited (z)	0.20	7-29-2013	50,000,000	49,975,278
Oversea-Chinese Banking Corporation Limited (z)	0.21	6-25-2013	72,000,000	71,976,900
Oversea-Chinese Banking Corporation Limited (z)	0.21	7-8-2013	23,000,000	22,990,877
Oversea-Chinese Banking Corporation Limited (z)	0.21	7-18-2013	78,000,000	77,964,510
Oversea-Chinese Banking Corporation Limited (z)	0.22	8-29-2013	63,000,000	62,953,800
Oversea-Chinese Banking Corporation Limited (z)	0.23	6-27-2013	78,000,000	77,971,595
Oversea-Chinese Banking Corporation Limited (z)	0.23	7-25-2013	34,000,000	33,981,536
Principal Life Insurance Group 144A(z)	0.18	5-15-2013	28,000,000	27,998,040
PSP Capital Incorporated 144A(z)	0.18	5-14-2013	48,000,000	47,996,880
PSP Capital Incorporated 144A(z)	0.18	5-15-2013	48,000,000	47,996,640
PSP Capital Incorporated 144A(z)	0.19	5-22-2013	6,000,000	5,999,335
PSP Capital Incorporated 144A(z)	0.19	6-4-2013	51,000,000	50,990,848
SBAB Bank AB 144A(z)	0.30	5-7-2013	13,000,000	12,999,350
SBAB Bank AB 144A(z)	0.30	5-8-2013	70,000,000	69,995,916
SBAB Bank AB 144A(z)	0.30	5-13-2013	53,000,000	52,994,700
SBAB Bank AB 144A(z)	0.31	5-22-2013	59,000,000	58,989,331
SBAB Bank AB 144A(z)	0.32	7-2-2013	33,000,000	32,981,813
Skandinaviska Enskilda Banken AG 144A(z)	0.26	6-18-2013	76,000,000	75,973,654
Skandinaviska Enskilda Banken AG 144A(z)	0.42	5-15-2013	99,000,000	98,983,926
Skandinaviska Enskilda Banken AG 144A(z)	0.60	7-8-2013	225,000,000	224,745,000
State Street Corporation (z)	0.18	5-1-2013	36,000,000	36,000,000
Sumitomo Mitsui Banking Corporation 144A(z)	0.20	5-7-2013	53,000,000	52,998,233
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	6-6-2013	58,500,000	58,487,715
Sumitomo Mitsui Banking Corporation 144A(z)	0.24	6-7-2013	130,000,000	129,968,601
Sumitomo Mitsui Banking Corporation 144A(z)	0.24	7-9-2013	161,000,000	160,927,483
Sumitomo Trust and Banking Corporation 144A(z)	0.18	5-30-2013	111,000,000	110,983,905
Suncorp Group Limited 144A(z)	0.38	7-30-2013	13,000,000	12,987,650
Suncorp Group Limited 144A(z)	0.39	6-11-2013	31,000,000	30,986,231
Suncorp Group Limited 144A(z)	0.39	6-12-2013	78,000,000	77,964,510
Suncorp Group Limited 144A(z)	0.39	6-19-2013	20,000,000	19,989,383
Suncorp Group Limited 144A(z)	0.44	5-7-2013	30,000,000	29,997,800
Svenska Handelsbanken Incorporated 144A(z)	0.22	8-5-2013	140,000,000	139,917,867
Swedbank (z)	0.25	5-9-2013	150,000,000	149,991,667
Swedbank (z)	0.34	8-1-2013	117,090,000	116,988,262
Swedbank (z)	0.49	7-3-2013	88,000,000	87,924,540
Swedbank (z)	0.50	7-1-2013	114,000,000	113,903,417
Swedbank (z)	0.50	7-2-2013	56,000,000	55,951,778
Toyota Credit Canada Incorporated (z)	0.20	6-26-2013	8,000,000	7,997,511
Toyota Credit Canada Incorporated (z)	0.20	6-27-2013	8,000,000	7,997,467
Toyota Credit Canada Incorporated (z)	0.20	7-23-2013	12,000,000	11,994,467
UBS Finance Delaware LLC (z)	0.22	5-14-2013	342,000,000	341,972,830
United Overseas Bank Limited 144A(z)	0.20	6-20-2013	95,000,000	94,973,611
UOB Funding LLC (z)	0.20	6-19-2013	103,000,000	102,971,961
UOB Funding LLC (z)	0.20	6-24-2013	37,000,000	36,988,900
UOB Funding LLC (z)	0.25	8-12-2013	20,450,000	20,435,373
Westpac Banking Corporation 144A±	0.33	1-16-2014	121,000,000	120,991,188
Westpac Banking Corporation 144A±	0.34	11-8-2013	82,000,000	81,995,576
Westpac Securities NZ Limited 144A±	0.29	11-19-2013	38,000,000	38,002,913
Westpac Securities NZ Limited 144A±	0.38	10-25-2013	115,000,000	115,000,000
Westpac Securities NZ Limited 144A±	0.44	7-22-2013	108,000,000	108,000,000
				9,221,067,801

Other Commercial Paper : 2.74%
ACTS Retirement Life Communities Incorporated (z)	0.33	6-3-2013	6,000,000	5,998,185
ACTS Retirement Life Communities Incorporated (z)	0.33	6-3-2013	6,000,000	5,998,185
China Leader International Limited (z)	0.30	5-10-2013	30,000,000	29,997,750
China Leader International Limited (z)	0.30	5-22-2013	26,000,000	25,995,450
CNPC Finance 144A(z)	0.28	5-16-2013	126,000,000	125,984,940
CNPC Finance 144A(z)	0.28	5-21-2013	50,000,000	49,992,222
CNPC Finance 144A(z)	0.28	5-24-2013	24,750,000	24,745,573
CNPC Finance 144A(z)	0.29	5-10-2013	28,000,000	27,997,971
CNPC Finance 144A(z)	0.29	5-23-2013	35,000,000	34,993,797

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper (continued)
CNPC Finance 144A(z)	0.30%	6-3-2013	$46,000,000	$45,987,350
CNPC Finance 144A(z)	0.30	6-7-2013	26,500,000	26,491,829
CNPC Finance 144A(z)	0.32	6-27-2013	85,000,000	84,956,933
CNPC Finance 144A(z)	0.35	5-6-2013	58,000,000	57,997,181
COFCO Capital Corporation (z)	0.20	5-2-2013	15,200,000	15,199,916
COFCO Capital Corporation (z)	0.20	5-16-2013	40,100,000	40,096,658
COFCO Capital Corporation (z)	0.26	5-15-2013	11,000,000	10,998,888
Erste Abwicklungsanstalt 144A(z)	0.00	7-9-2013	57,000,000	56,977,390
Motiva Enterprises LLC (z)	0.18	5-6-2013	29,000,000	28,999,275
Sinochem Company Limited (z)	0.17	5-28-2013	50,600,000	50,593,549
Sinochem Company Limited (z)	0.18	5-7-2013	85,000,000	84,996,710
Sinopec Century Bright Capital Investments Limited 144A(z)	0.30	5-23-2013	42,700,000	42,692,172
Toyota Credit de Puerto Rico (z)	0.21	5-10-2013	16,000,000	15,999,161
Toyota Motor Credit Corporation (z)	0.22	5-23-2013	131,000,000	130,982,388
Toyota Motor Credit Corporation ±	0.25	9-12-2013	24,000,000	24,000,000
				1,048,673,473

Total Commercial Paper (Cost $16,521,199,377)				16,521,199,377

Municipal Obligations : 14.52%
Alabama : 0.10%
Variable Rate Demand Notes ø: 0.10%
Homewood AL Educational Building Authority Samford University Series A (Education Revenue, Branch Banking & Trust LOC)	0.22	12-1-2043	3,602,000	3,602,000
University of Alabama at Birmingham Hospital Series C (Hospital Revenue, PNC Bank NA LOC)	0.21	9-1-2042	35,900,000	35,900,000
				39,502,000

Alaska : 0.01%
Variable Rate Demand Note ø: 0.01%
Alaska Housing Finance Corporation Series 0022 (Housing Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.22	12-1-2030	1,990,000	1,990,000

Arizona : 0.15%
Variable Rate Demand Notes ø: 0.15%
Arizona Health Facilities Authority Catholic West Series B (Health Revenue, PNC Bank NA LOC)	0.21	7-1-2035	29,000,000	29,000,000
Glendale AZ IDA Midwestern University (Education Revenue, JPMorgan Chase & Company LOC)	0.25	5-1-2041	19,725,000	19,725,000
Glendale AZ IDA Thunderbird Garvin School Series A (IDR, JPMorgan Chase & Company LOC)	0.18	7-1-2035	6,535,000	6,535,000
				55,260,000

California : 2.35%
Other Municipal Debt : 0.22%
California Tax-Exempt Certificate Series B-5 (Tax Revenue)	0.20	7-24-2013	11,000,000	11,000,000
Los Angeles County CA Metropolitan Transportation Authority 2nd Sub IAM Commercial Paper Notes 3/A2-IAM 2 (Transportation Revenue)	0.28	7-2-2013	9,000,000	9,000,000
Los Angeles County CA Metropolitan Transportation Authority 2nd Sub IAM Commercial Paper Notes 3/A2-IAM 5 (Transportation Revenue)	0.28	7-1-2013	10,000,000	10,000,000
Orange County CA Pension Obligation Taxable Series A (Miscellaneous Revenue)	0.61	11-1-2013	11,000,000	11,000,000
San Francisco CA City & County Public Utilities Commission Series 53 (Utilities Revenue)	0.22	5-21-2013	17,000,000	17,000,000

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
San Francisco CA City & County Public Utilities Commission Series 582 (Utilities Revenue)	0.23%	5-20-2013	$10,000,000	$10,000,000
San Francisco CA City & County Public Utilities Commission Series 766 (Utilities Revenue)	0.20	5-20-2013	15,000,000	15,000,000
				83,000,000

Variable Rate Demand Notes ø: 2.13%
California GO Bonds Series 2003A-2 (GO, Bank of Montreal LOC)	0.15	5-1-2033	17,000,000	17,000,000
California HFFA Children’s Hospital Series B (Hospital Revenue, U.S. Bank NA LOC)	0.21	11-1-2038	35,000,000	35,000,000
California Kindergarten Series 2004A-1 (Education Revenue, Citibank NA LOC)	0.18	5-1-2034	12,900,000	12,900,000
California Kindergarten Series 2004B-3 (Education Revenue, Citibank NA LOC)	0.18	5-1-2034	26,975,000	26,975,000
California Kindergarten Series 2004B-6 (Education Revenue, U.S. Bank NA LOC)	0.20	5-1-2034	30,000,000	30,000,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, JPMorgan Chase & Company LOC)	0.20	11-1-2026	18,000,000	18,000,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, JPMorgan Chase & Company LOC)	0.19	11-1-2026	32,800,000	32,800,000
California PCFA Pacific Gas & Electric Project Series F (Utilities Revenue, JPMorgan Chase & Company LOC)	0.17	11-1-2026	22,100,000	22,100,000
California RAN 2012-2013 Series A-1 JPMorgan PUTTER Series 4265 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	5-30-2013	186,805,000	186,805,000
Golden State Tobacco Securitization Corporation California Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.25	12-1-2045	25,710,000	25,710,000
Los Angeles CA DW&P Waterworks Sub Series B2 (Water Utilities, Royal Bank of Canada SPA)	0.18	7-1-2035	26,000,000	26,000,000
Los Angeles CA Unified School District 2012-2013 TRAN Series B JPMorgan PUTTER Series 4289 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	11-28-2013	39,900,000	39,900,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.24	12-1-2040	61,520,000	61,520,000
Sacramento CA MUD Series K (Utilities Revenue, Bank of America NA LOC)	0.21	8-15-2028	48,900,000	48,900,000
Sacramento CA MUD Series M (Utilities Revenue, U.S. Bank NA LOC)	0.20	8-15-2041	39,055,000	39,055,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC)	0.23	8-1-2037	35,795,000	35,795,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA)	0.25	4-1-2038	33,000,000	33,000,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA)	0.20	4-1-2038	39,930,000	39,930,000
San Francisco CA City & County COP Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.24	11-1-2041	5,000,000	5,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.27	12-1-2033	955,000	955,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.25	9-1-2038	23,570,000	23,570,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured)	0.32	9-1-2036	24,790,000	24,790,000
Santa Clara Valley CA Transportation Authority Various Refunding Measure A Series C (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.20	4-1-2036	30,660,000	30,660,000
				816,365,000

Colorado : 0.70%
Variable Rate Demand Notes ø: 0.70%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.19	10-1-2033	13,420,000	13,420,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.21	11-1-2036	395,000	395,000

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.21%	11-1-2026	$14,240,000	$14,240,000
Colorado HFA Class I Series B-1 (Housing Revenue, JPMorgan Chase & Company SPA)	0.18	10-1-2038	49,420,000	49,420,000
Colorado HFA Class I Series B-2 (Housing Revenue, JPMorgan Chase & Company SPA)	0.26	4-1-2038	12,490,000	12,490,000
Colorado HFA Class I Series B-3 (Housing Revenue, FHLB SPA)	0.21	11-1-2036	25,445,000	25,445,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.18	5-1-2050	90,535,000	90,535,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.23	4-1-2040	62,735,000	62,735,000
				268,680,000

Connecticut : 0.07%
Variable Rate Demand Note ø: 0.07%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.22	5-15-2034	28,205,000	28,205,000

District of Columbia : 0.09%
Other Municipal Debt : 0.02%
District of Columbia Water & Sewer Authority Series A (Water & Sewer Revenue)	0.18	5-6-2013	8,000,000	8,000,000

Variable Rate Demand Note ø: 0.07%
Metropolitan Washington DC Airports Authority Sub Series D1 (Airport Revenue, TD Bank NA LOC)	0.21	10-1-2039	27,820,000	27,820,000

Florida : 0.27%
Other Municipal Debt : 0.02%
Hillsborough County FL CAB Series A (Tax Revenue)	0.21	6-27-2013	8,000,000	8,000,000

Variable Rate Demand Notes ø: 0.25%
Escambia County FL Health Facilities Authority Azalea Trace Incorporated Series B (Health Revenue, TD Bank NA LOC)	0.18	11-15-2029	14,395,000	14,395,000
Gainesville FL Utilities System Series A (Utility Revenue, State Street Bank & Trust Company SPA)	0.21	10-1-2036	53,175,000	53,175,000
Volusia County FL Eclipse Funding Trust Series 0008 (Miscellaneous Revenue, U.S. Bank NA LOC, AGM Insured, U.S. Bank NA LIQ)	0.22	8-1-2013	13,895,000	13,895,000
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, AGM Insured, U.S. Bank NA LIQ)	0.22	8-1-2032	13,880,000	13,880,000
				95,345,000

Georgia : 0.22%
Variable Rate Demand Notes ø: 0.22%
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue, Royal Bank of Canada SPA)	0.22	8-1-2040	25,215,000	25,215,000
Richmond County GA Development Authority Health Project Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.21	7-1-2037	9,750,000	9,750,000
Savannah GA College of Art & Design Series 2004 BD (Education Revenue, Bank of America NA LOC)	0.21	4-1-2024	38,000,000	38,000,000
Wayne County GA IDA Solid Waste Disposal Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.27	5-1-2020	10,000,000	10,000,000
				82,965,000

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois : 0.87%
Variable Rate Demand Notes ø: 0.87%
Chicago IL Midway Airport 2nd Lien Series A-2 (Airport Revenue, JPMorgan Chase & Company LOC)	0.18%	1-1-2025	$5,135,000	$5,135,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.25	1-1-2035	19,525,000	19,525,000
Chicago IL Royal Bank of Canada Municipal Products Incorporated Trust Series O-6 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.22	1-1-2041	7,985,000	7,985,000
Chicago IL Various Projects Series B-2 (Tax Revenue, JPMorgan Chase & Company SPA)	0.18	1-1-2034	22,840,000	22,840,000
Chicago IL Various Projects Series B-1 (Tax Revenue, JPMorgan Chase & Company SPA)	0.21	1-1-2034	22,240,000	22,240,000
Chicago IL Water District Solar Eclipse Funding Trust Various States Project Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.22	5-1-2014	20,715,000	20,715,000
Cook County IL Various Projects Series D (Tax Revenue)	0.19	11-1-2030	67,000,000	67,000,000
Illinois Finance Authority Carle Foundation Series E (Health Revenue, JPMorgan Chase & Company LOC)	0.24	2-15-2033	28,900,000	28,900,000
Illinois Finance Authority Resurrection Health Project Series B (Health Revenue, JPMorgan Chase & Company LOC)	0.18	5-15-2035	42,485,000	42,485,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, JPMorgan Chase & Company LOC,)	0.26	1-1-2027	12,730,000	12,730,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ)	0.25	3-1-2014	7,510,000	7,510,000
University of Illinois Utility Infrastructure Projects (Education Revenue, Bank of New York Mellon SPA)	0.22	8-15-2021	75,760,000	75,760,000
				332,825,000

Indiana : 0.22%
Variable Rate Demand Notes ø: 0.22%
Indiana Development Finance Authority Educational Facilities Industry Museum of Art (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.21	2-1-2039	33,600,000	33,600,000
Indiana Finance Authority Indiana University Health Series K (Health Revenue, JPMorgan Chase & Company LOC)	0.18	3-1-2033	39,515,000	39,515,000
Madison IN Arvin Sango Incorporated Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.26	8-1-2017	9,600,000	9,600,000
				82,715,000

Iowa : 0.74%
Variable Rate Demand Notes ø: 0.74%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project Series 2012 (IDR)	0.17	12-1-2050	268,000,000	268,000,000
Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA/FNMA Insured, State Street Bank & Trust Company SPA)	0.22	7-1-2036	6,115,000	6,115,000
Iowa Financial Authority SFMR Series C (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.19	1-1-2039	10,180,000	10,180,000
				284,295,000

Kentucky : 0.02%
Variable Rate Demand Notes ø: 0.02%
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.24	1-1-2033	2,000,000	2,000,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.26	3-1-2021	6,000,000	6,000,000
				8,000,000

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Louisiana : 0.57%
Variable Rate Demand Notes ø: 0.57%
East Baton Rouge Parish LA IDR ExxonMobil Project Series A (IDR)	0.19%	8-1-2035	$88,900,000	$88,900,000
East Baton Rouge Parish LA IDR ExxonMobil Project Series B (IDR)	0.19	12-1-2040	37,000,000	37,000,000
East Baton Rouge Parish LA IDR ExxonMobil Project (IDR)	0.19	3-1-2022	26,275,000	26,275,000
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.24	2-1-2045	16,280,000	16,280,000
Louisiana Offshore Terminal Authority Deepwater Port Series B (Port Authority Revenue, Bank One NA LOC)	0.21	9-1-2014	25,550,000	25,550,000
Saint Charles Parish LA PCR Shell Oil Company Norco Project (IDR)	0.17	11-1-2021	22,700,000	22,700,000
				216,705,000

Maryland : 0.32%
Variable Rate Demand Notes ø: 0.32%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.22	7-1-2032	49,915,000	49,915,000
Maryland CDA Housing & Community Residential Series B (Housing Revenue)	0.18	9-1-2033	27,000,000	27,000,000
Maryland Health & HEFA Anne Arundel Health System B (Health Revenue, Bank of America NA LOC)	0.25	7-1-2043	44,500,000	44,500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.27	1-1-2029	2,435,000	2,435,000
				123,850,000

Massachusetts : 0.05%
Variable Rate Demand Note ø: 0.05%
Massachusetts Department of Transportation Metropolitan Highway Systems Series A2 (Transportation Revenue, Bank of Tokyo-Mitsubishi SPA)	0.23	1-1-2037	18,700,000	18,700,000

Michigan : 0.90%
Variable Rate Demand Notes ø: 0.90%
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.19	9-1-2050	100,000,000	100,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.19	9-1-2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.19	9-1-2050	22,000,000	22,000,000
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.26	9-1-2033	40,995,000	40,995,000
Michigan Higher Education Student Loan Series XVII-K-6 Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.26	9-1-2032	38,945,000	38,945,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.19	10-1-2037	36,670,000	36,670,000
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.23	4-1-2040	18,990,000	18,990,000
Wayne County MI Airport Authority Series E-1 (Airport Revenue, JPMorgan Chase & Company LOC)	0.23	12-1-2028	25,000,000	25,000,000
Wayne County MI Airport Authority Series F (Airport Revenue, JPMorgan Chase & Company LOC)	0.23	12-1-2033	37,320,000	37,320,000
				344,920,000

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 0.13%
Variable Rate Demand Notes ø: 0.13%
Minnesota Office of Higher Education Supplemental Student Loan Project Series A (Education Revenue, U.S. Bank NA LOC)	0.23%	9-1-2046	$12,500,000	$12,500,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, Royal Bank of Canada LOC)	0.21	8-1-2047	24,000,000	24,000,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.22	9-1-2046	11,000,000	11,000,000
				47,500,000

Mississippi : 0.25%
Variable Rate Demand Notes ø: 0.25%
Jackson County MS PCR Chevron USA Incorporated Project (IDR)	0.17	6-1-2023	15,630,000	15,630,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (IDR)	0.18	11-1-2035	25,035,000	25,035,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series H (IDR)	0.20	11-1-2035	15,000,000	15,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series K (IDR)	0.18	11-1-2035	19,300,000	19,300,000
Perry County MS PCR Leaf River Forest Product Project Series 2002 (IDR, Scotia Bank LOC)	0.22	2-1-2022	21,145,000	21,145,000
				96,110,000

Missouri : 0.02%
Variable Rate Demand Note ø: 0.02%
Missouri HEFA BJC Health System Series B (Health Revenue, U.S. Bank NA SPA)	0.17	5-15-2038	9,000,000	9,000,000

Nebraska : 0.09%
Variable Rate Demand Note ø: 0.09%
Central Plains Energy Project NE Gas Project #2 (Utilities Revenue, Royal Bank of Canada SPA)	0.22	8-1-2039	33,230,000	33,230,000

Nevada : 0.10%
Variable Rate Demand Notes ø: 0.10%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.25	3-1-2038	29,000,000	29,000,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.25	3-1-2036	8,275,000	8,275,000
				37,275,000

New Hampshire : 0.10%
Variable Rate Demand Notes ø: 0.10%
New Hampshire HEFA Phillips Exeter Academy (Education Revenue, JPMorgan Chase & Company SPA)	0.23	9-1-2042	15,000,000	15,000,000
New Hampshire HEFA Taxable Higher Education Corporation Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.19	12-1-2032	23,992,000	23,992,000
				38,992,000

New Jersey : 0.35%
Variable Rate Demand Notes ø: 0.35%
New Jersey EDA Cooper Health System Project A (IDR, TD Bank NA LOC)	0.20	11-1-2038	18,600,000	18,600,000

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New Jersey HFFA Underwood Memorial Hospital (Hospital Revenue, TD Bank NA LOC)	0.21%	7-1-2033	$29,760,000	$29,760,000
New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.19	11-1-2039	14,515,000	14,515,000
New Jersey Turnpike Authority Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E41 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.31	1-1-2018	52,000,000	52,000,000
North Hudson NJ Sewerage Authority Senior Lien Series C (Water & Sewer Revenue, TD Bank NA LOC)	0.18	6-1-2044	20,000,000	20,000,000
				134,875,000

New Mexico : 0.08%
Variable Rate Demand Notes ø: 0.08%
New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans) 144A	0.27	4-1-2037	13,000,000	13,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.22	11-1-2039	17,180,000	17,180,000
				30,180,000

New York : 1.58%
Variable Rate Demand Notes ø: 1.58%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC)	0.17	1-1-2040	17,380,000	17,380,000
New York Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC)	0.23	7-1-2034	19,380,000	19,380,000
New York Energy R&D Authority Series A-2 (IDR, Mizuho Corporate Bank LOC)	0.20	5-1-2039	30,800,000	30,800,000
New York Energy R&D Authority Series A-2 (IDR, Scotia Bank LOC)	0.22	6-1-2036	30,700,000	30,700,000
New York Energy R&D Authority Series A-4 (IDR, Scotia Bank LOC)	0.22	6-1-2036	30,100,000	30,100,000
New York HFA 600 W 42nd Street Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.25	5-15-2041	55,000,000	55,000,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-2034	5,000,000	5,000,000
New York HFA Clinton Green South Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	11-1-2038	2,000,000	2,000,000
New York HFA Victory Housing Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	11-1-2033	4,000,000	4,000,000
New York HFA Victory Housing Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	11-1-2033	8,000,000	8,000,000
New York HFA West 31st Street Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-2038	10,000,000	10,000,000
New York Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Series 4011Z (Port Authority Revenue, JPMorgan Chase & Company LIQ) 144A	0.24	6-15-2019	23,665,000	23,665,000
New York Metropolitan Transportation Authority Dedicated Tax Series A-1 (Transportation Revenue, Morgan Stanley Bank LOC)	0.24	11-1-2031	74,705,000	74,705,000
New York NY Housing Development Corporation Mortgage Thessalonica Court Series A (Housing Revenue, Citibank NA LOC)	0.23	1-1-2036	12,800,000	12,800,000
New York NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA)	0.21	6-15-2025	52,800,000	52,800,000
New York NY Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.20	6-15-2038	45,460,000	45,460,000
New York NY Series A-2 (Tax Revenue, Mizuho Corporate Bank LOC)	0.17	10-1-2038	17,000,000	17,000,000
New York NY Series D-3 (GO, Bank of New York Mellon LOC)	0.18	10-1-2039	25,390,000	25,390,000
New York NY Series F-3 (Tax Revenue, Bank of America NA LIQ)	0.21	3-1-2042	30,000,000	30,000,000
New York NY Sub Series G-6 (Tax Revenue, Mizuho Corporate Bank LOC)	0.20	4-1-2042	13,000,000	13,000,000
New York NY Sub Series L-3 (Tax Revenue, Bank of America NA SPA)	0.21	4-1-2036	23,700,000	23,700,000

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York Urban Development Corporate Revenue Series A3B (Tax Revenue, JPMorgan Chase & Company SPA)	0.24%	3-15-2033	$74,615,000	$74,615,000
				605,495,000

Ohio : 0.59%
Variable Rate Demand Notes ø: 0.59%
Lancaster OH Port Authority (Energy Revenue, Royal Bank of Canada SPA)	0.22	5-1-2038	23,630,000	23,630,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue, U.S. Bank NA SPA)	0.22	10-1-2041	48,300,000	48,300,000
Ohio Air Quality Development Authority Steel Series B (IDR, Bank of America NA LOC)	0.30	6-1-2024	26,000,000	26,000,000
Ohio HFA Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.23	9-1-2038	26,725,000	26,725,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.23	9-1-2038	53,000,000	53,000,000
Ohio Higher Education Facilities Ohio Dominican University Project (Education Revenue, JPMorgan Chase & Company LOC)	0.22	12-1-2037	12,200,000	12,200,000
Ohio Housing Finance Agency Residential Mortgage Backed Series D (Housing Revenue, FHLB SPA)	0.26	9-1-2036	21,850,000	21,850,000
Ohio Housing Finance Agency Residential Mortgage Backed Series F (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.23	3-1-2037	10,000,000	10,000,000
Warren County OH Health Care Facilities Otterbein Homes Series B (Health Revenue, U.S. Bank NA LOC)	0.24	7-1-2023	2,775,000	2,775,000
				224,480,000

Oklahoma : 0.02%
Variable Rate Demand Note ø: 0.02%
Oklahoma Development Finance Authority Seaboard Farms Incorporation Project (IDR, Bank of New York Mellon LOC)	0.23	3-1-2027	8,800,000	8,800,000

Pennsylvania : 0.49%
Variable Rate Demand Notes ø: 0.49%
Delaware River PA Port Authority Series B (Transportation Revenue, TD Bank NA LOC)	0.20	1-1-2026	32,035,000	32,035,000
Geisinger Authority Pennsylvania Health System Series B (Health Revenue, U.S. Bank NA SPA)	0.17	8-1-2022	35,400,000	35,400,000
Montgomery County PA IDA New Regional Medical Center PFOTER PT4674 (Health Revenue, FHA Insured, Bank of America NA LIQ) 144A	0.22	8-1-2038	14,000,000	14,000,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.22	8-1-2030	9,500,000	9,500,000
Pennsylvania Housing Finance Agency Series 86B (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.24	4-1-2035	16,000,000	16,000,000
Pennsylvania Housing Finance Agency Series 89 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.24	10-1-2035	28,885,000	28,885,000
Pennsylvania Housing Finance Agency Series 93-B (Housing Revenue, JPMorgan Chase & Company SPA)	0.20	4-1-2037	35,085,000	35,085,000
Pennsylvania Public School Building Authority (Education Revenue, AGM Insured) 144A	0.22	6-1-2032	10,000,000	10,000,000
Philadelphia PA Airport Refunding Bonds Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC)	0.21	6-15-2025	6,720,000	6,720,000
				187,625,000

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico : 0.09%
Variable Rate Demand Note ø: 0.09%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Credit Suisse LIQ)	0.22%	8-1-2057	$35,716,933	$35,716,933

South Carolina : 0.02%
Other Municipal Debt : 0.02%
South Carolina Public Service Authority Series AA (Tax Revenue)	0.20	5-20-2013	6,986,000	6,986,000

South Dakota : 0.08%
Variable Rate Demand Notes ø: 0.08%
South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Health Revenue, U.S. Bank NA LOC)	0.22	11-1-2019	15,000,000	15,000,000
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.22	5-1-2037	13,800,000	13,800,000
				28,800,000

Tennessee : 0.11%
Variable Rate Demand Notes ø: 0.11%
Chattanooga TN BB&T Online Banking Series 29 (Utilities Revenue, Branch Banking & Trust LIQ)	0.22	3-1-2016	12,485,000	12,485,000
Johnson City TN Health & Educational Facilities Board Series B1 (Health Revenue, U.S. Bank NA LOC)	0.18	7-1-2033	2,085,000	2,085,000
Johnson City TN Health & Educational Facilities Board Series B2 (Health Revenue, PNC Bank NA LOC)	0.19	7-1-2033	15,070,000	15,070,000
Nashville & Davidson Counties TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC Insured, FHLMC LIQ)	0.24	1-1-2034	13,985,000	13,985,000
				43,625,000

Texas : 2.08%
Variable Rate Demand Notes ø: 2.08%
Austin TX Airport Systems Series 3 (Airport Revenue, State Street Bank & Trust Company LOC, AGM Insured)	0.23	11-15-2025	37,550,000	37,550,000
Calhoun Port Authority TX Formosa Plastics Corporation Project Series 2011A (IDR, Sumitomo Mitsui Banking LOC) 144A	0.24	9-1-2039	13,900,000	13,900,000
Gulf Coast TX IDA ExxonMobil Project Series 2012 (IDR)	0.16	11-1-2041	35,000,000	35,000,000
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Series 2004-A (Resource Recovery Revenue)	0.22	3-1-2023	46,400,000	46,400,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.25	4-1-2022	12,000,000	12,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2009 Sub Series 2009A (Resource Recovery Revenue)	0.17	12-1-2039	33,050,000	33,050,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2009 Sub Series 2009b (Resource Recovery Revenue)	0.18	12-1-2039	39,000,000	39,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010A (Resource Recovery Revenue)	0.17	4-1-2040	15,375,000	15,375,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010B (Resource Recovery Revenue)	0.17	4-1-2040	30,900,000	30,900,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010D (IDR)	0.17	11-1-2040	56,395,000	56,395,000

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010D (IDR)	0.18%	11-1-2040	$11,000,000	$11,000,000
Port Arthur TX Navigation District Various Refunding Motiva Enterprises LLC Project (IDR)	0.25	12-1-2027	22,035,000	22,035,000
Port Corpus Christi TX Flint Hills Resources Project (Resource Recovery Revenue)	0.24	1-1-2032	13,200,000	13,200,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.24	1-1-2030	20,000,000	20,000,000
Texas JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	8-30-2013	228,000,000	228,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series D Morgan Stanley Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.52	12-15-2026	60,204,700	60,204,700
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.17	6-1-2045	5,100,000	5,100,000
Texas Veterans Housing Assistance Program Fund II Series 2004D (GO, JPMorgan Chase & Company SPA)	0.18	6-1-2020	4,585,000	4,585,000
Texas Veterans Housing Assistance Program Fund II Series 2006E (GO, JPMorgan Chase & Company SPA)	0.18	12-1-2026	20,560,000	20,560,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA)	0.21	12-1-2033	13,000,000	13,000,000
University of Texas Financing System Series B (Education Revenue)	0.17	8-1-2025	28,000,000	28,000,000
University of Texas Permanent University Funding System Series A (Education Revenue)	0.19	7-1-2037	50,000,000	50,000,000
				795,254,700

Utah : 0.02%
Variable Rate Demand Note ø: 0.02%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.22	11-1-2045	7,481,000	7,481,000

Vermont : 0.05%
Variable Rate Demand Note ø: 0.05%
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC)	0.21	9-1-2038	20,000,000	20,000,000

Virginia : 0.16%
Variable Rate Demand Notes ø: 0.16%
Fairfax County VA Morgan Stanley Solar Eclipse Series 2012-0001 (Miscellaneous Revenue, U.S. Bank NA LOC) 144A	0.22	7-1-2019	21,850,000	21,850,000
Hanover County VA EDA Bon Secours Health System Incorporated Series 2008D-2 (Health Revenue, U.S. Bank NA LOC)	0.21	11-1-2025	39,335,000	39,335,000
				61,185,000

Washington : 0.09%
Other Municipal Debt : 0.02%
Port of Seattle WA (Tax Revenue)	0.32	5-1-2013	5,000,000	5,000,000

Variable Rate Demand Notes ø: 0.07%
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144A	0.33	2-1-2040	8,000,000	8,000,000
Washington GO PUTTER Series 2640 (GO, JPMorgan Chase & Company LIQ)	0.24	1-1-2016	9,995,000	9,995,000
Washington Housing Finance Commission Regency Park Apartments Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	6-1-2027	7,805,000	7,805,000

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA SPA)	0.38%	6-1-2037	$1,745,000	$1,745,000
				27,545,000

West Virginia : 0.02%
Variable Rate Demand Note ø: 0.02%
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.26	4-1-2027	7,750,000	7,750,000

Wisconsin : 0.19%
Variable Rate Demand Notes ø: 0.19%
Wisconsin HEFA Hess Memorial Hospital Incorporated Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.22	5-1-2024	3,390,000	3,390,000
Wisconsin Housing & EDA AMT Series A (Housing Revenue, FHLB SPA)	0.21	9-1-2022	17,020,000	17,020,000
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC)	0.23	9-1-2035	6,120,000	6,120,000
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.20	5-1-2030	14,575,000	14,575,000
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.20	11-1-2030	21,905,000	21,905,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC/Ambac Insured, JPMorgan Chase & Company LIQ)	0.25	7-1-2013	9,950,000	9,950,000
				72,960,000

Wyoming : 0.16%
Variable Rate Demand Notes ø: 0.16%
Uinta County WY PCR Chevron USA Incorporated Project (IDR)	0.17	8-15-2020	27,455,000	27,455,000
Wyoming CDA Variable Single Family Mortgage Series A (Housing Revenue, Bank of America NA SPA)	0.24	12-1-2032	35,000,000	35,000,000
				62,455,000

Total Municipal Obligations (Cost $5,555,462,633)				5,555,462,633

Other Instruments : 0.54%
Australia & New Zealand Banking Group Floating Rate Note 144A±	0.34	11-18-2013	67,000,000	67,000,000
Australia & New Zealand Banking Group Floating Rate Note 144A±	1.02	1-10-2014	46,000,000	46,221,744
Australia & New Zealand Banking Group Floating Rate Note ±	1.14	6-3-2013	14,000,000	14,011,571
Australia & New Zealand Banking Group Floating Rate Note 144A±	1.28	12-20-2013	41,300,000	41,566,096
Oakland-Alameda County CA Series A-2 Municipal Commercial Paper	0.21	5-15-2013	24,000,000	24,000,000
Westpac Banking Corporation Floating Rate Note 144A±	1.53	1-30-2014	12,500,000	12,613,448
Total Other Instruments (Cost $205,412,859)				205,412,859

Government Agency Debt : 0.55%
FHLB ±	0.30	5-9-2013	20,000,000	19,999,867
FHLB ±	0.32	5-2-2013	50,000,000	49,999,972
FHLB ±	0.33	5-17-2013	104,000,000	104,000,000
FHLB ±	0.35	5-17-2013	37,000,000	37,000,000
Total Government Agency Debt (Cost $210,999,839)				210,999,839

Other Notes : 1.46%
Corporate Bonds and Notes : 1.46%
JPMorgan Chase & Company	4.75	5-1-2013	14,000,000	14,000,000
Toronto-Dominion Bank ±	0.25	11-15-2013	177,000,000	177,000,000
Toyota Motor Credit Corporation ±	0.28	12-9-2013	117,000,000	117,000,000
Toyota Motor Credit Corporation ±	0.29	2-24-2014	80,000,000	80,000,000

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes (continued)
Toyota Motor Credit Corporation ±		0.36%	7-19-2013	$116,000,000	$116,000,000
Toyota Motor Credit Corporation ±		0.38	6-13-2013	52,700,000	52,711,306
Total Other Notes (Cost $556,711,306)					556,711,306

Repurchase Agreements ^^: 7.70%
Deutsche Bank Securities, dated 4-30-2013, maturity value $5,725,027 (1)		0.17	5-1-2013	5,725,000	5,725,000
Goldman Sachs & Company, dated 2-1-2013, maturity value $327,002,453 (2) ±(i)¢§		0.27	5-1-2013	327,000,000	327,000,000
Goldman Sachs & Company, dated 3-1-2013, maturity value $26,000,195 (3) ±(i)¢§		0.27	5-1-2013	26,000,000	26,000,000
JPMorgan Securities, dated 4-1-2013, maturity value $182,001,112 (4) ±¢§		0.22	5-1-2013	182,000,000	182,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 4-30-2013, maturity value $100,000,472 (5)		0.17	5-1-2013	100,000,000	100,000,000
RBC Capital Markets, dated 4-30-2013, maturity value $843,003,981 (6)		0.17	5-1-2013	843,000,000	843,000,000
Societe Generale New York, dated 4-30-2013, maturity value $281,001,327 (7)		0.17	5-1-2013	281,000,000	281,000,000
Societe Generale New York, dated 4-30-2013, maturity value $338,001,502 (8)		0.16	5-1-2013	338,000,000	338,000,000
Societe Generale New York, dated 4-30-2013, maturity value $843,004,215 (9)		0.18	5-1-2013	843,000,000	843,000,000
Total Repurchase Agreements (Cost $2,945,725,000)					2,945,725,000

Treasury Debt : 1.40%
U.S. Treasury Bill (z)		0.10	9-19-2013	54,000,000	53,978,850
U.S. Treasury Bill (z)		0.11	9-26-2013	67,000,000	66,970,252
U.S. Treasury Bill (z)		0.12	9-12-2013	66,000,000	65,971,748
U.S. Treasury Bill (z)		0.12	8-15-2013	64,000,000	63,977,764
U.S. Treasury Bill (z)		0.13	9-5-2013	103,000,000	102,953,671
U.S. Treasury Bill (z)		0.13	8-22-2013	131,000,000	130,945,517
U.S. Treasury Bill (z)		0.14	8-29-2013	51,000,000	50,977,050
Total Treasury Debt (Cost $535,774,852)					535,774,852

Total investments in securities (Cost $38,314,370,166)*	100.17%				38,314,370,166
Other assets and liabilities, net	(0.17)				(65,778,452)

Total net assets	100.00%				$38,248,591,714

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(i)	Illiquid security
¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
§	Security is subject to a demand feature which reduces the effective maturity.
^^	Collateralized by:

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

(1)	U.S. government securities, 2.34% to 7.00%, 1-1-2026 to 9-1-2042, fair value including accrued interest is $5,909,160.
(2)	U.S. government securities, 0.00% to 5.00%, 5-1-2013 to 4-1-2043, fair value including accrued interest is $335,995,498.
(3)	U.S. government securities, 0.00% to 5.00%, 5-1-2013 to 4-1-2043, fair value including accrued interest is $26,715,238.
(4)	U.S. government securities, 0.00% to 0.78%, 5-1-2013 to 9-19-2013, fair value including accrued interest is $185,642,267.
(5)	U.S. government securities, 0.00% to 9.80%, 5-1-2013 to 4-1-2056, fair value including accrued interest is $102,000,109.
(6)	U.S. government securities, 0.00% to 6.00%, 5-1-2016 to 5-1-2043, fair value including accrued interest is $868,290,000.
(7)	U.S. government securities, 3.00% to 5.50%, 5-1-2026 to 8-1-2048, fair value including accrued interest is $289,430,000.
(8)	U.S. government securities, 0.25% to 2.38%, 9-30-2014 to 8-15-2022, fair value including accrued interest is $344,760,012.
(9)	U.S. government securities, 0.63% to 8.00%, 11-30-2017 to 2-15-2055, fair value including accrued interest is $868,206,421.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Wells Fargo Advantage Heritage Money Market Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013 all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 24.42%
Banco del Estado de Chile ±	0.27%	10-7-2013	$10,000,000	$10,000,000
Bank of Montreal	0.18	6-10-2013	25,000,000	25,000,000
Bank of Montreal	0.19	5-2-2013	13,000,000	13,000,000
Bank of Montreal	0.19	5-8-2013	20,000,000	20,000,000
Bank of Montreal	0.19	7-8-2013	15,000,000	15,000,000
Bank of Montreal	0.20	5-16-2013	2,000,000	2,000,000
Bank of Tokyo-Mitsubishi LLC	0.17	5-3-2013	30,000,000	30,000,000
Barclays Bank plc ±	0.76	6-28-2013	13,000,000	13,000,000
Barclays Bank plc ±	0.78	12-12-2013	38,000,000	38,000,000
Barclays Bank plc ±	0.88	9-30-2013	13,000,000	13,000,000
Canadian Imperial Bank ±	0.59	6-3-2013	3,000,000	3,000,840
China Construction Bank Corporation	0.23	5-1-2013	20,000,000	20,000,000
China Construction Bank Corporation	0.23	5-7-2013	35,000,000	35,000,000
China Construction Bank Corporation ±	0.45	3-25-2015	26,000,000	26,000,000
Credit Agricole CIB	0.18	5-1-2013	31,000,000	31,000,000
Credit Agricole CIB	0.21	6-3-2013	11,000,000	11,000,000
Credit Agricole CIB	0.21	6-4-2013	10,000,000	10,000,000
DNB Nor Bank ASA	0.15	5-1-2013	13,000,000	13,000,000
DNB Nor Bank ASA	0.23	8-6-2013	7,000,000	7,000,000
DNB Nor Bank ASA	0.30	5-14-2013	19,000,000	18,999,931
HSBC Bank plc	0.17	5-1-2013	24,000,000	24,000,000
Industrial & Commercial Bank of China (New York)	0.27	5-3-2013	10,000,000	10,000,000
Industrial & Commercial Bank of China (New York)	0.27	5-9-2013	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.23	5-1-2013	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.24	6-28-2013	20,000,000	20,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.24	7-10-2013	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.24	7-11-2013	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.28	5-9-2013	10,000,000	9,999,378
Mitsubishi UFJ Trust and Banking Corporation	0.29	5-14-2013	9,000,000	8,999,074
Mizuho Corporate Bank Limited	0.14	5-6-2013	50,000,000	50,000,000
National Australia Bank Limited ±	1.48	1-30-2014	14,000,000	14,122,016
National Australia Bank Limited ±	1.53	1-17-2014	10,000,000	10,086,793
National Bank of Kuwait	0.17	5-1-2013	13,000,000	13,000,000
Nordea Bank plc	0.20	6-28-2013	20,000,000	20,000,000
Norinchukin Bank	0.25	5-6-2013	10,000,000	10,000,000
Norinchukin Bank	0.25	6-26-2013	30,000,000	30,000,000
Norinchukin Bank	0.25	6-27-2013	5,000,000	5,000,000
Norinchukin Bank	0.25	7-1-2013	20,000,000	20,000,000
Norinchukin Bank	0.25	7-2-2013	5,000,000	5,000,000
Norinchukin Bank	0.25	7-8-2013	5,000,000	5,000,000
Norinchukin Bank	0.25	7-22-2013	5,000,000	5,000,000
Norinchukin Bank	0.27	5-2-2013	3,000,000	3,000,006
Overseas Private Investment Corporation ±(i)§	0.15	7-9-2026	11,000,000	11,000,000
Royal Bank of Canada ±	0.33	7-26-2013	16,000,000	16,000,000
Royal Bank of Canada ±	0.34	8-12-2013	16,000,000	16,000,000
Royal Bank of Canada ±	0.35	8-6-2013	7,000,000	7,000,000
Skandinaviska Enskilda Banken AG ±	0.56	12-3-2013	40,000,000	40,000,000
Societe Generale (New York)	0.18	5-1-2013	21,000,000	21,000,000
Societe Generale (New York)	0.24	5-31-2013	5,000,000	5,000,000
Standard Chartered Bank	0.24	5-3-2013	20,000,000	20,000,000
Standard Chartered Bank	0.27	6-4-2013	20,000,000	20,000,000
Sumitomo Mitsui Banking Corporation	0.18	5-3-2013	20,000,000	20,000,000
Sumitomo Mitsui Banking Corporation	0.18	5-10-2013	27,000,000	27,000,000
Sumitomo Mitsui Banking Corporation	0.19	5-10-2013	4,000,000	3,999,990
Sumitomo Mitsui Banking Corporation	0.23	5-2-2013	5,000,000	5,000,004
Sumitomo Mitsui Banking Corporation	0.23	7-12-2013	14,000,000	14,000,000
Sumitomo Mitsui Banking Corporation ±	0.24	6-19-2013	15,000,000	15,000,000
Sumitomo Mitsui Banking Corporation	0.25	5-17-2013	20,000,000	20,000,355
Swedbank	0.15	5-1-2013	24,000,000	24,000,000
Toronto-Dominion Bank	0.19	5-8-2013	8,000,000	8,000,000
Toronto-Dominion Bank ±	0.28	7-26-2013	8,000,000	8,000,000
Toronto-Dominion Bank ±	0.28	10-21-2013	20,000,000	20,000,000
Toronto-Dominion Bank	0.28	9-13-2013	10,000,000	10,000,000
Total Certificates of Deposit (Cost $983,208,387)				983,208,387

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper : 48.85%
Asset-Backed Commercial Paper : 18.94%
Alpine Securitization Corporation 144A(z)	0.17%	5-8-2013	$5,000,000	$4,999,835
Alpine Securitization Corporation 144A(z)	0.17	5-17-2013	15,000,000	14,998,867
Alpine Securitization Corporation 144A(z)	0.18	5-10-2013	10,000,000	9,999,550
Anglesea Funding LLC 144A(z)	0.37	5-7-2013	6,000,000	5,999,630
Anglesea Funding LLC 144A(z)	0.37	5-13-2013	8,000,000	7,999,013
Anglesea Funding LLC 144A(z)	0.37	5-14-2013	5,000,000	4,999,332
Anglesea Funding LLC 144A(z)	0.40	5-3-2013	5,000,000	4,999,889
Atlantic Asset Securitization LLC 144A±	0.25	9-4-2013	5,000,000	4,999,893
CAFCO LLC 144A(z)	0.22	5-1-2013	2,000,000	2,000,000
Charta LLC 144A(z)	0.22	5-1-2013	3,000,000	3,000,000
Charta LLC 144A(z)	0.22	5-6-2013	2,000,000	1,999,939
Charta LLC 144A(z)	0.22	5-9-2013	3,000,000	2,999,853
Charta LLC 144A(z)	0.22	5-10-2013	5,000,000	4,999,725
Ciesco LLC 144A(z)	0.22	5-1-2013	10,000,000	10,000,000
Collateralized Commercial Paper Company LLC 144A(z)	0.21	5-21-2013	10,000,000	9,998,833
Collateralized Commercial Paper Company LLC (z)	0.30	5-22-2013	13,000,000	12,997,725
Collateralized Commercial Paper Company LLC 144A(z)	0.30	6-5-2013	9,000,000	8,997,375
Collateralized Commercial Paper Company LLC (z)	0.30	6-17-2013	20,000,000	19,992,167
Collateralized Commercial Paper Company LLC 144A(z)	0.33	5-6-2013	10,000,000	9,999,542
Collateralized Commercial Paper Company LLC (z)	0.35	5-13-2013	7,000,000	6,999,183
Collateralized Commercial Paper Company LLC (z)	0.41	6-3-2013	26,000,000	25,990,228
Concord Minutemen Capital Company 144A(z)	0.20	5-1-2013	2,000,000	2,000,000
Concord Minutemen Capital Company 144A(z)	0.26	5-3-2013	5,000,000	4,999,928
Concord Minutemen Capital Company 144A(z)	0.26	5-6-2013	4,000,000	3,999,856
Concord Minutemen Capital Company 144A(z)	0.26	5-15-2013	5,000,000	4,999,494
CRC Funding LLC 144A(z)	0.22	5-1-2013	8,000,000	8,000,000
CRC Funding LLC 144A(z)	0.22	5-10-2013	15,000,000	14,999,175
Crown Point Capital Company 144A(z)	0.20	5-1-2013	2,000,000	2,000,000
Crown Point Capital Company 144A(z)	0.26	5-22-2013	9,000,000	8,998,635
Crown Point Capital Company 144A(z)	0.26	5-24-2013	2,000,000	1,999,668
Gotham Funding Corporation 144A(z)	0.20	5-1-2013	8,000,000	8,000,000
Gotham Funding Corporation 144A(z)	0.20	5-3-2013	2,000,000	1,999,978
Gotham Funding Corporation 144A(z)	0.20	5-6-2013	5,000,000	4,999,861
Gotham Funding Corporation 144A(z)	0.20	5-16-2013	4,000,000	3,999,667
Gotham Funding Corporation 144A(z)	0.20	5-28-2013	7,000,000	6,998,950
Gotham Funding Corporation 144A(z)	0.20	5-29-2013	10,000,000	9,998,444
Gotham Funding Corporation 144A(z)	0.22	5-7-2013	35,000,000	34,998,727
Govco LLC 144A(z)	0.20	5-2-2013	57,000,000	56,999,683
Hannover Funding Company LLC 144A(z)	0.24	5-28-2013	2,000,000	1,999,640
Institutional Secured Funding LLC 144A(z)	0.35	6-24-2013	3,000,000	2,998,425
Legacy Capital Company 144A(z)	0.25	6-17-2013	7,000,000	6,997,715
Legacy Capital Company 144A(z)	0.34	5-7-2013	12,000,000	11,999,320
Lexington Parker Capital Company LLC 144A(z)	0.20	5-1-2013	5,000,000	5,000,000
Lexington Parker Capital Company LLC 144A(z)	0.25	6-17-2013	14,000,000	13,995,431
Lexington Parker Capital Company LLC 144A(z)	0.26	5-22-2013	5,000,000	4,999,242
Lexington Parker Capital Company LLC 144A(z)	0.26	5-24-2013	2,000,000	1,999,668
Lexington Parker Capital Company LLC 144A(z)	0.34	5-7-2013	2,000,000	1,999,887
Lexington Parker Capital Company LLC 144A(z)	0.34	5-10-2013	15,000,000	14,998,725
Liberty Funding LLC 144A(z)	0.17	5-29-2013	1,000,000	999,868
Liberty Funding LLC 144A(z)	0.17	5-30-2013	1,000,000	999,863
Liberty Funding LLC 144A(z)	0.18	5-2-2013	3,000,000	2,999,985
Liberty Funding LLC 144A(z)	0.18	5-16-2013	15,000,000	14,998,875
Liberty Funding LLC 144A(z)	0.18	5-17-2013	10,000,000	9,999,200
Liberty Funding LLC 144A(z)	0.18	5-22-2013	9,000,000	8,999,055
Liberty Funding LLC 144A(z)	0.18	5-28-2013	6,000,000	5,999,198
Liberty Funding LLC 144A(z)	0.19	5-7-2013	7,000,000	6,999,782
LMA Americas LLC 144A(z)	0.23	5-31-2013	3,000,000	2,999,425
Manhattan Asset Funding LLC 144A(z)	0.21	5-1-2013	2,000,000	2,000,000
Manhattan Asset Funding LLC 144A(z)	0.21	5-8-2013	2,000,000	1,999,918
Manhattan Asset Funding LLC 144A(z)	0.21	5-16-2013	2,000,000	1,999,825
Manhattan Asset Funding LLC 144A(z)	0.23	6-24-2013	3,000,000	2,998,965
MetLife Short Term Funding LLC 144A(z)	0.20	5-29-2013	2,000,000	1,999,689
Mountcliff Funding LLC 144A(z)	0.30	6-13-2013	7,000,000	6,997,492

2

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Mountcliff Funding LLC 144A(z)	0.30%	6-20-2013	$5,000,000	$4,997,917
Old Line Funding LLC 144A(z)	0.20	8-23-2013	5,000,000	4,996,833
Old Line Funding LLC 144A(z)	0.21	6-5-2013	5,000,000	4,998,979
Old Line Funding LLC 144A(z)	0.21	7-29-2013	4,000,000	3,997,923
Old Line Funding LLC 144A(z)	0.21	8-2-2013	3,000,000	2,998,373
Old Line Funding LLC 144A(z)	0.26	9-5-2013	10,000,000	9,990,828
Regency Markets No.1 LLC 144A(z)	0.18	5-10-2013	5,000,000	4,999,775
Regency Markets No.1 LLC 144A(z)	0.18	5-15-2013	15,000,000	14,998,950
Regency Markets No.1 LLC 144A(z)	0.18	5-16-2013	5,000,000	4,999,625
Regency Markets No.1 LLC (z)	0.18	5-17-2013	5,000,000	4,999,600
Regency Markets No.1 LLC 144A(z)	0.18	5-20-2013	7,000,000	6,999,335
Regency Markets No.1 LLC 144A(z)	0.18	5-21-2013	15,000,000	14,998,500
Regency Markets No.1 LLC 144A(z)	0.18	5-28-2013	20,000,000	19,997,300
Sheffield Receivables Corporation 144A(z)	0.20	5-22-2013	2,000,000	1,999,767
Surrey Funding Corporation 144A(z)	0.20	5-9-2013	4,000,000	3,999,822
Surrey Funding Corporation 144A(z)	0.21	6-5-2013	2,000,000	1,999,592
Surrey Funding Corporation 144A(z)	0.25	5-8-2013	5,000,000	4,999,757
Sydney Capital Corporation 144A(z)	0.25	6-12-2013	4,000,000	3,998,833
Sydney Capital Corporation 144A(z)	0.25	6-26-2013	3,000,000	2,998,833
Sydney Capital Corporation 144A(z)	0.25	7-11-2013	3,000,000	2,998,521
Sydney Capital Corporation 144A(z)	0.26	6-14-2013	7,000,000	6,997,763
Sydney Capital Corporation 144A(z)	0.27	5-14-2013	5,000,000	4,999,513
Sydney Capital Corporation 144A(z)	0.27	6-17-2013	15,000,000	14,994,713
Thunder Bay Funding LLC 144A(z)	0.20	6-20-2013	2,000,000	1,999,444
Thunder Bay Funding LLC 144A(z)	0.20	8-23-2013	5,000,000	4,996,833
Thunder Bay Funding LLC 144A(z)	0.21	6-5-2013	4,000,000	3,999,183
Thunder Bay Funding LLC 144A(z)	0.21	6-17-2013	2,000,000	1,999,452
Victory Receivables 144A(z)	0.20	5-3-2013	2,000,000	1,999,978
Victory Receivables 144A(z)	0.20	5-10-2013	4,000,000	3,999,800
Victory Receivables 144A(z)	0.20	5-16-2013	5,000,000	4,999,583
Victory Receivables 144A(z)	0.20	5-17-2013	13,000,000	12,998,844
Victory Receivables 144A(z)	0.20	5-20-2013	13,000,000	12,998,627
Victory Receivables 144A(z)	0.20	5-23-2013	8,000,000	7,999,022
Victory Receivables 144A(z)	0.20	5-28-2013	10,000,000	9,998,500
Victory Receivables 144A(z)	0.21	5-6-2013	9,000,000	8,999,739
Victory Receivables 144A(z)	0.21	6-19-2013	3,000,000	2,999,143
Victory Receivables 144A(z)	0.21	6-20-2013	9,000,000	8,997,375
Victory Receivables (z)	0.22	5-9-2013	7,000,000	6,999,658
White Point Funding Incorporated 144A(z)	0.37	6-17-2013	2,000,000	1,999,034
Working Capital Management Company 144A(z)	0.21	5-17-2013	12,000,000	11,998,880
				762,885,985

Financial Company Commercial Paper : 27.00%
ABN AMRO Funding LLC 144A(z)	0.25	5-1-2013	15,000,000	15,000,000
ASB Finance Limited 144A±	0.37	7-23-2013	9,000,000	9,000,000
Banco de Chile 144A(z)	0.32	6-14-2013	4,000,000	3,998,436
Banco de Chile 144A(z)	0.33	7-2-2013	2,000,000	1,998,864
Banco De Credito E Inversiones 144A(z)	0.65	5-2-2013	8,000,000	7,999,856
Banco Santander Chile 144A(z)	0.30	5-2-2013	1,000,000	999,992
Banco Santander Chile 144A(z)	0.30	5-3-2013	3,000,000	2,999,950
Banco Santander Chile 144A(z)	0.30	5-17-2013	3,000,000	2,999,600
Banco Santander Chile 144A(z)	0.30	5-22-2013	3,000,000	2,999,475
Banco Santander Chile 144A(z)	0.30	5-29-2013	3,000,000	2,999,300
Bank of China Limited (z)	0.26	5-7-2013	4,000,000	3,999,827
Bank of China Limited (z)	0.27	5-8-2013	5,000,000	4,999,738
Barclays Bank plc 144A(z)	0.35	5-29-2013	20,000,000	19,994,556
BNZ International Funding Limited ±144A	0.38	10-2-2013	14,000,000	14,000,000
BNZ International Funding Limited ±144A	0.40	11-1-2013	15,000,000	15,000,000
BPCE 144A(z)	0.24	6-3-2013	17,000,000	16,996,260
BPCE 144A(z)	0.25	6-7-2013	8,000,000	7,997,986
BPCE 144A(z)	0.25	5-14-2013	5,000,000	4,999,549
BPCE 144A(z)	0.25	5-24-2013	5,000,000	4,999,201
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	5-23-2013	6,000,000	5,999,322
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	6-6-2013	1,000,000	999,800

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A(z)	0.20%	6-13-2013	$10,000,000	$9,997,611
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	6-28-2013	5,000,000	4,998,389
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	5-9-2013	9,500,000	9,499,557
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	6-3-2013	11,000,000	10,997,883
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	5-21-2013	22,000,000	21,997,373
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	5-28-2013	10,000,000	9,998,388
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	7-18-2013	7,000,000	6,996,739
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	7-26-2013	5,000,000	4,997,432
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	5-14-2013	5,000,000	4,999,603
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	5-24-2013	9,000,000	8,998,735
Commonwealth Bank of Australia 144A(z)	0.22	5-6-2013	6,000,000	5,999,817
Commonwealth Bank of Australia ±144A	0.33	11-29-2013	9,000,000	8,999,469
Commonwealth Bank of Australia ±144A	0.34	11-14-2013	6,000,000	6,000,000
CPPIB Capital Incorporated 144A(z)	0.16	5-31-2013	15,000,000	14,998,000
CPPIB Capital Incorporated 144A(z)	0.16	7-24-2013	17,000,000	16,993,653
Credit Agricole North America Incorporated (z)	0.21	6-3-2013	7,000,000	6,998,653
Credit Agricole North America Incorporated (z)	0.22	5-15-2013	8,000,000	7,999,316
Credit Suisse New York (z)	0.25	5-23-2013	27,000,000	26,995,875
DBS Bank Limited 144A(z)	0.20	7-8-2013	5,000,000	4,998,111
DBS Bank Limited 144A(z)	0.25	9-4-2013	6,000,000	5,994,750
Deutsche Bank Financial LLC (z)	0.25	5-13-2013	14,000,000	13,998,833
DNB Nor Bank ASA 144A(z)	0.24	5-21-2013	20,000,000	19,997,333
DNB Nor Bank ASA 144A(z)	0.25	5-7-2013	13,000,000	12,999,469
DNB Nor Bank ASA ±144A	0.43	9-20-2013	24,000,000	24,000,000
HSBC Bank plc ±144A	0.41	10-15-2013	10,000,000	10,000,000
HSBC Bank plc ±144A	0.41	10-1-2013	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.18	5-22-2013	5,000,000	4,999,475
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.18	5-24-2013	5,000,000	4,999,425
Nationwide Building Society 144A(z)	0.23	7-12-2013	10,000,000	9,995,400
Nationwide Building Society 144A(z)	0.29	6-25-2013	14,000,000	13,993,797
Nationwide Building Society 144A(z)	0.29	7-15-2013	4,000,000	3,997,583
Nationwide Building Society 144A(z)	0.30	5-13-2013	11,000,000	10,998,900
Nationwide Building Society 144A(z)	0.30	8-5-2013	17,000,000	16,986,400
Nationwide Building Society 144A(z)	0.30	8-12-2013	15,000,000	14,987,125
NRW Bank 144A(z)	0.15	5-2-2013	20,000,000	19,999,917
NRW Bank 144A(z)	0.15	5-7-2013	13,000,000	12,999,675
Oversea-Chinese Banking Corporation Limited (z)	0.20	5-28-2013	23,000,000	22,996,550
Oversea-Chinese Banking Corporation Limited (z)	0.20	5-29-2013	9,000,000	8,998,600
Oversea-Chinese Banking Corporation Limited (z)	0.20	5-30-2013	5,000,000	4,999,194
Oversea-Chinese Banking Corporation Limited (z)	0.20	7-29-2013	5,000,000	4,997,528
Oversea-Chinese Banking Corporation Limited (z)	0.21	6-25-2013	9,300,000	9,296,951
Oversea-Chinese Banking Corporation Limited (z)	0.21	7-8-2013	1,000,000	999,603
Oversea-Chinese Banking Corporation Limited (z)	0.22	8-29-2013	7,000,000	6,994,867
Oversea-Chinese Banking Corporation Limited (z)	0.23	7-25-2013	15,000,000	14,991,854
Principal Life Insurance Group 144A(z)	0.18	5-15-2013	1,000,000	999,930
PSP Capital Incorporated 144A(z)	0.18	5-14-2013	10,000,000	9,999,350
PSP Capital Incorporated 144A(z)	0.18	5-15-2013	10,000,000	9,999,300
PSP Capital Incorporated 144A(z)	0.19	6-4-2013	6,000,000	5,998,923
SBAB Bank AB 144A(z)	0.30	5-7-2013	2,000,000	1,999,900
SBAB Bank AB 144A(z)	0.30	5-8-2013	2,000,000	1,999,883
SBAB Bank AB 144A(z)	0.30	5-13-2013	5,000,000	4,999,500
SBAB Bank AB 144A(z)	0.31	5-22-2013	7,000,000	6,998,734
SBAB Bank AB 144A(z)	0.32	7-2-2013	12,000,000	11,993,387
Skandinaviska Enskilda Banken AG 144A(z)	0.26	6-18-2013	6,000,000	5,997,920
Skandinaviska Enskilda Banken AG 144A(z)	0.42	5-15-2013	14,000,000	13,997,727
Skandinaviska Enskilda Banken AG 144A(z)	0.60	7-8-2013	35,000,000	34,960,333
Societe Generale (North America) (z)	0.25	5-31-2013	20,000,000	19,995,833
State Street Corporation (z)	0.18	5-1-2013	5,000,000	5,000,000
Sumitomo Mitsui Banking Corporation 144A(z)	0.20	5-7-2013	10,000,000	9,999,667
Sumitomo Mitsui Banking Corporation 144A(z)	0.24	6-7-2013	7,000,000	6,998,309
Sumitomo Mitsui Banking Corporation 144A(z)	0.24	7-9-2013	14,000,000	13,993,694
Sumitomo Trust and Banking Corporation 144A(z)	0.18	5-30-2013	15,000,000	14,997,825
Suncorp Group Limited 144A(z)	0.38	7-30-2013	10,000,000	9,990,500
Suncorp Group Limited 144A(z)	0.39	6-11-2013	2,000,000	1,999,112
Suncorp Group Limited 144A(z)	0.39	6-12-2013	18,000,000	17,991,810

4

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Suncorp Group Limited 144A(z)	0.39%	6-18-2013	$20,000,000	$19,989,600
Suncorp Group Limited 144A(z)	0.39	6-19-2013	7,000,000	6,996,284
Suncorp Group Limited 144A(z)	0.44	5-7-2013	3,000,000	2,999,780
Svenska Handelsbanken Incorporated 144A(z)	0.22	8-5-2013	15,000,000	14,991,200
Swedbank (z)	0.49	7-3-2013	25,000,000	24,978,563
Swedbank (z)	0.50	7-1-2013	14,000,000	13,988,139
Swedbank (z)	0.50	7-2-2013	8,000,000	7,993,111
Toyota Credit Canada Incorporated (z)	0.20	6-7-2013	4,000,000	3,999,178
Toyota Credit Canada Incorporated (z)	0.20	6-26-2013	4,000,000	3,998,756
Toyota Credit Canada Incorporated (z)	0.20	6-27-2013	4,000,000	3,998,733
Toyota Credit Canada Incorporated (z)	0.20	7-23-2013	9,000,000	8,995,850
UBS Finance Delaware LLC (z)	0.22	5-14-2013	35,000,000	34,997,219
United Overseas Bank Limited 144A(z)	0.20	6-20-2013	10,000,000	9,997,222
UOB Funding LLC (z)	0.20	6-19-2013	12,000,000	11,996,733
UOB Funding LLC (z)	0.20	6-24-2013	4,000,000	3,998,800
UOB Funding LLC (z)	0.25	8-12-2013	5,000,000	4,996,424
Westpac Banking Corporation ±144A	0.33	1-16-2014	15,000,000	14,998,908
Westpac Banking Corporation ±144A	0.34	11-8-2013	15,000,000	14,999,191
Westpac Securities NZ Limited ±144A	0.29	11-19-2013	10,000,000	10,000,767
Westpac Securities NZ Limited ±144A	0.38	10-25-2013	17,000,000	17,000,000
Westpac Securities NZ Limited ±144A	0.44	7-22-2013	11,000,000	11,000,000
				1,087,495,640

Other Commercial Paper : 2.91%
ACTS Retirement Life Communities Incorporated (z)	0.33	6-3-2013	2,000,000	1,999,395
ACTS Retirement Life Communities Incorporated (z)	0.33	6-3-2013	2,000,000	1,999,395
China Leader International Limited (z)	0.30	5-22-2013	3,000,000	2,999,475
CNPC Finance 144A(z)	0.28	5-24-2013	3,000,000	2,999,463
CNPC Finance 144A(z)	0.29	5-10-2013	2,000,000	1,999,856
CNPC Finance 144A(z)	0.29	5-23-2013	15,000,000	14,997,342
CNPC Finance 144A(z)	0.29	5-16-2013	8,000,000	7,999,033
CNPC Finance 144A(z)	0.30	6-7-2013	2,000,000	1,999,383
CNPC Finance 144A(z)	0.32	6-27-2013	10,000,000	9,994,934
CNPC Finance 144A(z)	0.35	5-6-2013	10,000,000	9,999,514
COFCO Capital Corporation (z)	0.20	5-2-2013	3,000,000	2,999,983
COFCO Capital Corporation (z)	0.20	5-16-2013	5,000,000	4,999,583
COFCO Capital Corporation (z)	0.26	5-15-2013	1,000,000	999,899
Erste Abwicklungsanstalt 144A(z)	0.20	7-9-2013	6,000,000	5,997,620
Sinochem Company Limited (z)	0.17	5-28-2013	6,000,000	5,999,236
Sinochem Company Limited (z)	0.24	5-7-2013	8,000,000	7,999,680
Sinopec Century Bright Capital Investments Limited 144A(z)	0.30	5-23-2013	4,000,000	3,999,267
Toyota Credit de Puerto Rico (z)	0.21	5-10-2013	10,000,000	9,999,475
Toyota Motor Credit Corporation (z)	0.22	5-23-2013	15,000,000	14,997,983
Toyota Motor Credit Corporation ±	0.25	9-12-2013	2,000,000	2,000,000
				116,980,516

Total Commercial Paper (Cost $1,967,362,141)				1,967,362,141

Corporate Bonds and Notes : 0.82%
Financials : 0.60%
Diversified Financial Services : 0.60%
GBG LLC Custody Receipts ±144A	0.21	9-1-2027	9,369,000	9,369,000
LTF Real Estate LLC ±144A	0.27	6-1-2033	15,000,000	15,000,000
				24,369,000

5

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 0.22%
Health Care Providers & Services : 0.22%
ACTS Retirement Life Communities Incorporated (Health Care Providers & Services) ±	0.22%	11-15-2029	$2,701,000	$2,701,000
Providence Health & Services (Health Care Providers & Services) ±	0.20	10-1-2042	6,000,000	6,000,000
				8,701,000

				8,701,000
Total Corporate Bonds and Notes (Cost $33,070,000)				33,070,000

Government Agency Debt : 0.80%
FHLB ±	0.30	5-9-2013	3,000,000	2,999,980
FHLB ±	0.32	5-2-2013	7,000,000	6,999,996
FHLB ±	0.33	5-17-2013	16,000,000	16,000,000
FHLB ±	0.35	5-17-2013	6,000,000	6,000,000
Total Government Agency Debt (Cost $31,999,976)				31,999,976

Municipal Obligations : 16.90%
Alabama : 0.37%
Variable Rate Demand Notes ø: 0.37%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.25	11-15-2046	10,000,000	10,000,000
Homewood AL Educational Building Authority Samford University Series A (Education Revenue, Branch Banking & Trust LOC)	0.22	12-1-2043	4,928,000	4,928,000
				14,928,000

California : 1.98%
Other Municipal Debt : 0.57%
California Tax-Exempt Certificate Series B-5 (Tax Revenue)	0.20	7-24-2013	1,000,000	1,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.28	7-1-2013	1,000,000	1,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATUB (Transportation Revenue)	0.28	7-2-2013	1,000,000	1,000,000
Orange County CA Pension Obligation Taxable Series A (Miscellaneous Revenue)	0.61	11-1-2013	1,000,000	1,000,000
San Francisco CA City & County Public Utilities Commission Series 53 (Utilities Revenue)	0.22	5-21-2013	12,000,000	12,000,000
San Francisco CA City & County Public Utilities Commission Series 582 (Utilities Revenue)	0.23	5-20-2013	7,000,000	7,000,000
				23,000,000

Variable Rate Demand Notes ø: 1.41%
California GO Bonds Series 2003A-2 (GO, Bank of Montreal LOC)	0.15	5-1-2033	1,000,000	1,000,000
California Kindergarten Series 2004B-3 (Education Revenue, Citibank NA LOC)	0.18	5-1-2034	2,000,000	2,000,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, JPMorgan Chase & Company LOC)	0.20	11-1-2026	2,000,000	2,000,000
California PCFA Pacific Gas & Electric Project Series F (Utilities Revenue, JPMorgan Chase & Company LOC)	0.17	11-1-2026	2,000,000	2,000,000
California RAN 2012-2013 Series A-1 JPMorgan PUTTER Series 4265 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	5-30-2013	20,120,000	20,120,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3164 (GO, JPMorgan Chase & Company LIQ) 144A	0.24	8-1-2031	4,145,000	4,145,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.24	8-1-2018	6,500,000	6,500,000

6

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Los Angeles CA DW&P Waterworks Sub Series B2 (Water Utilities, Royal Bank of Canada SPA)	0.18%	7-1-2035	$2,200,000	$2,200,000
Los Angeles CA Unified School District 2012-2013 TRAN Series B JPMorgan PUTTER Series 4289 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	11-28-2013	3,000,000	3,000,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA)	0.25	4-1-2038	3,745,000	3,745,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA)	0.20	4-1-2038	1,500,000	1,500,000
San Francisco CA City & County RDA Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.26	8-1-2032	5,000,000	5,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.27	12-1-2033	1,900,000	1,900,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.27	9-15-2032	1,800,000	1,800,000
				56,910,000

Colorado : 0.78%
Variable Rate Demand Notes ø: 0.78%
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.21	5-1-2038	6,000,000	6,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.18	5-1-2050	15,425,000	15,425,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.25	11-15-2025	10,000,000	10,000,000
				31,425,000

Connecticut : 0.12%
Variable Rate Demand Note ø: 0.12%
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.27	2-1-2026	5,000,000	5,000,000

District of Columbia : 0.33%
Other Municipal Debt : 0.33%
District of Columbia Water & Sewer Authority Series A (Water & Sewer Revenue)	0.18	5-6-2013	13,200,000	13,200,000

Florida : 0.37%
Other Municipal Debt : 0.25%
Hillsborough County FL CAB Series A (Tax Revenue)	0.21	6-27-2013	10,000,000	10,000,000

Variable Rate Demand Notes ø: 0.12%
Escambia County FL Health Facilities Authority Azalea Trace Incorporated Series B (Health Revenue, TD Bank NA LOC)	0.18	11-15-2029	1,000,000	1,000,000
Volusia County FL Eclipse Funding Trust Series 0008 (Miscellaneous Revenue, U.S. Bank NA LOC, AGM Insured, U.S. Bank NA LIQ)	0.22	8-1-2013	1,985,000	1,985,000
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, AGM Insured, U.S. Bank NA LIQ)	0.22	8-1-2032	1,985,000	1,985,000
				4,970,000

Georgia : 0.67%
Variable Rate Demand Notes ø: 0.67%
Columbus GA Housing Development Authority PFOTER Series TN-024 (Housing Revenue, ACA Insured) 144A	0.45	10-1-2039	5,205,000	5,205,000

7

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue, Royal Bank of Canada SPA)	0.22%	8-1-2040	$6,985,000	$6,985,000
Richmond County GA Development Authority Health Project Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.21	7-1-2037	14,625,000	14,625,000
				26,815,000

Illinois : 0.37%
Variable Rate Demand Notes ø: 0.37%
Chicago IL Midway Airport Series A2 (Airport Revenue, JPMorgan Chase & Company LOC)	0.18	1-1-2025	935,000	935,000
Chicago IL Various Project Series B-2 (Tax Revenue, JPMorgan Chase & Company SPA)	0.18	1-1-2034	1,000,000	1,000,000
Chicago IL Various Projects Series B-1 (Tax Revenue, JPMorgan Chase & Company SPA)	0.21	1-1-2034	1,000,000	1,000,000
Chicago IL Water District Solar Eclipse Funding Trust Various States Project Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.22	5-1-2014	3,985,000	3,985,000
Cook County IL Various Projects Series D (Tax Revenue)	0.19	11-1-2030	2,000,000	2,000,000
Illinois Finance Authority Carle Foundation Series E (Health Revenue, JPMorgan Chase & Company LOC)	0.24	2-15-2033	1,000,000	1,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ)	0.25	3-1-2014	4,970,000	4,970,000
				14,890,000

Iowa : 1.01%
Variable Rate Demand Notes ø: 1.01%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project Series 2012 (IDR)	0.17	12-1-2050	27,000,000	27,000,000
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.24	6-1-2039	13,815,000	13,815,000
				40,815,000

Kentucky : 0.08%
Variable Rate Demand Note ø: 0.08%
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.24	1-1-2033	3,000,000	3,000,000

Louisiana : 0.30%
Variable Rate Demand Notes ø: 0.30%
East Baton Rouge Parish LA IDR ExxonMobil Project Series A (IDR)	0.19	8-1-2035	7,150,000	7,150,000
East Baton Rouge Parish LA IDR ExxonMobil Project Series B (IDR)	0.19	12-1-2040	2,000,000	2,000,000
Louisiana Offshore Terminal Authority Deepwater Port Series B (Port Authority Revenue, Bank One NA LOC)	0.21	9-1-2014	1,000,000	1,000,000
Saint Charles Parish LA PCR Shell Oil Company Norco Project (IDR)	0.17	11-1-2021	2,000,000	2,000,000
				12,150,000

Maryland : 0.22%
Variable Rate Demand Notes ø: 0.22%
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA)	0.23	9-1-2040	4,000,000	4,000,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.27	1-1-2029	4,975,000	4,975,000
				8,975,000

8

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts : 0.06%
Variable Rate Demand Note ø: 0.06%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.18%	10-1-2031	$2,260,000	$2,260,000

Michigan : 0.70%
Variable Rate Demand Notes ø: 0.70%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.26	9-1-2033	3,000,000	3,000,000
Michigan Higher Education Student Loan Series XVII-K-6 Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.26	9-1-2032	4,000,000	4,000,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.19	10-1-2037	2,975,000	2,975,000
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.23	4-1-2040	3,930,000	3,930,000
Michigan State University Revenues Series A (Education Revenue, Northern Trust Company SPA)	0.21	2-15-2033	4,000,000	4,000,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	12-1-2040	8,425,000	8,425,000
Wayne County MI IDA Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.27	5-1-2020	2,000,000	2,000,000
				28,330,000

Mississippi : 0.05%
Variable Rate Demand Notes ø: 0.05%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (IDR)	0.18	11-1-2035	1,000,000	1,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series K (IDR)	0.18	11-1-2035	1,000,000	1,000,000
				2,000,000

Nebraska : 0.25%
Variable Rate Demand Note ø: 0.25%
Central Plains Energy Project Nebraska Gas Project #2 (Utilities Revenue, Royal Bank of Canada SPA)	0.22	8-1-2039	9,880,000	9,880,000

Nevada : 0.25%
Variable Rate Demand Notes ø: 0.25%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.25	3-1-2038	6,000,000	6,000,000
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.27	10-1-2035	3,905,000	3,905,000
				9,905,000

New Jersey : 0.63%
Variable Rate Demand Notes ø: 0.63%
New Jersey HFFA Underwood Memorial Hospital (Hospital Revenue, TD Bank NA LOC)	0.21	7-1-2033	1,000,000	1,000,000
New Jersey TTFA PUTTER Series 70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.22	12-15-2023	7,000,000	7,000,000
New Jersey Turnpike Authority Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E41 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.31	1-1-2018	4,000,000	4,000,000

9

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.25%	4-15-2014	$13,200,000	$13,200,000
				25,200,000

New Mexico : 0.15%
Variable Rate Demand Notes ø: 0.15%
New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans) 144A	0.27	4-1-2037	2,000,000	2,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.22	11-1-2039	3,970,000	3,970,000
				5,970,000

New York : 2.20%
Variable Rate Demand Notes ø: 2.20%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC)	0.17	1-1-2040	2,490,000	2,490,000
New York HFA 600 W 42nd Street Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.25	5-15-2041	9,000,000	9,000,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-2034	5,000,000	5,000,000
New York HFA Clinton Green South Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	11-1-2038	5,000,000	5,000,000
New York HFA Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-2041	5,000,000	5,000,000
New York HFA Remeeder Houses Project Series A (Housing Revenue, Citibank NA LOC)	0.27	5-1-2039	4,820,000	4,820,000
New York HFA Victory Housing Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.20	11-1-2033	10,400,000	10,400,000
New York HFA Victory Housing Project Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	11-1-2033	2,000,000	2,000,000
New York HFA West 31st Street Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-2038	5,000,000	5,000,000
New York Metropolitan Transportation Authority Dedicated Tax Series A-1 (Transportation Revenue, Morgan Stanley Bank LOC)	0.24	11-1-2031	5,000,000	5,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.37	10-1-2031	2,475,000	2,475,000
New York NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA)	0.21	6-15-2025	5,000,000	5,000,000
New York NY Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.20	6-15-2038	3,000,000	3,000,000
New York NY Series D-3 (GO, Bank of New York Mellon LOC)	0.18	10-1-2039	2,000,000	2,000,000
New York NY Series F-3 (Tax Revenue, Bank of America NA LIQ)	0.21	3-1-2042	3,000,000	3,000,000
New York NY Sub Series G-6 (Tax Revenue, Mizuho Corporate Bank LOC)	0.20	4-1-2042	1,000,000	1,000,000
New York NY Sub Series L-3 (Tax Revenue, Bank of America NA SPA)	0.21	4-1-2036	1,000,000	1,000,000
PFOTER Series TNP-1004 (Resource Recovery Revenue, Ambac Insured, Bank of America NA LIQ) 144A	0.75	1-29-2046	9,140,000	9,140,000
PFOTER Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	7-26-2013	3,100,000	3,100,000
Puttable Floating Option Taxable Receipts Series TNP-004 (Miscellaneous Revenue) ±144A	0.90	5-15-2051	5,090,000	5,090,000
				88,515,000

North Carolina : 0.07%
Variable Rate Demand Note ø: 0.07%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.32	7-1-2027	3,000,000	3,000,000

10

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 0.36%
Variable Rate Demand Notes ø: 0.36%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.19%	9-1-2039	$6,749,000	$6,749,000
Ohio HFA Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.23	9-1-2038	4,000,000	4,000,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.23	9-1-2038	3,000,000	3,000,000
Warren County OH Health Care Facilities Otterbein Homes Series B (Health Revenue, U.S. Bank NA LOC)	0.24	7-1-2023	925,000	925,000
				14,674,000

Oregon : 0.12%
Variable Rate Demand Note ø: 0.12%
Oregon Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	5-1-2035	5,000,000	5,000,000

Pennsylvania : 0.29%
Variable Rate Demand Notes ø: 0.29%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.22	8-1-2030	2,000,000	2,000,000
Philadelphia PA Airport Refunding Bonds Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC)	0.21	6-15-2025	9,600,000	9,600,000
				11,600,000

Puerto Rico : 0.20%
Variable Rate Demand Note ø: 0.20%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Credit Suisse LIQ)	0.22	8-1-2057	8,000,000	8,000,000

South Carolina : 0.35%
Other Municipal Debt : 0.35%
South Carolina Public Service Authority Series AA (Tax Revenue)	0.20	5-20-2013	4,000,000	4,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation North Carolina Electric Membership Corporation Project Series 2000 B-3 (Utilities Revenue)	0.30	6-3-2013	10,000,000	10,000,000
				14,000,000

South Dakota : 0.05%
Variable Rate Demand Note ø: 0.05%
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.22	5-1-2037	2,000,000	2,000,000

Tennessee : 0.77%
Variable Rate Demand Notes ø: 0.77%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.25	11-1-2035	6,495,000	6,495,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.25	7-1-2034	18,285,000	18,285,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.25	2-1-2036	3,205,000	3,205,000
Nashville & Davidson Counties TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC Insured, FHLMC LIQ)	0.24	1-1-2034	1,000,000	1,000,000

11

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Nashville & Davidson Counties TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.24%	12-1-2041	$2,000,000	$2,000,000
				30,985,000

Texas : 2.30%
Variable Rate Demand Notes ø: 2.30%
Austin TX Airport Systems Series 3 (Airport Revenue, State Street Bank & Trust Company LOC, AGM Insured)	0.23	11-15-2025	1,000,000	1,000,000
Bexar County TX Health Facilities El Centro Del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.24	12-1-2032	9,595,000	9,595,000
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking LOC) 144A	0.24	9-1-2041	4,000,000	4,000,000
JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	8-30-2013	27,000,000	27,000,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.25	4-1-2022	2,000,000	2,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.28	2-1-2035	13,000,000	13,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010A (Resource Recovery Revenue)	0.17	4-1-2040	1,000,000	1,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010D (IDR)	0.17	11-1-2040	4,000,000	4,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010D (IDR)	0.18	11-1-2040	1,000,000	1,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.22	6-1-2032	8,000,000	8,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series D Morgan Stanley Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.52	12-15-2026	12,901,006	12,901,006
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.17	6-1-2045	4,480,000	4,480,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA)	0.21	12-1-2033	1,500,000	1,500,000
University of Texas Financing System Series B (Education Revenue)	0.17	8-1-2025	3,000,000	3,000,000
				92,476,006

Utah : 0.06%
Variable Rate Demand Note ø: 0.06%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.22	11-1-2045	2,243,000	2,243,000

Washington : 0.45%
Other Municipal Debt : 0.15%
Port of Seattle WA (Tax Revenue)	0.32	5-1-2013	6,000,000	6,000,000

Variable Rate Demand Notes ø: 0.30%
Washington HEFAR Whitman College Project (Education Revenue, Bank of America NA SPA)	0.27	1-1-2038	5,860,000	5,860,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA SPA)	0.38	6-1-2037	1,750,000	1,750,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.24	5-15-2035	4,650,000	4,650,000
				12,260,000

12

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
West Virginia : 0.32%
Variable Rate Demand Notes ø: 0.32%
Fayette County WV Solid Waste Disposal Facility Commission Georgia-Pacific Corporation Project Series 1995 (IDR, U.S. Bank NA LOC)	0.23%	5-1-2018	$11,100,000	$11,100,000
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.26	4-1-2027	1,940,000	1,940,000
				13,040,000

Wisconsin : 0.62%
Variable Rate Demand Notes ø: 0.62%
Wisconsin HEFA Hess Memorial Hospital Incorporated Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.22	5-1-2024	8,000,000	8,000,000
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC)	0.23	9-1-2035	1,055,000	1,055,000
Wisconsin PFA Housing Project Series 2011 (Housing Revenue, Bank of America NA LOC)	0.30	1-1-2042	13,780,000	13,780,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC/Ambac Insured, JPMorgan Chase & Company LIQ)	0.25	7-1-2013	2,210,000	2,210,000
				25,045,000

Wyoming : 0.05%
Variable Rate Demand Note ø: 0.05%
Uinta County WY PCR Chevron USA Incorporated Project (IDR)	0.17	8-15-2020	2,000,000	2,000,000

Total Municipal Obligations (Cost $680,461,006)				680,461,006

Other Instruments : 0.67%
Australia & New Zealand Banking Group Floating Rate ±144A	0.34	11-18-2013	9,000,000	9,000,000
Australia & New Zealand Banking Group Floating Rate ±144A	1.02	1-10-2014	5,000,000	5,024,125
Australia & New Zealand Banking Group Floating Rate ±144A	1.28	12-20-2013	7,000,000	7,045,101
Oakland-Alameda County CA Series A-2 Municipal Commercial Paper	0.21	5-15-2013	5,000,000	5,000,000
Westpac Banking Corporation Floating Rate ±144A	1.53	1-30-2014	1,000,000	1,009,067
Total Other Instruments (Cost $27,078,293)				27,078,293

Other Notes : 1.66%
Corporate Bonds and Notes : 1.66%
JPMorgan Chase & Company	4.75	5-1-2013	3,000,000	3,000,000
National Rural Utilities Cooperative Finance Corporation	5.50	7-1-2013	7,707,000	7,773,431
Toronto-Dominion Bank ±	0.25	11-15-2013	18,000,000	18,000,000
Toyota Motor Credit Corporation ±	0.28	12-9-2013	13,000,000	13,000,000
Toyota Motor Credit Corporation ±	0.36	7-19-2013	15,000,000	15,000,000
Toyota Motor Credit Corporation ±	0.38	6-13-2013	10,000,000	10,002,145

Total Other Notes (Cost $66,775,576)				66,775,576

Repurchase Agreements ^^: 5.26%
Goldman Sachs & Company, dated 4-1-2013, maturity value $46,010,836 (1) ±(i)§¢	0.28	5-1-2013	46,000,000	46,000,000
GX Clarke & Company, dated 4-30-2013, maturity value $16,000,111 (2)	0.25	5-1-2013	16,000,000	16,000,000
JPMorgan Securities, dated 4-1-2013, maturity value $21,004,072 (3) ±¢	0.23	5-1-2013	21,000,000	21,000,000
RBC Capital Markets, dated 4-30-2013, maturity value $50,000,236 (4)	0.17	5-1-2013	50,000,000	50,000,000
Societe Generale New York, dated 4-30-2013, maturity value $20,000,089 (5)	0.16	5-1-2013	20,000,000	20,000,000
Societe Generale, dated 4-30-2013, maturity value $17,000,080 (6)	0.17	5-1-2013	17,000,000	17,000,000

13

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
Societe Generale, dated 4-30-2013, maturity value $41,873,009 (7)		0.18%	5-1-2013	$41,872,800	$41,872,800
Total Repurchase Agreements (Cost $211,872,800)					211,872,800

Treasury Debt : 1.46%
U.S. Treasury Bill (z)		0.10	9-19-2013	6,000,000	5,997,650
U.S. Treasury Bill (z)		0.11	9-26-2013	7,000,000	6,996,892
U.S. Treasury Bill (z)		0.12	9-12-2013	7,000,000	6,997,004
U.S. Treasury Bill (z)		0.12	8-15-2013	8,000,000	7,997,220
U.S. Treasury Bill (z)		0.13	9-5-2013	11,000,000	10,995,052
U.S. Treasury Bill (z)		0.13	8-22-2013	14,000,000	13,994,177
U.S. Treasury Bill (z)		0.14	8-29-2013	6,000,000	5,997,300
Total Treasury Debt (Cost $58,975,295)					58,975,295

Total investments in securities (Cost $4,060,803,474)*	100.84%				4,060,803,474
Other assets and liabilities, net	(0.84)				(33,736,653)

Total net assets	100.00%				$4,027,066,821

±	Variable rate investment. The rate shown is the rate in effect at period end.
(i)	Illiquid security
§	Security is subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
^^	Collateralized by:
(1)	U.S. government securities, 0.00% to 5.00%, 5-1-2013 to 4-1-2043, fair value including accrued interest is $47,265,422.
(2)	U.S. government securities, 0.00% to 11.25%, 5-15-2013 to 2-15-2043, fair value including accrued interest is $16,353,891.
(3)	U.S. government securities, 0.00% to 0.78%, 5-1-2013 to 9-19-2013, fair value including accrued interest is $21,420,262.
(4)	U.S. government securities, 0.00% to 6.00%, 5-1-2016 to 5-1-2043, fair value including accrued interest is $51,500,000.
(5)	U.S. government securities, 0.25% to 2.38%, 9-30-2014 to 8-15-2022, fair value including accrued interest is $20,400,001.
(6)	U.S. government securities, 3.00% to 5.50%, 5-1-2026 to 8-1-2048, fair value including accrued interest is $17,510,000.
(7)	U.S. government securities, 0.63% to 8.00%, 11-30-2017 to 2-15-2055, fair value including accrued interest is $43,124,832.
¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

14

Wells Fargo Advantage Money Market Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.08%
Alabama : 0.36%
Variable Rate Demand Note ø: 0.36%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR)	0.37%	8-1-2041	$4,500,000	$4,500,000

Alaska : 0.79%
Variable Rate Demand Note ø: 0.79%
Alaska Student Loan Corporation Series B-1 (Education Revenue, State Street Bank & Trust Company LOC, Guaranteed Student Loans)	0.37	12-1-2043	10,000,000	10,000,000

Arkansas : 0.02%
Variable Rate Demand Note ø: 0.02%
Arkansas Development Finance Authority Stratton Seed Company Project (IDR, Bank of America NA LOC)	0.46	3-1-2014	300,000	300,000

California : 9.78%
Other Municipal Debt : 1.81%
California School Cash Reserve Program Authority Series 2013-X (Miscellaneous Revenue)	2.00	10-1-2013	4,000,000	4,030,260
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 2003-A-1 (Tobacco Revenue) §	6.75	6-1-2039	4,035,000	4,057,449
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	11-29-2013	2,700,000	2,724,499
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-3 (Miscellaneous Revenue)	2.00	11-29-2013	1,000,000	1,009,364
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-6 (Miscellaneous Revenue)	2.00	12-31-2013	1,000,000	1,011,650
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-8 (Miscellaneous Revenue)	2.00	1-31-2014	7,500,000	7,591,925
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-9 (Miscellaneous Revenue)	2.00	1-31-2014	2,500,000	2,529,112
				22,954,259

Variable Rate Demand Notes ø: 7.97%
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	4-1-2037	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.24	7-15-2035	100,000	100,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.25	3-15-2033	3,580,000	3,580,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.22	11-1-2040	9,525,000	9,525,000
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	12-15-2034	1,925,000	1,925,000
California CDA MFHR Canyon Country Apartments Series M (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	12-1-2034	200,000	200,000
California CDA MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase & Company LOC) 144A	0.29	5-15-2018	6,750,000	6,750,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	8-1-2031	14,340,000	14,340,000
California CDA PUTTER Series 2681 (Miscellaneous Revenue, JPMorgan Chase & Company LOC) 144A	0.36	5-15-2018	7,300,000	7,300,000
California HFFA Catholic Healthcare West Series H (Health Revenue, Sumitomo Mitsui Banking LOC)	0.21	7-1-2035	2,900,000	2,900,000

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
California HFFA Catholic Healthcare West Series K (Health Revenue, Mizuho Corporate Bank LOC)	0.20%	7-1-2033	$600,000	$600,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, JPMorgan Chase & Company LOC)	0.20	11-1-2026	4,600,000	4,600,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, JPMorgan Chase & Company LOC)	0.19	11-1-2026	200,000	200,000
California RAN 2012-2013 Series A-1 JPMorgan PUTTER Series 4265 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	5-30-2013	1,250,000	1,250,000
FHLMC Series M002 Class A (Housing Revenue)	0.28	1-15-2047	4,293,733	4,293,733
FHLMC Series M008 Class A (Housing Revenue)	0.28	2-15-2035	19,262,149	19,262,150
Los Angeles County CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	12-15-2024	635,000	635,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	9-15-2024	3,850,000	3,850,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	5-15-2034	7,700,000	7,700,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.24	2-1-2038	10,600,000	10,600,000
				100,910,883

Colorado : 1.67%
Variable Rate Demand Notes ø: 1.67%
Arapahoe County CO Cottrell Printing Project (IDR, KeyBank NA LOC)	0.37	10-1-2019	2,000,000	2,000,000
Colorado HFA Series B-3 (Housing Revenue, Royal Bank of Canada SPA)	0.21	5-1-2038	19,150,000	19,150,000
				21,150,000

Delaware : 5.07%
Variable Rate Demand Notes ø: 5.07%
Clipper Tax-Exempt Certified Trust Series 2004-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	12-1-2035	1,160,000	1,160,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	6-1-2038	7,610,000	7,610,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	1-1-2036	5,575,000	5,575,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	10-1-2036	8,040,000	8,040,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	7-1-2037	4,691,000	4,691,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	9-1-2013	775,000	775,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	7-1-2036	1,827,000	1,827,000
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	5-1-2017	25,242,000	25,242,000
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	2-15-2028	2,000,000	2,000,000
Delaware Housing Authority ROC RR-II-R-1165 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ)	0.47	1-1-2016	7,340,000	7,340,000
				64,260,000

District of Columbia : 0.13%
Variable Rate Demand Note ø: 0.13%
District of Columbia Georgetown University Series B (Education Revenue, TD Bank NA LOC)	0.20	4-1-2024	1,650,000	1,650,000

2

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida : 8.68%
Other Municipal Debt : 1.47%
JEA Florida Electric System Series 2000 A (Utilities Revenue)	0.15%	5-2-2013	$4,100,000	$4,100,000
JEA Florida Electric System Series 2000 F-1 (Utilities Revenue)	0.20	5-23-2013	4,750,000	4,750,000
JEA Florida Electric System Series 2000 F-2 (Utilities Revenue)	0.20	5-8-2013	9,800,000	9,800,000
				18,650,000

Variable Rate Demand Notes ø: 7.21%
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	6-15-2034	5,470,000	5,470,000
Duval County FL HFA Mortgage Camri Green Apartments (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	11-15-2036	6,700,000	6,700,000
Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue, Royal Bank of Canada LIQ) 144A	0.24	7-25-2015	5,475,000	5,475,000
Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Miscellaneous Revenue, FNMA Insured, FNMA LIQ)	0.24	4-15-2039	6,295,000	6,295,000
Greater Orlando FL Aviation Authority Flight Safety Project Series A (Airport Revenue)	0.23	10-1-2023	9,105,000	9,105,000
Hillsborough County FL School Board Master Lease Program JPMorgan PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.19	7-1-2013	24,100,000	24,100,000
Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)	0.22	9-15-2038	1,430,000	1,430,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.24	3-1-2024	1,000,000	1,000,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.32	8-15-2035	7,060,000	7,060,000
Orange County FL HFA MFHR Marbella Pointe Series 2007-A (Housing Revenue, FHLB LOC, JPMorgan Chase & Company LIQ)	0.23	4-15-2040	7,650,000	7,650,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.32	11-15-2033	1,000,000	1,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.40	10-1-2038	16,000,000	16,000,000
				91,285,000

Georgia : 1.05%
Variable Rate Demand Notes ø: 1.05%
Atkinson & Coffee Counties GA Joint Development Authority Solid Waste Langboard Incorporated Project Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	0.26	11-1-2033	4,000,000	4,000,000
Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.24	12-15-2039	3,425,000	3,425,000
Gwinnet County GA Development Authority Ole Mexican Foods Incorporated Project (IDR, Branch Banking & Trust LOC)	0.27	5-1-2031	1,320,000	1,320,000
Metropolitan Atlanta GA Rapid Transit Authority Trust Receipts Class A (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.32	7-1-2020	4,600,000	4,600,000
				13,345,000

Illinois : 4.18%
Other Municipal Debt : 1.01%
Illinois Department of Employment Insurance Fund Series 2012-A (Miscellaneous Revenue)	2.00	6-15-2013	3,500,000	3,507,391
Illinois Educational Facilities Authority NorthShore University Health System (Miscellaneous Revenue)	0.14	6-5-2013	9,300,000	9,300,000
				12,807,391

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø: 3.17%
Chicago IL Enterprise Center Project Series IX (IDR, Bank of America NA LOC)	0.36%	6-1-2022	$3,146,000	$3,146,000
Chicago IL Enterprise Center Project Series X (IDR, LaSalle Bank NA LOC)	0.36	6-1-2022	4,300,000	4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.25	1-1-2035	4,615,000	4,615,000
Illinois Finance Authority Advocate Health Care Network Series 2011-B (Health Revenue) (i)	0.34	4-1-2051	5,000,000	5,000,000
Illinois Housing Development Authority Homeowner Mortgage Series A3 (Housing Revenue)	0.23	8-1-2035	20,000,000	20,000,000
Southwestern Illinois IDA Mattingly Lumber Project Series 2005-A (IDR, First Bank LOC)	0.37	12-1-2035	3,080,000	3,080,000
				40,141,000

Indiana : 1.99%
Variable Rate Demand Notes ø: 1.99%
Gary IN Grant Street Project (IDR, JPMorgan Chase & Company LOC)	0.30	7-1-2034	5,555,000	5,555,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.37	5-1-2016	2,850,000	2,850,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, Bank of New York Mellon LOC)	0.35	12-1-2016	725,000	725,000
Spencer County IN American Iron Oxide Company Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.42	9-1-2018	8,600,000	8,600,000
Valparaiso IN EDA Task Force Tips Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	0.30	5-1-2033	7,470,000	7,470,000
				25,200,000

Iowa : 1.55%
Variable Rate Demand Notes ø: 1.55%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project Series 2012 (IDR)	0.17	12-1-2050	15,000,000	15,000,000
Iowa HFA SFHR Series N (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.22	1-1-2039	4,230,000	4,230,000
Scott County IA Nichols Aluminum Recycling Project (Resource Recovery Revenue, U.S. Bank NA LOC)	0.94	6-1-2014	400,000	400,000
				19,630,000

Kansas : 0.16%
Variable Rate Demand Note ø: 0.16%
Nemaha County KS Midwest AG Services LLC Project (IDR, CoBank ACB LOC)	0.26	11-1-2020	2,070,000	2,070,000

Kentucky : 0.57%
Other Municipal Debt : 0.21%
Kentucky Rural Water Finance Corporation Public Project Series 2012-D-1 (Miscellaneous Revenue)	1.00	10-1-2013	2,700,000	2,707,680

Variable Rate Demand Note ø: 0.36%
Hopkins County KY Industrial Building J-Lok Corporation Project Series 2007 (IDR, PNC Bank NA LOC)	0.26	10-1-2017	4,500,000	4,500,000

Louisiana : 1.67%
Variable Rate Demand Notes ø: 1.67%
Ascension Parish LA BASF Corporation Project (IDR)	0.37	3-1-2025	7,900,000	7,900,000
Ascension Parish LA BASF Corporation Project (IDR)	0.37	12-1-2028	1,200,000	1,200,000

4

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Lake Charles LA Harbor & Terminal District Lake Charles Clean Energy LLC Project Series 2012 (IDR)	0.19%	12-1-2042	$11,100,000	$11,100,000
Louisiana Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-31 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.22	5-1-2034	1,000,000	1,000,000
				21,200,000

Maryland : 0.08%
Variable Rate Demand Note ø: 0.08%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005-A (Education Revenue)	0.27	12-3-2035	970,000	970,000

Massachusetts : 0.12%
Variable Rate Demand Note ø: 0.12%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.37	6-1-2018	1,500,000	1,500,000

Michigan : 5.51%
Other Municipal Debt : 0.50%
Michigan Finance Authority Series 2012-B-1 (Miscellaneous Revenue)	2.00	8-20-2013	6,300,000	6,331,173

Variable Rate Demand Notes ø: 5.01%
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.26	9-1-2026	20,000,000	20,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.31	11-15-2049	5,200,000	5,200,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.31	11-15-2049	6,500,000	6,500,000
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.22	6-1-2020	2,000,000	2,000,000
Michigan Housing Development Authority AMT Series C (Housing Revenue, JPMorgan Chase & Company SPA)	0.26	4-1-2042	12,030,000	12,030,000
Michigan Housing Development Authority AMT Series C (Housing Revenue, JPMorgan Chase & Company SPA)	0.26	10-1-2042	17,755,000	17,755,000
				63,485,000

Minnesota : 3.45%
Other Municipal Debt : 0.09%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2013 (Water & Sewer Revenue)	1.00	2-1-2014	1,100,000	1,105,790

Variable Rate Demand Notes ø: 3.36%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.25	1-15-2038	15,865,000	15,865,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	8-15-2038	750,000	750,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.19	5-1-2026	981,000	981,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, U.S. Bank NA LOC)	0.37	12-1-2048	300,000	300,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.37	2-1-2027	1,450,000	1,450,000

5

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Minnesota Bond Securitization Trust Certificate Series S2 (Housing Revenue, PNC Bank NA LOC)	0.37%	11-1-2028	$2,885,000	$2,885,000
Minnesota HFA Residential Housing Finance Series C (Housing Revenue, FHLB SPA)	0.22	7-1-2036	11,700,000	11,700,000
Minnesota HFA Residential Housing Finance Series C (Housing Revenue, FHLB LIQ)	0.22	7-1-2048	6,000,000	6,000,000
Plymouth MN At The Lake Apartments Project (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.25	8-1-2034	1,900,000	1,900,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.25	6-1-2032	700,000	700,000
				42,531,000

Missouri : 1.56%
Variable Rate Demand Notes ø: 1.56%
Greene County MO Strasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.29	8-1-2038	2,160,000	2,160,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.19	4-1-2027	4,700,000	4,700,000
Missouri Development Finance Board Various Ewing Marion Kauffman Foundation Project Series 2007-A (Miscellaneous Revenue)	0.19	6-1-2037	3,475,000	3,475,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue) 144A	0.26	12-1-2036	7,835,000	7,835,000
Missouri Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	3-1-2038	1,629,000	1,629,000
				19,799,000

Montana : 0.35%
Variable Rate Demand Note ø: 0.35%
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.34	12-1-2036	4,375,000	4,375,000

Nebraska : 0.49%
Variable Rate Demand Note ø: 0.49%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.19	9-1-2031	6,190,000	6,190,000

Nevada : 0.91%
Variable Rate Demand Notes ø: 0.91%
Nevada Housing Development Authority MFHR Vintage at Laughlin Apartments Project (Housing Revenue, East West Bank LOC, FHLB SPA)	0.21	4-15-2041	11,000,000	11,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.18	6-1-2042	500,000	500,000
				11,500,000

New Hampshire : 1.18%
Variable Rate Demand Notes ø: 1.18%
Clipper Tax-Exempt Certified Trust Series 2005-03 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.34	1-1-2036	9,950,000	9,950,000
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue) 144A	0.22	6-1-2039	139	139

6

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.32%	10-1-2017	$4,950,000	$4,950,000
				14,900,139

New Jersey : 2.21%
Variable Rate Demand Notes ø: 2.21%
New Jersey EDA National Gas Company Series C (Utilities Revenue)	0.19	8-1-2041	17,900,000	17,900,000
New Jersey EDA Natural Gas Company Series A (Utilities Revenue)	0.17	9-1-2027	3,345,000	3,345,000
New Jersey EDA School Facilities Construction Series I Deutsche Bank Spears Series DBE-1151 (Transportation Revenue, Deutsche Bank A.G. LIQ) 144A	0.27	9-1-2025	2,810,000	2,810,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Series DBE-1143X (Miscellaneous Revenue) 144A	0.29	3-1-2029	1,400,000	1,400,000
New Jersey Turnpike Authority Series 2013A Deutsche Bank Spears Series DBE-1153X (Transportation Revenue, Deutsche Bank A.G. LIQ) 144A	0.27	1-1-2038	2,500,000	2,500,000
				27,955,000

New York : 4.01%
Other Municipal Debt : 0.33%
Metropolitan Transportation Authority New York BAN Series 2 Sub Series A (Transportation Revenue)	0.18	7-10-2013	4,225,000	4,225,000

Variable Rate Demand Notes ø: 3.68%
Clipper Tax-Exempt Certified Trust Series 2009-85 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	0.37	9-1-2034	100,000	100,000
New York Dormitory Authority Series 14 Clipper Tax-Exempt Certificate Trust Series 2009-45 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	7-1-2025	3,000,000	3,000,000
New York HFA Prospect Plaza Apartments Series A (Housing Revenue, Citibank NA LOC)	0.26	11-1-2039	5,275,000	5,275,000
New York HFA Rip Van Winkle House Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.27	11-1-2034	7,000,000	7,000,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.42	5-1-2038	6,810,000	6,810,000
New York Liberty Development Corporation World Trade Center Project Series 2010-A-1 (IDR)	0.25	12-1-2050	6,000,000	6,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.37	10-1-2031	4,485,000	4,485,000
New York Mortgage Agency Homeowner Series 71 ROC RR-II-R-11706 (Housing Revenue, Citibank NA LIQ) 144A	0.37	10-1-2024	260,000	260,000
New York NY DRIVER Trust Series 3381 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.28	10-1-2023	2,090,000	2,090,000
New York NY Housing Development Corporation MFHR Series C (Housing Revenue)	0.22	5-1-2045	1,000,000	1,000,000
New York NY Housing Development Corporation MFHR Series H-2 (Housing Revenue)	0.25	5-1-2041	2,150,000	2,150,000
New York NY Municipal Water Finance Authority Residual Interest Bond Trust 2013 Series-3WX (Water & Sewer Revenue, Barclays Bank plc LIQ)) 144A	0.22	6-15-2047	2,300,000	2,300,000
Riverhead NY IDA Central Suffolk Hospital Project Series 2006-C (Hospital Revenue)	0.25	7-1-2017	1,945,000	1,945,000
Riverhead NY IDR Central Suffolk Hospital Project Series A (Health Revenue)	0.25	7-1-2031	2,140,000	2,140,000

7

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Riverhead NY IDR Central Suffolk Hospital Project Series B (Health Revenue)	0.25%	7-1-2031	$2,015,000	$2,015,000
				46,570,000

North Carolina : 1.04%
Variable Rate Demand Notes ø: 1.04%
North Carolina Housing Finance Agency Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.24	7-1-2032	6,305,000	6,305,000
Raleigh-Durham NC Airport Authority JPMorgan PUTTER/DRIVER Trust Series 2012 (Airport Revenue, BHAC/FGIC Insured, JPMorgan Chase & Company LIQ)	0.27	5-1-2015	6,850,000	6,850,000
				13,155,000

North Dakota : 3.38%
Other Municipal Debt : 0.84%
Mercer County ND PCR Basin Electric Power Cooperative Series 2009-1 (Utilities Revenue)	0.22	5-8-2013	8,600,000	8,600,000
North Dakota Water Finance Corporation Public Projects Construction Series B-1 (Miscellaneous Revenue)	0.37	7-1-2013	2,000,000	2,000,000
				10,600,000

Variable Rate Demand Notes ø: 2.54%
Mandan ND IDA Cloverdale Foods Company Project (IDR, BNC National Bank LOC)	0.41	12-1-2022	2,090,000	2,090,000
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.24	7-1-2024	10,100,000	10,100,000
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.24	1-1-2036	3,140,000	3,140,000
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.24	7-1-2037	7,195,000	7,195,000
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank ACB LOC)	0.23	11-1-2028	3,000,000	3,000,000
Trail County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank ACB LOC)	0.26	9-1-2019	6,700,000	6,700,000
				32,225,000

Ohio : 2.88%
Variable Rate Demand Notes ø: 2.88%
Deutsche Bank Spears/Lifers Series 2013 DBE-1151 (Education Revenue) 144A	0.27	12-1-2043	2,000,000	2,000,000
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank ACB LOC)	0.27	9-1-2037	34,500,000	34,500,000
				36,500,000

Other : 3.30%
Variable Rate Demand Notes ø: 3.30%
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	1-1-2038	9,245,000	9,245,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC Insured)	0.26	1-15-2047	986,000	986,000
FHLMC MFHR Series M021 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.26	6-15-2036	10,000,000	10,000,000

8

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
FHLMC Multi-Class Mortgage Certificates (Housing Revenue)	0.28%	8-15-2045	$21,565,306	$21,565,306
				41,796,306

Pennsylvania : 2.70%
Variable Rate Demand Notes ø: 2.70%
Allegheny County PA IDA United Jewish Federation Project Series 1996-A (Health Revenue, PNC Bank NA LOC)	0.24	10-1-2026	2,877,000	2,877,000
Beaver County PA IDA Daily Corporation Project (IDR)	0.37	9-1-2032	2,000,000	2,000,000
Butler County PA IDA Mine Safety Appliances Series B (Miscellaneous Revenue, Virginia State LOC)	0.33	5-1-2022	1,000,000	1,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.22	12-1-2041	100,000	100,000
Clipper Tax-Exempt Certificate Trust Series 2009-32 Certificate Partner (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	1-1-2018	2,400,000	2,400,000
Franconia Township PA IDA Ashers Chocolate Project Series A (IDR, Commerce Bank NA LOC)	0.39	5-1-2017	985,000	985,000
Pennsylvania EDFA Fitzpatrick Container Company Project (IDR, PNC Bank NA LOC)	0.29	12-1-2023	1,400,000	1,400,000
Pennsylvania EDFA Ganflec Corporation Project Series E (IDR, PNC Bank NA LOC)	0.31	11-1-2019	1,900,000	1,900,000
Pennsylvania EDFA Series B1 (IDR, PNC Bank NA LOC)	0.34	5-1-2015	100,000	100,000
Pennsylvania EDFA Series B2 (IDR, PNC Bank NA LOC)	0.34	8-1-2014	200,000	200,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.29	12-1-2025	2,000,000	2,000,000
Pennsylvania EDFA Series J1 (IDR, PNC Bank NA LOC)	0.34	5-1-2015	200,000	200,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program University of Scranton Project Series 1999 E-3 (Education Revenue, PNC Bank NA LOC)	0.24	11-1-2014	4,150,000	4,150,000
Pennsylvania Public School Building Authority The School District of Philadelphia Project Series 2003 Series 1479 (Education Revenue, FSA State Aid Withholding, Credit Suisse Bank LIQ)	0.39	6-1-2028	4,700,000	4,700,000
Pennsylvania Turnpike Commission Series 2011-C-1 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.22	12-1-2038	2,500,000	2,500,000
Philadelphia PA IDA 1100 Walnut Street Project (Health Revenue, PNC Bank NA LOC)	0.23	12-1-2014	450,000	450,000
Upper Saint Clair Township PA Series 2008 (GO, AGM Insured, PNC Bank NA SPA)	0.32	6-1-2038	7,275,000	7,275,000
				34,237,000

Rhode Island : 0.22%
Variable Rate Demand Note ø: 0.22%
Narragansett Bay RI Commission Wastewater System RBC Muni Products Incorporated Trust Certificates Series 2013 0-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.27	9-1-2020	2,800,000	2,800,000

South Carolina : 1.45%
Other Municipal Debt : 1.21%
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation North Carolina Electric Membership Corporation Project Series 2000 B-1 (Utilities Revenue)	0.30	6-3-2013	4,800,000	4,800,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation North Carolina Electric Membership Corporation Project Series 2000 B-2 (Utilities Revenue)	0.30	6-3-2013	9,600,000	9,600,000

9

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation North Carolina Electric Membership Corporation Project Series 2000 B-3 (Utilities Revenue)	0.30%	6-3-2013	$1,000,000	$1,000,000
				15,400,000

Variable Rate Demand Note ø: 0.24%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue) 144A	0.27	11-1-2029	3,000,000	3,000,000

South Dakota : 2.57%
Variable Rate Demand Notes ø: 2.57%
Grant County SD Mill Valley LLC Project (Solid Waste Revenue, Farm Credit Services America LOC)	0.26	7-1-2037	1,600,000	1,600,000
South Dakota Housing Development Authority Homeownership Mortgage Series F (Housing Revenue, FHLB SPA)	0.23	5-1-2039	29,000,000	29,000,000
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.22	5-1-2037	2,000,000	2,000,000
				32,600,000

Texas : 16.25%
Other Municipal Debt : 2.33%
Texas PFA Commercial Paper Notes Series 2002-B (Miscellaneous Revenue)	0.14	5-6-2013	6,500,000	6,500,000
Texas PFA Commercial Paper Notes Series 2003 (Miscellaneous Revenue)	0.14	5-7-2013	4,890,000	4,890,000
Texas TRAN Series 2012 (Miscellaneous Revenue)	2.50	8-30-2013	18,000,000	18,135,872
				29,525,872

Variable Rate Demand Notes ø: 13.92%
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificate Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	10-1-2018	1,460,000	1,460,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (IDR, CoBank ACB LOC)	0.23	3-1-2032	2,415,000	2,415,000
Gulf Coast TX Waste Disposal Authority American Acryl LP Project (Resource Recovery Revenue, Bank of Tokyo-Mitsubishi LOC)	0.26	5-1-2038	14,000,000	14,000,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2002 (Resource Recovery Revenue)	0.18	3-1-2023	10,800,000	10,800,000
Houston TX Water & Sewer System Revenue Series 2001-B P-PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA SPA)	0.28	12-1-2023	3,600,000	3,600,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (IDR)	0.37	5-1-2033	7,900,000	7,900,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (IDR)	0.37	4-1-2037	15,000,000	15,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (IDR)	0.24	3-1-2042	31,500,000	31,500,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2009 Sub Series 2009A (Resource Recovery Revenue)	0.17	12-1-2039	3,200,000	3,200,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010B (Resource Recovery Revenue)	0.17	4-1-2040	2,900,000	2,900,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.24	1-1-2030	3,500,000	3,500,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.24	4-1-2028	14,000,000	14,000,000

10

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2005 (Resource Recovery Revenue)	0.24%	1-1-2030	$15,000,000	$15,000,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (IDR)	0.24	4-1-2027	3,000,000	3,000,000
San Antonio TX Education Facilities Corporation St. Anthony Catholic High School (Education Revenue, JPMorgan Chase & Company LOC)	0.24	12-1-2023	1,610,000	1,610,000
Texas Department of Housing & Community Affairs SFHR Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured, Texas State Comptroller of Public Accounts SPA)	0.24	9-1-2038	29,225,000	29,225,000
Texas Municipal Gas Acquisition & Supply Corporation Series D Morgan Stanley Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.52	12-15-2026	16,556,749	16,556,749
Texas Transportation Commission Highway Improvement Series 2012-A Morgan Stanley Series 2008-3312 (GO, Credit Suisse Bank LOC) 144A	0.22	4-1-2020	615,000	615,000
				176,281,749

Vermont : 0.77%
Variable Rate Demand Notes ø: 0.77%
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.30	5-1-2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.30	11-1-2037	5,500,000	5,500,000
				9,700,000

Virginia : 3.14%
Variable Rate Demand Notes ø: 3.14%
Chesterfield County VA IDA Super Radiator Coils Project Series A (IDR, Marshall & Ilsley Bank LOC)	0.28	4-1-2026	2,800,000	2,800,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.30	5-15-2042	6,935,000	6,935,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC Insured)	0.26	11-15-2036	24,134,000	24,134,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.34	11-1-2034	5,875,000	5,875,000
				39,744,000

Washington : 0.55%
Variable Rate Demand Notes ø: 0.55%
Washington Housing Finance Commission Deer Run West Apartment Project A (Housing Revenue, Mizuho Corporate Bank LOC)	0.28	6-15-2037	5,200,000	5,200,000
Washington Municipal Securities Trust Receipts Series 1996 SGB-13 (GO, Societe Generale LIQ)	0.28	5-1-2018	1,800,000	1,800,000
				7,000,000

West Virginia : 0.53%
Variable Rate Demand Notes ø: 0.53%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank ACB LOC)	0.26	10-1-2017	4,000,000	4,000,000
West Virginia EDA Collins Hardwood Company LLC (IDR, American AGCredit LOC)	0.26	10-1-2031	2,700,000	2,700,000
				6,700,000

11

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin : 0.75%
Other Municipal Debt : 0.12%
Wisconsin Rural Water Construction Loan Program BAN Series 2012 (Water & Sewer Revenue)		1.00%	10-1-2013	$1,500,000	$1,504,201

Variable Rate Demand Notes ø: 0.63%
Menomonee Falls WI Mero Structures Incorporated Project (IDR, U.S. Bank NA LOC)		0.26	9-1-2021	1,310,000	1,310,000
West Bend WI Bestech Tool Corporation Project Series A (IDR, U.S. Bank NA LOC)		0.94	9-1-2019	720,000	720,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 1 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)		0.22	5-1-2020	5,000,000	5,000,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 1 2009-6 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)		0.22	5-1-2013	1,000,000	1,000,000
					8,030,000

Wyoming : 2.01%
Variable Rate Demand Note ø: 2.01%
Platte County WY PCR Tri-State Generation and Transmission Association Series A (IDR)		0.20	7-1-2014	25,400,000	25,400,000

Total Municipal Obligations (Cost $1,254,897,443)					1,254,897,443

Total investments in securities (Cost $1,254,897,443)*	99.08%				1,254,897,443
Other assets and liabilities, net	0.92				11,654,302

Total net assets	100.00%				$1,266,551,745

Ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
§	These securities are subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

12

Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.64%
Alabama : 0.53%
Variable Rate Demand Notes ø: 0.53%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR)	0.37%	8-1-2041	$2,600,000	$2,600,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (IDR, Whitney National Bank LOC)	0.27	8-1-2031	1,950,000	1,950,000
				4,550,000

Alaska : 0.35%
Variable Rate Demand Note ø: 0.35%
Alaska Student Loan Corporation Series B-1 (Education Revenue, State Street Bank & Trust Company LOC, Guaranteed Student Loans)	0.37	12-1-2043	3,000,000	3,000,000

Arizona : 1.33%
Variable Rate Demand Notes ø: 1.33%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.28	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.26	8-1-2026	2,500,000	2,500,000
Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (IDR, PNC Bank NA LOC)	0.29	10-1-2026	2,760,000	2,760,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.26	8-1-2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Rio Bravo Dairy Farm LLC Series 2002 (IDR, Farm Credit Services America LOC)	0.26	5-1-2027	1,250,000	1,250,000
				11,360,000

California : 5.53%
Other Municipal Debt : 1.26%
California School Cash Reserve Program Authority Series 2013-X (Miscellaneous Revenue)	2.00	10-1-2013	1,000,000	1,007,565
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 2003-A-1 (Tobacco Revenue) §	6.75	6-1-2039	1,700,000	1,709,463
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	11-29-2013	1,000,000	1,009,074
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-3 (Miscellaneous Revenue)	2.00	11-29-2013	1,000,000	1,009,364
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-6 (Miscellaneous Revenue)	2.00	12-31-2013	1,000,000	1,011,650
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-8 (Miscellaneous Revenue)	2.00	1-31-2014	3,000,000	3,036,770
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-9 (Miscellaneous Revenue)	2.00	1-31-2014	1,900,000	1,922,125
				10,706,011

Variable Rate Demand Notes ø: 4.27%
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.22	11-1-2040	9,310,000	9,310,000
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	10-15-2030	2,200,000	2,200,000
California HFFA Catholic Healthcare West Series H (Health Revenue, Sumitomo Mitsui Banking LOC)	0.21	7-1-2035	500,000	500,000

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
California HFFA St. Joseph Health System Series B (Health Revenue, U.S. Bank NA LOC)	0.16%	7-1-2041	$5,000,000	$5,000,000
California PCFA Pacific Gas & Electric Series C (Utilities Revenue, JPMorgan Chase & Company LOC)	0.19	11-1-2026	200,000	200,000
Los Angeles CA Unified School District 2012-2013 TRAN Series B JPMorgan PUTTER Series 4289 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	11-28-2013	10,100,000	10,100,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	5-15-2034	2,300,000	2,300,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.23	6-1-2036	4,230,000	4,230,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.27	9-15-2032	2,500,000	2,500,000
				36,340,000

Colorado : 1.24%
Variable Rate Demand Notes ø: 1.24%
Colorado HFA Ready Foods Incorporated Project Series A (IDR, U.S. Bank NA LOC)	0.27	1-1-2032	3,495,000	3,495,000
Colorado HFA Series B-3 (Housing Revenue, Royal Bank of Canada SPA)	0.21	5-1-2038	850,000	850,000
Colorado HFA Worldwest LLP Project Series 1999-A (IDR, UMB Bank Colorado LOC) 144A	0.56	9-1-2023	3,095,000	3,095,000
Denver CO City & County Western Stock Show Project (IDR, U.S. Bank NA LOC)	0.23	7-1-2029	1,710,000	1,710,000
Town of Hudson CO Series A (IDR, U.S. Bank NA LOC)	0.36	11-1-2020	1,375,000	1,375,000
				10,525,000

District of Columbia : 0.44%
Variable Rate Demand Note ø: 0.44%
Metropolitan Washington DC Airport Authority Series 2855 (Airport Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.32	10-1-2014	3,755,000	3,755,000

Florida : 7.70%
Other Municipal Debt : 1.38%
JEA Florida Electric System Series 2000 F-1 (Utilities Revenue)	0.20	5-23-2013	3,000,000	3,000,000
JEA Florida Electric System Series 2000 F-2 (Utilities Revenue)	0.20	5-8-2013	6,400,000	6,400,000
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.15	5-2-2013	2,300,000	2,300,000
				11,700,000

Variable Rate Demand Notes ø: 6.32%
Alachua County FL Florida Rock Project (IDR, Bank of America NA LOC)	0.47	11-1-2022	1,850,000	1,850,000
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	6-15-2034	1,825,000	1,825,000
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	12-15-2041	1,760,000	1,760,000
Greater Orlando FL Aviation Authority Flight Safety International Project Series A (Airport Revenue)	0.23	10-1-2023	2,800,000	2,800,000
Greater Orlando FL Aviation Authority Flight Safety International Project Series A (Airport Revenue)	0.23	10-1-2035	6,380,000	6,380,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012-I-1 (Health Revenue)	0.20	11-15-2026	2,800,000	2,800,000
Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)	0.22	9-15-2038	1,190,000	1,190,000

2

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.28%	9-1-2015	$1,940,000	$1,940,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.28	9-1-2015	1,850,000	1,850,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.24	3-1-2024	10,000,000	10,000,000
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.32	5-15-2038	6,730,000	6,730,000
Sarasota County FL Planned Parenthood Incorporated Project (Health Revenue, Harris NA LOC)	0.27	10-1-2041	1,700,000	1,700,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.32	11-15-2033	3,000,000	3,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.40	10-1-2038	10,000,000	10,000,000
				53,825,000

Georgia : 2.33%
Variable Rate Demand Notes ø: 2.33%
Atkinson & Coffee Counties GA Joint Development Authority Solid Waste Langboard Incorporated Project Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	0.26	11-1-2033	12,800,000	12,800,000
Carroll County GA Development Authority Royal Metal Products Incorporated Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.32	1-18-2027	2,250,000	2,250,000
Metropolitan Atlanta Rapid Transportation Authority Sales Tax Series P (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.32	7-1-2020	3,005,000	3,005,000
Richmond County GA Development Authority MCG Health Incorporated Project Series B (Health Revenue, Branch Banking & Trust LOC)	0.21	7-1-2037	1,755,000	1,755,000
				19,810,000

Illinois : 4.16%
Other Municipal Debt : 0.59%
Illinois Educational Facilities Authority NorthShore University Health System (Miscellaneous Revenue)	0.14	6-5-2013	5,000,000	5,000,000

Variable Rate Demand Notes ø: 3.57%
Chicago IL Enterprise Zone Gardner Gibson Project (IDR, Harris NA LOC)	0.28	7-1-2033	2,810,000	2,810,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.25	1-1-2035	14,400,000	14,400,000
East Peoria IL Commercial Development Kroger Company Project Series 2003 (IDR, Bank of Nova Scotia LOC)	0.29	12-1-2013	3,125,000	3,125,000
Illinois Development Finance Authority MCL Incorporated Project (IDR, GE Capital Corporation LOC)	0.46	6-1-2017	1,575,000	1,575,000
Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase & Company LOC)	0.46	12-1-2018	425,000	425,000
Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase & Company LOC)	0.46	12-1-2018	340,000	340,000
Lake County IL Brown Paper Goods Project (IDR, JPMorgan Chase & Company LOC)	0.66	10-1-2021	915,000	915,000
Lake County IL Northpoint Association (IDR, Northern Trust Company LOC)	0.26	7-1-2029	2,600,000	2,600,000
Metropolitan Pier & Exposition Authority Illinois McCormack Expansion Project Series 2010-B-2 (Port Authority Revenue, Morgan Stanley Bank LIQ) 144A	0.25	6-15-2050	2,400,000	2,400,000

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (IDR, Bank of America NA LOC)	0.51%	12-1-2014	$1,850,000	$1,850,000
				30,440,000

Indiana : 1.00%
Variable Rate Demand Notes ø: 1.00%
Indiana Development Finance Authority Shelby Gravel Incorporated Project (IDR, PNC Bank NA LOC)	0.31	10-1-2017	1,235,000	1,235,000
Indiana HFFA Fayette Memorial Hospital Association Series A (Health Revenue, U.S. Bank NA LOC)	0.19	10-1-2032	920,000	920,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.24	3-1-2041	1,470,000	1,470,000
St. Joseph County IN Midcorr Land Development LLC Project (IDR, PNC Bank NA LOC)	0.31	10-1-2023	2,225,000	2,225,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (IDR, JPMorgan Chase & Company LOC)	0.46	9-1-2028	2,700,000	2,700,000
				8,550,000

Iowa : 2.04%
Variable Rate Demand Notes ø: 2.04%
Iowa Finance Authority Interwest Project Series 2001 (IDR, CoBank ACB LOC)	0.26	11-1-2016	1,360,000	1,360,000
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (IDR)	0.24	6-1-2039	6,000,000	6,000,000
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project Series 2012 (IDR)	0.17	12-1-2050	8,000,000	8,000,000
Iowa Finance Authority Powerfilm Incorporated Project (IDR, Bank of America NA LOC)	0.36	6-1-2028	1,405,000	1,405,000
Iowa Higher Education Loan Authority University of Dubuque (Education Revenue, Northern Trust Company LOC)	0.19	4-1-2035	600,000	600,000
				17,365,000

Kansas : 0.46%
Variable Rate Demand Notes ø: 0.46%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (IDR, U.S. Bank NA LOC)	0.23	6-1-2020	825,000	825,000
Olathe KS Integral Senior Living LLC Project (IDR, U.S. Bank NA LOC)	0.32	8-1-2027	3,090,000	3,090,000
				3,915,000

Kentucky : 0.99%
Other Municipal Debt : 0.15%
Kentucky Rural Water Finance Corporation Public Project Series 2012-D-1 (Miscellaneous Revenue)	1.00	10-1-2013	1,300,000	1,303,698

Variable Rate Demand Notes ø: 0.84%
Bardstown KY Industrial Building Linpac Materials Handling Project (IDR, U.S. Bank NA LOC)	0.29	10-1-2019	2,480,000	2,480,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (IDR, Stock Yards Bank & Trust LOC)	0.31	9-1-2022	2,250,000	2,250,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.26	3-1-2021	1,450,000	1,450,000
Montgomery County KY Industrial Building Facilities Fineblanking Corporation Project Series 1996 (IDR, Bank of America NA LOC)	0.36	8-1-2015	930,000	930,000
				7,110,000

4

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana : 2.20%
Variable Rate Demand Notes ø: 2.20%
Lake Charles LA Harbor & Terminal District Lake Charles Clean Energy LLC Project Series 2012 (IDR)	0.19%	12-1-2042	$5,800,000	$5,800,000
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.27	3-1-2043	7,910,000	7,910,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (IDR)	0.42	12-1-2036	4,000,000	4,000,000
Louisiana Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-31 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.22	5-1-2034	1,000,000	1,000,000
				18,710,000

Michigan : 3.73%
Other Municipal Debt : 0.20%
Michigan Finance Authority Series 2012-B-1 (Miscellaneous Revenue)	2.00	8-20-2013	1,700,000	1,708,586

Variable Rate Demand Notes ø: 3.53%
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, Harris NA LOC)	0.18	6-1-2034	800,000	800,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.26	9-1-2026	20,495,000	20,495,000
Michigan Hospital Finance Authority Ascension Health Group Series 2010-8 (Health Revenue) (i)	0.31	11-15-2049	7,100,000	7,100,000
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.22	6-1-2020	1,000,000	1,000,000
Michigan Strategic Fund Fitz Land LLC Project (IDR, PNC Bank NA LOC)	0.31	8-1-2025	680,000	680,000
				30,075,000

Minnesota : 4.20%
Other Municipal Debt : 0.12%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2013 (Water & Sewer Revenue)	1.00	2-1-2014	1,000,000	1,005,264

Variable Rate Demand Notes ø: 4.08%
Becker MN Plymouth Foam Incorporated Project (IDR, U.S. Bank NA LOC)	0.44	5-1-2019	1,335,000	1,335,000
Bloomington MN Refunding Bond MFHR Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured, FNMA LIQ) and	0.25	7-15-2032	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.25	6-15-2038	2,755,000	2,755,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.25	1-15-2038	1,000,000	1,000,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	8-15-2038	400,000	400,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	4-15-2035	2,800,000	2,800,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.25	6-15-2038	3,645,000	3,645,000
Minneapolis MN CDA C&G Partners Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.22	12-1-2015	160,000	160,000
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.19	8-1-2036	890,000	890,000

5

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Minneapolis MN MFHR Stone Arch Apartments (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22%	4-15-2035	$3,600,000	$3,600,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.19	5-1-2026	568,000	568,000
Minnesota Agriculture & EDA Como Partnership Project Series 1996 (IDR, U.S. Bank NA LOC)	0.36	5-1-2016	690,000	690,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.37	12-1-2048	7,945,000	7,945,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.37	2-1-2027	1,405,000	1,405,000
Minnesota HFA Residential Housing Finance Series C (Housing Revenue, FHLB SPA)	0.22	7-1-2036	300,000	300,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.25	6-1-2032	2,140,000	2,140,000
				34,723,000

Mississippi : 1.70%
Variable Rate Demand Note ø: 1.70%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	2-1-2016	14,500,000	14,500,000

Missouri : 1.62%
Variable Rate Demand Notes ø: 1.62%
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 1997-A (Miscellaneous Revenue)	0.19	4-1-2027	2,495,000	2,495,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue) 144A	0.26	12-1-2036	4,400,000	4,400,000
Missouri Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	3-1-2038	1,000,000	1,000,000
St. Charles County MO IDA Craftsmen Industries Project Series 1998-A (IDR, U.S. Bank NA LOC)	0.34	12-1-2019	4,170,000	4,170,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (IDR, U.S. Bank NA LOC)	0.39	4-1-2026	1,765,000	1,765,000
				13,830,000

Nebraska : 0.51%
Variable Rate Demand Note ø: 0.51%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.19	9-1-2031	4,310,000	4,310,000
Nevada : 0.72%
Variable Rate Demand Notes ø: 0.72%
Nevada Housing Division Vista Creek Apartments (Housing Revenue, East West Bank LOC)	0.21	4-15-2041	3,000,000	3,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.18	6-1-2042	3,100,000	3,100,000
				6,100,000

New Jersey : 2.85%
Variable Rate Demand Notes ø: 2.85%
New Jersey EDA National Gas Company Series C (Utilities Revenue)	0.19	8-1-2041	11,200,000	11,200,000
New Jersey EDA School Facilities Construction Series I Deutsche Bank Spears Series DBE-1151 (Transportation Revenue, Deutsche Bank A.G. LIQ) 144A	0.27	9-1-2025	1,500,000	1,500,000

6

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Series DBE-1143X (Miscellaneous Revenue) 144A	0.29%	3-1-2029	$700,000	$700,000
New Jersey TTFA PUTTER Series 70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.22	12-15-2023	9,350,000	9,350,000
New Jersey Turnpike Authority Series 2013A Deutsche Bank Spears Series DBE-1153X (Transportation Revenue, Deutsche Bank A.G. LIQ) 144A	0.27	1-1-2038	1,500,000	1,500,000
				24,250,000

New Mexico : 0.91%
Variable Rate Demand Note ø: 0.91%
New Mexico Educational Assistance Foundation (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans)	0.24	4-1-2034	7,735,000	7,735,000

New York : 6.30%
Other Municipal Debt : 0.26%
Metropolitan Transportation Authority New York BAN Series 2 Sub Series A (Transportation Revenue)	0.18	7-10-2013	2,200,000	2,200,000

Variable Rate Demand Notes ø: 6.04%
Long Island Power Authority New York Series 2004-A PUTTER (Utilities Revenue, BHAC/AGM/Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.18	3-1-2014	6,200,000	6,200,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.25	11-15-2026	1,700,000	1,700,000
New York Dormitory Authority Series 14 Clipper Tax-Exempt Certificate Trust Series 2009-45 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	7-1-2025	16,220,000	16,220,000
New York HFA Prospect Plaza Apartments Series A (Housing Revenue, Citibank NA LOC)	0.26	11-1-2039	2,725,000	2,725,000
New York HFA Rip Van Winkle House Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.27	11-1-2034	3,700,000	3,700,000
New York Liberty Development Corporation World Trade Center Project Series 2010-A-1 (IDR)	0.25	12-1-2050	3,000,000	3,000,000
New York Mortgage Agency Series 106 ROC RR-II-R-11708 (Housing Revenue, Citibank NA LIQ) 144A	0.37	10-1-2028	6,340,000	6,340,000
New York NY Housing Development Corporation MFHR Series C (Housing Revenue)	0.22	5-1-2045	500,000	500,000
New York NY Housing Development Corporation MFHR Series H-2 (Housing Revenue)	0.25	5-1-2041	1,000,000	1,000,000
New York NY Housing Development Corporation Renaissance LLC Series A (Housing Revenue, FHLMC LIQ)	0.22	6-1-2037	6,500,000	6,500,000
New York NY Municipal Water Finance Authority Trust 2013 Series-3WX (Water & Sewer Revenue, Barclays Bank plc LIQ) 144A	0.22	6-15-2047	1,200,000	1,200,000
Riverhead NY IDR Central Suffolk Hospital Project Series A (Health Revenue)	0.25	7-1-2031	1,360,000	1,360,000
Riverhead NY IDR Central Suffolk Hospital Project Series B (Health Revenue)	0.25	7-1-2031	1,000,000	1,000,000
				51,445,000

North Carolina : 2.10%
Variable Rate Demand Notes ø: 2.10%
North Carolina Housing Finance Agency Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.24	7-1-2032	7,600,000	7,600,000

7

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Raleigh-Durham NC Airport Authority JPMorgan PUTTER/DRIVER Trust Series 2012 (Airport Revenue, BHAC/FGIC Insured, JPMorgan Chase & Company LIQ)	0.27%	5-1-2015	$7,590,000	$7,590,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.32	12-1-2026	2,650,000	2,650,000
				17,840,000

North Dakota : 4.49%
Other Municipal Debt : 0.77%
Mercer County ND PCR Basin Electric Power Cooperative Series 2009-1 (Utilities Revenue)	0.22	5-8-2013	5,600,000	5,600,000
North Dakota Water Finance Corporation Public Projects Construction Series B-1 (Miscellaneous Revenue)	0.37	7-1-2013	1,000,000	1,000,000
				6,600,000

Variable Rate Demand Notes ø: 3.72%
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.24	7-1-2024	3,000,000	3,000,000
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.24	1-1-2036	1,285,000	1,285,000
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.24	7-1-2037	2,995,000	2,995,000
North Dakota HFA Home Mortgage Finance Program Series B (Housing Revenue, FHLB SPA)	0.21	1-1-2030	1,430,000	1,430,000
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank ACB LOC)	0.23	11-1-2028	2,315,000	2,315,000
Traill County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank ACB LOC)	0.26	9-1-2017	20,630,000	20,630,000
				31,655,000

Ohio : 3.01%
Variable Rate Demand Notes ø: 3.01%
Allen County OH Catholic Health Partners Series 2012-B (Health Revenue)	0.22	5-1-2036	2,700,000	2,700,000
Deutsche Bank Spears/Lifers Series 2013 DBE-1151 (Education Revenue) 144A	0.27	12-1-2043	1,100,000	1,100,000
Franklin County OH Lifeline Shelter Systems Project (IDR, Bank One NA LOC)	0.61	10-1-2021	895,000	895,000
Montgomery County OH Cambridge Commons Apartments Series A (Housing Revenue, FHLB LOC)	0.24	4-1-2038	1,145,000	1,145,000
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank ACB LOC)	0.27	3-1-2032	15,000,000	15,000,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (IDR, U.S. Bank NA LOC)	0.29	8-1-2038	4,810,000	4,810,000
				25,650,000

Oklahoma : 0.10%
Variable Rate Demand Note ø: 0.10%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.46	3-1-2018	850,000	850,000

8

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oregon : 0.23%
Variable Rate Demand Note ø: 0.23%
Oregon State Health & Science University Series 2012-B-2 (Education Revenue, Union Bank NA LOC)	0.20%	7-1-2042	$2,000,000	$2,000,000

Other : 8.65%
Variable Rate Demand Notes ø: 8.65%
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	9-1-2039	5,468,000	5,468,000
Clipper Tax-Exempt Certificate Trust Series 2009-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	12-1-2035	1,000,000	1,000,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	7-1-2037	769,000	769,000
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	5-1-2017	18,002,000	18,002,000
FHLMC MFHR Series M019 (Housing Revenue, FHLMC Insured)	0.26	5-1-2017	17,442,000	17,442,000
FHLMC MFHR Series M021 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.26	6-15-2036	22,820,000	22,820,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue)	0.28	8-15-2045	8,086,990	8,086,990
				73,587,990

Pennsylvania : 6.09%
Variable Rate Demand Notes ø: 6.09%
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA/FNMA Insured, PNC Bank NA SPA)	0.26	5-1-2036	1,965,000	1,965,000
Beaver County PA IDA Daily Corporation Project (IDR)	0.37	9-1-2032	6,300,000	6,300,000
Butler County PA IDA Mine Safety Appliances Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.33	5-1-2022	3,000,000	3,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.22	12-1-2041	970,000	970,000
Clipper Tax-Exempt Certificate Trust Series 2009-32 Certificate Partner (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	1-1-2018	7,650,000	7,650,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-28 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.22	12-12-2014	1,905,000	1,905,000
Pennsylvania EDFA Series D-7 (IDR, PNC Bank NA LOC)	0.29	8-1-2022	1,200,000	1,200,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Education Revenue, State Aid Withholding, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.34	6-1-2015	3,465,000	3,465,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 Series 1479 (Education Revenue, FSA State Aid Withholding, Credit Suisse Bank LIQ)	0.39	6-1-2028	1,000,000	1,000,000
Pennsylvania Turnpike Commission ROC RR-II-R-12259 (Transportation Revenue, BHAC/Ambac Insured, Citibank NA SPA) 144A	0.19	10-1-2013	11,700,000	11,700,000
Pennsylvania Turnpike Commission Series 2011-C-1 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.22	12-1-2038	7,465,000	7,465,000
Philadelphia PA School District Series A Branch Banking & Trust Municipal Trust Series 2004 (Tax Revenue, Branch Banking & Trust LOC, Branch Banking & Trust LIQ) 144A	0.22	1-4-2029	680,000	680,000
Upper Saint Clair Township PA Series 2008 (GO, AGM Insured, PNC Bank NA SPA)	0.32	6-1-2038	4,520,000	4,520,000
				51,820,000

9

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Rhode Island : 0.38%
Variable Rate Demand Notes ø: 0.38%
RBC Muni Products Incorporated Trust Certificates Series 2013 0-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.27%	9-1-2020	$1,400,000	$1,400,000
Rhode Island Student Loan Series 3235 (Education Revenue, Guaranteed Student Loans, Morgan Stanley Bank LIQ) 144A	0.29	12-1-2023	1,855,000	1,855,000
				3,255,000

South Carolina : 2.52%
Other Municipal Debt : 0.89%
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation North Carolina Electric Membership Corporation Project Series 2000 B-1 (Utilities Revenue)	0.30	6-3-2013	2,500,000	2,500,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation North Carolina Electric Membership Corporation Project Series 2000-B-2 (Utilities Revenue)	0.30	6-3-2013	5,100,000	5,100,000
				7,600,000

Variable Rate Demand Notes ø: 1.63%
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.28	8-1-2025	2,450,000	2,450,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (IDR, Branch Banking & Trust LOC)	0.32	3-1-2032	5,180,000	5,180,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue) 144A	0.27	11-1-2029	1,600,000	1,600,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (IDR, Branch Banking & Trust LOC)	0.29	12-1-2038	4,600,000	4,600,000
				13,830,000

Tennessee : 0.12%
Variable Rate Demand Note ø: 0.12%
Pulaski & Giles County TN Lomar Development Company Project (IDR, U.S. Bank NA LOC)	0.31	1-1-2017	1,010,000	1,010,000

Texas : 12.85%
Other Municipal Debt : 1.83%
Texas PFA Commercial Paper Notes Series 2002-B (Miscellaneous Revenue)	0.14	5-6-2013	3,500,000	3,500,000
Texas PFA Commercial Paper Notes Series 2003 (Miscellaneous Revenue)	0.14	5-7-2013	3,000,000	3,000,000
Texas TRAN Series 2012 (Miscellaneous Revenue)	2.50	8-30-2013	9,000,000	9,067,920
				15,567,920

Variable Rate Demand Notes ø: 11.02%
Brazos River Harbor TX Naval District BASF Corporation Project (IDR)	0.37	5-1-2036	500,000	500,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dallhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.27	8-1-2039	1,700,000	1,700,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (IDR, CoBank ACB LOC)	0.23	3-1-2032	845,000	845,000
Gulf Coast TX Waste Disposal Authority American Acryl LP Project (Resource Recovery Revenue, Bank of Tokyo-Mitsubishi LOC)	0.26	5-1-2038	5,000,000	5,000,000

10

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, AGM Insured, Royal Bank of Canada LIQ) 144A	0.22%	6-1-2027	$1,000,000	$1,000,000
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Series 2004-A (Resource Recovery Revenue)	0.22	3-1-2023	4,000,000	4,000,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2002 (Resource Recovery Revenue)	0.18	3-1-2023	7,500,000	7,500,000
Houston TX Water & Sewer System Revenue Junior Lien Revenue Refunding Bond Series 2001- PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA SPA)	0.28	12-1-2023	1,800,000	1,800,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (IDR)	0.37	4-1-2033	5,000,000	5,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (IDR)	0.24	3-1-2042	16,000,000	16,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.24	6-1-2041	5,000,000	5,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.24	1-1-2030	18,500,000	18,500,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.24	4-1-2028	5,500,000	5,500,000
San Marcos TX Industrial Development Corporation Butler Manufacturing Company Project (IDR, Bank of America NA LOC)	0.43	4-1-2015	6,250,000	6,250,000
Texas Department of Housing & Community Affairs SFHR Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured, Texas State Comptroller of Public Accounts SPA)	0.24	9-1-2038	7,000,000	7,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series D Morgan Stanley Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.52	12-15-2026	7,727,263	7,727,263
Texas Transportation Commission Highway Improvement Series 2012-A Morgan Stanley Series 2008-3312 (GO, Credit Suisse Bank LOC) 144A	0.22	4-1-2020	445,000	445,000
				93,767,263

Utah : 0.19%
Variable Rate Demand Note ø: 0.19%
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.26	10-1-2021	1,600,000	1,600,000

Vermont : 0.13%
Variable Rate Demand Note ø: 0.13%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.20	10-1-2034	1,065,000	1,065,000

Virginia : 1.38%
Variable Rate Demand Notes ø: 1.38%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.30	5-15-2042	1,980,000	1,980,000
Norfolk VA EDA Hospital Facilities Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.34	11-1-2034	7,000,000	7,000,000
Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	8-15-2043	2,745,000	2,745,000
				11,725,000

11

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Washington : 1.00%
Variable Rate Demand Notes ø: 1.00%
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (IDR, Northwest Farm Credit LOC)		0.26%	9-1-2021	$3,300,000	$3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)		0.24	5-15-2035	1,590,000	1,590,000
Washington Municipal Securities Trust Receipts Series 1996 SGB-13 (GO, Societe Generale LIQ)		0.28	5-1-2018	1,100,000	1,100,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)		0.26	8-1-2026	2,500,000	2,500,000
					8,490,000

Wisconsin : 2.15%
Other Municipal Debt : 0.12%
Wisconsin Rural Water Construction Loan Program BAN Series 2012 (Water & Sewer Revenue)		1.00	10-1-2013	1,000,000	1,002,800

Variable Rate Demand Notes ø: 2.03%
Belgium WI Trimen Industries Incorporated Project Series 2006 (Miscellaneous Revenue, U.S. Bank NA LOC)		0.34	2-1-2026	3,385,000	3,385,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)		0.45	11-1-2020	1,295,000	1,295,000
Newton WI Stecker Machine Company Incorporated Project Series 2001 (IDR, FHLB LOC)		0.29	9-1-2021	1,795,000	1,795,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (IDR, U.S. Bank NA LOC)		0.30	12-1-2021	1,385,000	1,385,000
Sheboygan WI Vortex Liquid Color Project (IDR, Bank First National LOC)		0.25	11-1-2020	1,240,000	1,240,000
Two Rivers WI Riverside Foods Incorporated Project (IDR, Bank First National LOC)		0.26	12-1-2022	1,640,000	1,640,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 1 2009-6 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)		0.22	5-1-2013	2,000,000	2,000,000
Wisconsin Housing & EDFA Series 2879 (Housing Revenue, JPMorgan Chase & Company LIQ)		0.29	3-1-2015	1,120,000	1,120,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)		0.36	8-1-2019	3,420,000	3,420,000
					17,280,000

Wyoming : 1.41%
Variable Rate Demand Notes ø: 1.41%
Wyoming CDA AMT Series 11 (Housing Revenue, Bank of New York Mellon SPA)		0.26	12-1-2038	6,000,000	6,000,000
Wyoming CDA AMT Series 8 (Housing Revenue, Bank of New York Mellon SPA)		0.26	6-1-2038	6,000,000	6,000,000
					12,000,000

Total Municipal Obligations (Cost $848,042,532)					848,042,532

Total investments in securities (Cost $848,042,532)*	99.64%				848,042,532
Other assets and liabilities, net	0.36				3,065,569

Total net assets	100.00%				$851,108,101

Ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
§	Security is subject to a demand feature which reduces the effective maturity.

12

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

13

Wells Fargo Advantage Municipal Money Market Fund

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 103.14%
Alabama : 2.20%
Variable Rate Demand Notes ø: 2.20%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR)	0.37%	8-1-2041	$7,900,000	$7,900,000
Mobile AL IDA Board Alabama Power Company Project Series C (IDR)	0.25	8-1-2017	12,000,000	12,000,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (IDR, Whitney National Bank LOC)	0.27	8-1-2031	4,050,000	4,050,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2008-C (IDR, Bank of Nova Scotia LOC)	0.23	12-1-2027	10,000,000	10,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011-G (IDR, Bank of Nova Scotia LOC)	0.23	4-1-2028	20,000,000	20,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011-J (IDR, Bank of Nova Scotia LOC)	0.23	4-1-2028	15,000,000	15,000,000
				68,950,000

Arizona : 1.45%
Variable Rate Demand Notes ø: 1.45%
Maricopa County AZ IDA Gran Victoria Housing LLC Project Series 2000 A (Housing Revenue, FNMA Insured)	0.22	4-15-2030	10,400,000	10,400,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	7-1-2024	35,055,000	35,055,000
				45,455,000

California : 19.99%
Other Municipal Debt : 1.73%
California School Cash Reserve Program Authority Series 2013-X (Miscellaneous Revenue)	2.00	10-1-2013	11,000,000	11,083,215
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 2003-A-1 (Tobacco Revenue) §	6.75	6-1-2039	8,100,000	8,145,064
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-2 (Miscellaneous Revenue)	2.00	11-29-2013	5,300,000	5,348,090
Los Angeles County CA Schools Pooled Financing Program TRAN Series B-3 (Miscellaneous Revenue)	2.00	11-29-2013	2,000,000	2,018,729
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-6 (Miscellaneous Revenue)	2.00	12-31-2013	3,000,000	3,034,949
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-8 (Miscellaneous Revenue)	2.00	1-31-2014	16,500,000	16,702,235
Los Angeles County CA Schools Pooled Financing Program TRAN Series C-9 (Miscellaneous Revenue)	2.00	1-31-2014	7,600,000	7,688,499
				54,020,781

Variable Rate Demand Notes ø: 18.26%
ABAG Finance Authority for Nonprofit Corporations Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.21	9-1-2033	7,800,000	7,800,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.22	11-1-2040	89,125,000	89,125,000
California CDA MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase & Company LOC) 144A	0.29	5-15-2018	15,900,000	15,900,000
California CDA Sutter Health ROC RR-II-R-11621 (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.23	8-15-2032	10,200,000	10,200,000
California HFFA Catholic Healthcare West Series H (Health Revenue, Sumitomo Mitsui Banking LOC)	0.21	7-1-2035	35,665,000	35,665,000
California HFFA Catholic Healthcare West Series I (Health Revenue, Mizuho Corporate Bank LOC)	0.20	7-1-2035	43,600,000	43,600,000
California HFFA Catholic Healthcare West Series K (Health Revenue, Mizuho Corporate Bank LOC)	0.20	7-1-2033	8,500,000	8,500,000

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
California HFFA City of Hope Series 2012-B (Health Revenue)	0.21%	11-15-2042	$22,500,000	$22,500,000
California Infrastructure & Economic Development Bank Institute Age Research Series 2001 (Health Revenue, U.S. Bank NA LOC)	0.21	11-15-2037	21,125,000	21,125,000
California Infrastructure & Economic Development Bank Le Lycee Francias de Los Angeles Project Series 2006 (Education Revenue, U.S. Bank NA LOC)	0.23	9-1-2036	11,255,000	11,255,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.20	8-1-2037	4,800,000	4,800,000
California RAN 2012-2013 Series A-1 JPMorgan PUTTER Series 4265 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	5-30-2013	48,695,000	48,695,000
Elsinore Valley CA Municipal Water District COP Series 2008-B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.21	7-1-2035	16,430,000	16,430,000
Kings County CA Housing Authority Edgewater Apartments Series 2001-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.25	2-15-2031	7,120,000	7,120,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	12-1-2026	5,500,000	5,500,000
Los Angeles CA DW&P System Series 2012-B Royal Bank of Canada Series 0-59 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	0.22	7-1-2020	5,000,000	5,000,000
Los Angeles CA International Airport Royal Bank of Canada Municipal Products Incorporated Trust Series 0-30 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.22	5-15-2040	10,060,000	10,060,000
Los Angeles CA Unified School District 2012-2013 TRAN Series B JPMorgan PUTTER Series 4289 (GO, JPMorgan Chase & Company LIQ) 144A	0.18	11-28-2013	12,900,000	12,900,000
Los Angeles CA Wastewater System Series 2005-A PUTTER Series 2254 (Housing Revenue, National Insured, JPMorgan Chase & Company LIQ)	0.24	6-1-2013	5,765,000	5,765,000
Los Rios CA Community College District Series C PUTTER Series 2972 (GO, AGM Insured, JPMorgan Chase & Company LIQ)	0.24	2-1-2014	5,065,000	5,065,000
Metropolitan Water District of Southern California JPMorgan Chase PUTTER Trust Series 3655Z (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.24	7-1-2017	3,185,000	3,185,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project Area Series 2008-A (Tax Revenue, Scotia Bank LOC)	0.21	9-1-2033	51,725,000	51,725,000
Ontario County CA Multi-Family Park Centre Apartment Project Series 2005 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	12-1-2035	9,200,000	9,200,000
Orange County CA Apartment Development Villas Aliento Series E Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	8-15-2028	3,140,000	3,140,000
Orange County CA Improvement Bond Act of 1915 Irvine Coast Assessment District #88 (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC)	0.21	9-2-2018	17,165,000	17,165,000
Sacramento County CA Housing Authority River Terrace Apartments Series 1996-C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	7-15-2029	4,880,000	4,880,000
Sacramento County CA MUD JPMorgan Chase PUTTER Series 4071 (Utilities Revenue, BHAC/AGM/Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.18	11-15-2013	5,825,000	5,825,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007 B (Housing Revenue, FNMA LOC, FNMA Insured)	0.25	8-15-2027	10,000,000	10,000,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ)	0.25	5-16-2015	6,620,000	6,620,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA)	0.20	4-1-2038	19,300,000	19,300,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B-1 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.30	12-1-2017	10,000,000	10,000,000
Santa Clara CA Electric Revenue Bonds Series 2008-B (Utilities Revenue, Bank of Tokyo-Mitsubishi LOC)	0.21	7-1-2027	27,310,000	27,310,000
Vacaville CA MFHR Quail Run Apartments Project Series 1988-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.24	7-15-2018	7,000,000	7,000,000
Vacaville CA MFHR Sycamore Apartments Project Series 1999-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-2029	2,350,000	2,350,000
Walnut Creek CA Multifamily Mortgage Creekside Drive Apartments 1985 Issue A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.23	4-1-2027	7,120,000	7,120,000
				571,825,000

2

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 1.66%
Variable Rate Demand Notes ø: 1.66%
Colorado ECFA Nature Conservancy Project Series 2012 (Miscellaneous Revenue)	0.23%	7-1-2033	$14,880,000	$14,880,000
Colorado HFA Winridge Apartments Series 1998 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	2-15-2028	8,400,000	8,400,000
Colorado Springs CO Utility Revenue Improvement Bond Sublien Series 2005A (Utilities Revenue)	0.22	11-1-2035	10,000,000	10,000,000
Denver CO City & County MFHR Cottonwood Creek Series 1989 A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.27	4-15-2014	7,050,000	7,050,000
Denver CO City & County MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	12-15-2038	7,995,000	7,995,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO, U.S. Bank NA LOC)	0.23	11-15-2034	3,695,000	3,695,000
				52,020,000

Delaware : 0.32%
Variable Rate Demand Note ø: 0.32%
Delaware EDA St. Andrews School Project Series 2002 (Education Revenue, TD Bank NA SPA)	0.24	9-1-2032	10,000,000	10,000,000

District of Columbia : 0.61%
Variable Rate Demand Notes ø: 0.61%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007-A (Miscellaneous Revenue)	0.27	7-1-2032	3,600,000	3,600,000
District of Columbia Georgetown University Series B (Education Revenue, TD Bank NA LOC)	0.20	4-1-2024	11,400,000	11,400,000
District of Columbia Housing Finance Agency The Yard D Building Project Series 2012 (Housing Revenue, Capital One NA LOC)	0.25	10-1-2047	4,250,000	4,250,000
				19,250,000

Florida : 8.07%
Other Municipal Debt : 1.40%
JEA Florida Electric System Series 2000 A (Utilities Revenue)	0.15	5-2-2013	8,940,000	8,940,000
JEA Florida Electric System Series 2000 F-1 (Utilities Revenue)	0.20	5-23-2013	11,000,000	11,000,000
JEA Florida Electric System Series 2000 F-2 (Utilities Revenue)	0.20	5-8-2013	23,800,000	23,800,000
				43,740,000

Variable Rate Demand Notes ø: 6.67%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.21	4-15-2041	7,300,000	7,300,000
Brevard County FL HFA MFHR Shore View Apartments Project Series 1995 (Housing Revenue, Harris NA LOC)	0.25	2-1-2015	3,000,000	3,000,000
Florida Gulf Coast University Finance Corporation Parking Project Series A (Education Revenue, Harris NA LOC)	0.23	2-1-2039	7,490,000	7,490,000
Florida HFA Huntington Project 1985 Series GGG (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.26	12-1-2013	7,100,000	7,100,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006 C (Health Revenue, Bank of America NA LIQ) 144A	0.25	11-15-2036	8,595,000	8,595,000
Hillsborough County FL School Board Master Lease Program JPMorgan PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.19	7-1-2013	75,650,000	75,650,000
Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	7-15-2033	3,300,000	3,300,000
Marion County FL HFA Paddock Park Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.20	10-15-2032	4,000,000	4,000,000

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Miami Dade County FL Building Better Community Program Series 2005 US Bank Solar Eclipse Series 2006-0049 (Tax Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.23%	7-1-2013	$2,695,000	$2,695,000
Orlando FL Utilities Commission Series 2011-A (Utilities Revenue) (i)	0.33	10-1-2027	13,490,000	13,490,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.29	5-1-2038	3,825,000	3,825,000
Palm Beach County FL Norton Gallery and School of Art Incorporated Series 1995 (Education Revenue, Northern Trust Company LOC)	0.26	5-1-2025	1,465,000	1,465,000
Pinellas County FL IDR Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.25	8-1-2028	4,570,000	4,570,000
Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.22	1-1-2020	5,115,000	5,115,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, Harris NA LOC)	0.27	10-1-2041	4,290,000	4,290,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.32	11-15-2033	14,000,000	14,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.40	10-1-2038	42,990,000	42,990,000
				208,875,000

Georgia : 1.46%
Variable Rate Demand Notes ø: 1.46%
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (IDR, Harris NA LOC)	0.24	11-1-2030	8,660,000	8,660,000
Clipper Tax-Exempt Certified Trust Series 2007-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	1-1-2016	8,795,000	8,795,000
Gwinnett County GA Development Authority Goodwill North Georgia Incorporated Project Series 2009 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.25	10-1-2033	5,000,000	5,000,000
Gwinnett County GA Hospital Authority Series A (Health Revenue, FHLB LOC)	0.22	7-1-2036	9,620,000	9,620,000
Gwinnett County GA School District PUTTER Series 2007-1011 (Education Revenue, Bank of America NA LIQ) 144A	0.25	7-1-2041	2,675,000	2,675,000
Metropolitan Atlanta GA Rapid Transit Authority Trust Receipts Class A (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.32	7-1-2020	11,000,000	11,000,000
				45,750,000

Hawaii : 0.32%
Variable Rate Demand Note ø: 0.32%
Hawaii Bonds Series 2007 Clipper Tax-Exempt Certified Trust Series 2009-62 (GO, State Street Bank & Trust Company LIQ)	0.22	4-1-2018	9,995,000	9,995,000

Idaho : 0.62%
Variable Rate Demand Note ø: 0.62%
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (IDR, Bank of Montreal LOC)	0.24	12-1-2029	19,420,000	19,420,000

Illinois : 5.78%
Other Municipal Debt : 0.81%
Illinois Department of Employment Insurance Fund Series 2012-A (Miscellaneous Revenue)	2.00	6-15-2013	4,500,000	4,509,503
Illinois Educational Facilities Authority NorthShore University Health System (Miscellaneous Revenue)	0.14	6-5-2013	20,700,000	20,700,000
				25,209,503

4

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø: 4.97%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris NA LOC)	0.23%	3-1-2035	$12,000,000	$12,000,000
Chicago IL Education Marine Project Series 1984 (IDR, FHLB LOC)	0.22	7-1-2023	4,200,000	4,200,000
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO, Royal Bank of Canada LIQ) 144A	0.23	6-30-2016	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.36	3-1-2017	4,500,000	4,500,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.25	4-1-2035	9,000,000	9,000,000
Illinois Development Finance Authority St. Ignatius College Series 1994 (Education Revenue, PNC Bank NA LOC)	0.26	6-1-2024	12,000,000	12,000,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.24	9-1-2046	4,000,000	4,000,000
Illinois Development Finance Authority YMCA Metropolitan Chicago Project Series 2001 (Miscellaneous Revenue, Harris NA LOC)	0.21	6-1-2029	29,100,000	29,100,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995-B (Miscellaneous Revenue)	0.25	12-15-2025	5,000,000	5,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011-B (Health Revenue) (i)	0.34	4-1-2051	6,500,000	6,500,000
Illinois Finance Authority Advocate Health Care Series 201 Royal Bank of Canada Certificates Series O-52 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.22	6-1-2020	5,000,000	5,000,000
Illinois Finance Authority Lake Forest County Day School Project Series 2005 (Education Revenue, Northern Trust Company LOC)	0.25	7-1-2035	12,750,000	12,750,000
Illinois Finance Authority The Catherine Cook School Project Series 2007 (Education Revenue, Northern Trust Company LOC)	0.25	1-1-2037	5,820,000	5,820,000
Metropolitan Pier & Exposition Authority Illinois McCormack Expansion Project Series 2010-B-2 (Port Authority Revenue, Morgan Stanley Bank LIQ) 144A	0.25	6-15-2050	12,600,000	12,600,000
Metropolitan Pier & Exposition Authority Illinois McCormick Expansion Project Series 2011 Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-40 (Port Authority Revenue, Royal Bank of Canada LIQ) 144A	0.22	6-15-2020	8,130,000	8,130,000
Metropolitan Pier & Exposition Authority Illinois McCormick Expansion Project Series 2012-B Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-42 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.22	6-15-2020	4,320,000	4,320,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2012 B JPMorgan PUTTER Series 4249 (Port Authority Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	6-15-2020	13,330,000	13,330,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ)	0.25	3-1-2014	1,680,000	1,680,000
				155,695,000

Indiana : 2.14%
Variable Rate Demand Notes ø: 2.14%
Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.25	7-1-2023	26,140,000	26,140,000
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project Series C (Utilities Revenue, Bank of Nova Scotia LOC)	0.22	6-1-2040	10,000,000	10,000,000
Indiana Finance Authority Northshore Health Center Incorporated Project Series 2008 (Health Revenue, Harris NA LOC)	0.24	7-1-2038	5,065,000	5,065,000
Indiana Finance Authority University Health Obligated Group Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011 E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.22	3-1-2036	10,000,000	10,000,000

5

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.37%	5-1-2016	$3,000,000	$3,000,000
Indiana HFFA Fayette Memorial Hospital Association Series A (Health Revenue, U.S. Bank NA LOC)	0.19	10-1-2032	4,365,000	4,365,000
Indianapolis IN Industrial MFHR Washington Pointe Project Series 2009-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	4-15-2039	8,300,000	8,300,000
				66,870,000

Iowa : 3.11%
Variable Rate Demand Notes ø: 3.11%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (IDR)	0.24	6-1-2039	34,000,000	34,000,000
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (IDR, Great Western Bank LOC)	0.23	8-1-2041	9,250,000	9,250,000
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project Series 2012 (IDR)	0.17	12-1-2050	37,000,000	37,000,000
Iowa Higher Education Loan Authority Private Colleges University of Dubuque Project Series 2004 (Education Revenue, Northern Trust Company LOC)	0.19	5-1-2029	6,000,000	6,000,000
Iowa Higher Education Loan Authority Private Colleges University of Dubuque Project Series 2007 (Education Revenue, Northern Trust Company LOC)	0.19	4-1-2035	11,265,000	11,265,000
				97,515,000

Kansas : 0.29%
Variable Rate Demand Note ø: 0.29%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009-C (Health Revenue, Royal Bank of Canada LIQ) 144A	0.22	11-15-2038	9,000,000	9,000,000

Kentucky : 1.11%
Other Municipal Debt : 0.18%
Kentucky Rural Water Finance Corporation Public Project Series 2012-D-1 (Miscellaneous Revenue)	0.25	10-1-2013	5,500,000	5,515,644

Variable Rate Demand Notes ø: 0.93%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.24	10-1-2032	6,610,000	6,610,000
Kentucky EDFA Catholic Health Initiatives Series 2009 B Morgan Stanley Series 3125 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.25	5-1-2039	11,250,000	11,250,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.24	7-1-2038	6,220,000	6,220,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.24	12-1-2038	5,145,000	5,145,000
				29,225,000

Louisiana : 1.40%
Variable Rate Demand Notes ø: 1.40%
Lake Charles LA Harbor & Terminal District Lake Charles Clean Energy LLC Project Series 2012 (IDR)	0.19	12-1-2042	22,100,000	22,100,000
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC, FHLMC Insured)	0.25	7-1-2040	4,095,000	4,095,000
Louisiana HFA Woodward Wright Apartments Project Series 2003 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.23	9-1-2033	8,955,000	8,955,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (IDR)	0.23	8-1-2017	6,815,000	6,815,000

6

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Louisiana Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-31 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.22%	5-1-2034	$1,750,000	$1,750,000
				43,715,000

Maryland : 1.47%
Variable Rate Demand Notes ø: 1.47%
Baltimore County MD Cross Creek Apartments Project Series 2008 (Housing Revenue, PNC Bank NA LOC)	0.23	11-1-2033	4,415,000	4,415,000
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005-A (Education Revenue)	0.27	12-3-2035	1,625,000	1,625,000
Maryland CDA MFHR Hopkins Village Apartments Series 2008 F (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	11-1-2038	3,000,000	3,000,000
Maryland Health & HEFAR Ascension Health Alliance Senior Credit Group Series 2012-B Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-29 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.22	11-15-2051	5,000,000	5,000,000
Maryland HEFA Johns Hopkins University Project Series 1003 (Education Revenue, Bank of America NA LIQ) 144A	0.26	7-1-2033	6,665,000	6,665,000
Maryland HEFA University of Maryland Medical System Series E (Health Revenue, Bank of Montreal LOC)	0.23	7-1-2041	10,000,000	10,000,000
Montgomery County MD EDA Brooke Grove Foundation Incorporated Series 1998 (Miscellaneous Revenue)	0.27	1-1-2024	6,320,000	6,320,000
Montgomery County MD Housing Opportunity Commission Series 2011 A (Housing Revenue, TD Bank NA LOC, GNMA/FNMA/FHLMC Insured)	0.20	1-1-2049	9,000,000	9,000,000
				46,025,000

Massachusetts : 1.26%
Variable Rate Demand Notes ø: 1.26%
Massachusetts College Building Authority Series 2011 (Education Revenue, State Aid Withholding) (i)	0.31	11-1-2034	13,980,000	13,980,000
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.23	3-1-2034	11,450,000	11,450,000
Massachusetts Development Finance Agency Fay School Issue Series 2008 (Education Revenue, TD Bank NA LOC)	0.21	4-1-2038	4,820,000	4,820,000
Massachusetts Development Finance Agency Shady Hill School Issue Series 2008 (Miscellaneous Revenue, TD Bank NA LOC)	0.23	6-1-2038	9,130,000	9,130,000
				39,380,000

Michigan : 0.76%
Other Municipal Debt : 0.39%
Michigan Finance Authority Series 2012-B-1 (Miscellaneous Revenue)	2.00	8-20-2013	12,195,000	12,255,587

Variable Rate Demand Notes ø: 0.37%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, Harris NA LOC)	0.18	6-1-2034	2,000,000	2,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.31	11-15-2049	3,465,000	3,465,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.31	11-15-2049	4,200,000	4,200,000
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.22	6-1-2020	2,000,000	2,000,000
				11,665,000

7

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 3.28%
Other Municipal Debt : 0.08%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2013 (Water & Sewer Revenue)	0.33%	2-1-2014	$2,500,000	$2,513,159

Variable Rate Demand Notes ø: 3.20%
Arden Hills MN Northwestern College Project 2011 (Education Revenue, BMO Harris Bank NA LOC)	0.24	11-30-2030	7,695,000	7,695,000
Bloomington MN Bristol Village Apartments Project Series 2002-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	11-15-2032	8,580,000	8,580,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC Insured, FHLMC LIQ)	0.21	7-1-2038	5,610,000	5,610,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	10-15-2033	400,000	400,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank ACB LOC)	0.23	12-1-2021	5,000,000	5,000,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	2-15-2031	1,440,000	1,440,000
Eden Prairie MN Refunding MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	9-1-2031	300,000	300,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	8-15-2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-2035	9,835,000	9,835,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	3-1-2029	1,620,000	1,620,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.25	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.22	4-1-2027	2,255,000	2,255,000
Minnesota HEFAR Hamline University Series 6-E1 (Education Revenue, BMO Harris Bank NA LOC)	0.22	10-1-2016	2,060,000	2,060,000
Minnesota HEFAR Hamline University Series 6-E2 (Education Revenue, BMO Harris Bank NA LOC)	0.22	10-1-2025	3,115,000	3,115,000
Minnesota HEFAR MacAlester College Series 3-Z (Education Revenue)	0.26	3-1-2024	6,160,000	6,160,000
Minnesota HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.19	10-1-2020	1,745,000	1,745,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	11-1-2035	9,315,000	9,315,000
Pine City MN Senior Housing Agency Lakeview Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	4-15-2036	5,600,000	5,600,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	9-15-2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	2-15-2033	1,155,000	1,155,000
St. Anthony MN Autumn Woods Housing Project Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	5-15-2032	2,550,000	2,550,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	10-1-2035	11,300,000	11,300,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	8-1-2034	1,345,000	1,345,000
				100,045,000

Mississippi : 0.61%
Variable Rate Demand Note ø: 0.61%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	11-1-2018	18,960,000	18,960,000

8

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Missouri : 1.17%
Variable Rate Demand Notes ø: 1.17%
Independence MO IDA The Mansions Project Series 2005 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22%	8-1-2035	$5,110,000	$5,110,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 1997-A (Miscellaneous Revenue)	0.19	4-1-2027	1,905,000	1,905,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.19	4-1-2027	250,000	250,000
Missouri Development Finance Board Various Ewing Marion Kauffman Foundation Project Series 2007-A (Miscellaneous Revenue)	0.19	6-1-2037	9,525,000	9,525,000
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.41	3-1-2022	1,765,000	1,765,000
St. Louis County MO IDA The Pelican Cove Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	3-15-2034	18,000,000	18,000,000
				36,555,000

Nevada : 0.12%
Variable Rate Demand Note ø: 0.12%
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.18	6-1-2042	3,700,000	3,700,000

New Hampshire : 0.77%
Variable Rate Demand Notes ø: 0.77%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue) 144A	0.22	6-1-2039	6,280,000	6,280,000
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.32	10-1-2017	5,940,000	5,940,000
New Hampshire HEFA Frisbie Memorial Hospital Issue Series 2006 (Health Revenue, TD Bank NA LOC)	0.22	10-1-2036	11,975,000	11,975,000
				24,195,000

New Jersey : 1.14%
Other Municipal Debt : 0.42%
New Jersey EDA School Facilities Construction Series 2013 I Deutsche Bank Spears Series DBE-1151 (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC) §	0.21	11-1-2041	13,000,000	13,000,000

Variable Rate Demand Notes ø: 0.72%
Burlington County NJ Bridge Lutheran Home Project Series 2005-A (Miscellaneous Revenue, Commerce Bank NA LOC)	0.21	12-1-2025	1,105,000	1,105,000
New Jersey EDA Motor Vehicle Surcharges Series 2004-A (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ)	0.25	7-1-2026	2,190,000	2,190,000
New Jersey EDA School Facilities Construction Series I Deutsche Bank Spears Series DBE-1151 (Transportation Revenue, Deutsche Bank A.G. LIQ) 144A	0.27	9-1-2025	6,200,000	6,200,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Series DBE-1143X (Miscellaneous Revenue) 144A	0.29	3-1-2029	2,900,000	2,900,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000-D (Miscellaneous Revenue, Branch Banking & Trust LOC, Ambac Insured)	0.23	10-1-2030	4,200,000	4,200,000
New Jersey Turnpike Authority Series 2013A Deutsche Bank Spears Series DBE-1153X (Transportation Revenue, Deutsche Bank A.G. LIQ) 144A	0.27	1-1-2038	6,000,000	6,000,000
				22,595,000

9

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
New York : 4.41%
Other Municipal Debt : 0.53%
Metropolitan Transportation Authority New York BAN Series 2 Sub Series A (Transportation Revenue)	0.18%	7-10-2013	$9,200,000	$9,200,000
New York Mortgage Agency 48th Series Deutsche Bank Spears Series DB-1148X (Housing Revenue) 144A§	0.24	10-1-2038	7,500,000	7,500,000
				16,700,000

Variable Rate Demand Notes ø: 3.88%
Nassau County NY Local Economic Assistance Adults & Children with Learning & Developmental Disabilities Incorporated Project Series 2011-A (Miscellaneous Revenue, TD Bank NA LOC)	0.22	11-1-2041	7,300,000	7,300,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC/Ambac Insured) 144A	0.22	11-15-2044	35,335,000	35,335,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.25	11-15-2026	23,300,000	23,300,000
New York Dormitory Authority Series 14 Clipper Tax-Exempt Certificate Trust Series 2009-45 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	7-1-2025	6,800,000	6,800,000
New York Housing Finance Agency 600 West 42nd Street Series 2009 A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.24	5-15-2041	7,600,000	7,600,000
New York Liberty Development Corporation World Trade Center Project Series 2010-A-1 (IDR)	0.25	12-1-2050	11,000,000	11,000,000
New York NY Housing Development Corporation Manhattan Avenue Development 2012 Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.25	6-1-2046	8,000,000	8,000,000
New York NY Housing Development Corporation MFHR Series C (Housing Revenue)	0.22	5-1-2045	2,100,000	2,100,000
New York NY Housing Development Corporation MFHR Series H-2 (Housing Revenue)	0.25	5-1-2041	3,500,000	3,500,000
New York NY Municipal Water Finance Authority Residual Interest Bond Trust 2013 Series-3WX (Water & Sewer Revenue, Barclays Bank plc LIQ)) 144A	0.22	6-15-2047	5,000,000	5,000,000
Riverhead NY IDA Central Suffolk Hospital Project Series 2006-C (Hospital Revenue)	0.25	7-1-2017	4,270,000	4,270,000
Riverhead NY IDR Central Suffolk Hospital Project Series A (Health Revenue)	0.25	7-1-2031	3,555,000	3,555,000
Riverhead NY IDR Central Suffolk Hospital Project Series B (Health Revenue)	0.25	7-1-2031	3,570,000	3,570,000
				121,330,000

North Carolina : 1.16%
Variable Rate Demand Notes ø: 1.16%
North Carolina Capital Facilities Finance Agency Educational Campbell University Series 2009 (Education Revenue, Branch Banking & Trust LOC)	0.25	10-1-2034	5,485,000	5,485,000
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.25	5-1-2024	2,960,000	2,960,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.25	5-1-2030	2,690,000	2,690,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.25	7-1-2028	4,430,000	4,430,000
North Carolina Educational Facilities Finance Agency Elon College Series 1997 (Education Revenue, TD Bank NA LOC)	0.21	1-1-2019	12,590,000	12,590,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.25	12-1-2033	4,700,000	4,700,000

10

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
North Carolina Port Authority Facilities Series 2008 (Port Authority Revenue, Branch Banking & Trust LOC)	0.25%	6-1-2036	$3,500,000	$3,500,000
				36,355,000

North Dakota : 0.87%
Other Municipal Debt : 0.76%
Mercer County ND PCR Basin Electric Power Cooperative Series 2009-1 (Utilities Revenue)	0.22	5-8-2013	20,800,000	20,800,000
North Dakota Water Finance Corporation Public Projects Construction Series B-1 (Miscellaneous Revenue)	0.37	7-1-2013	3,000,000	3,000,000
				23,800,000

Variable Rate Demand Note ø: 0.11%
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank ACB LOC)	0.23	11-1-2028	3,500,000	3,500,000

Ohio : 3.96%
Other Municipal Debt : 1.68%
JobsOhio Beverage Systems Statewide Liquor Profits Senior Lien Series 2013A Deutsche Bank Spears Series DBE-1157 (Miscellaneous Revenue) 144A §	0.25	1-1-2038	52,565,000	52,565,000

Variable Rate Demand Notes ø: 2.28%
Allen County OH Catholic Health Partners Series 2012-B (Health Revenue)	0.22	5-1-2036	14,800,000	14,800,000
Allen County OH Hospital Facilities Revenue Series 2010-A Catholic Health Partners JPMorgan PUTTER Series 3692Z (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.30	12-1-2017	6,335,000	6,335,000
Deutsche Bank Spears/Lifers Series 2013 DBE-1151 (Education Revenue) 144A	0.27	12-1-2043	4,400,000	4,400,000
Franklin County OH Health Care Facilities Presbyterian Retirement Services Series 2006-A (Health Revenue, PNC Bank NA LOC)	0.22	7-1-2036	15,750,000	15,750,000
Montgomery County OH Catholic Health Initiatives Series 2009-A Morgan Stanley Series 3260 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.25	5-1-2034	8,965,000	8,965,000
Parma OH Community General Hospital Association Series 2006-A (Health Revenue, PNC Bank NA LOC)	0.22	11-1-2029	16,260,000	16,260,000
Pike County OH HCFR Traditions Health Care Obligation Group Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.23	6-1-2033	2,100,000	2,100,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Scotia Bank LOC)	0.39	9-1-2015	2,810,000	2,810,000
				71,420,000

Oregon : 0.64%
Variable Rate Demand Notes ø: 0.64%
Oregon GO Veterans Welfare Series 84 (GO, Bank of Tokyo-Mitsubishi SPA)	0.21	6-1-2040	16,000,000	16,000,000
Oregon Health & Science University Series 2012-B-2 (Education Revenue, Union Bank NA LOC)	0.20	7-1-2042	4,000,000	4,000,000
				20,000,000

Other : 2.64%
Variable Rate Demand Notes ø: 2.64%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) §	0.27	2-15-2028	73,616,000	73,616,000

11

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Clipper Tax-Exempt Certified Trust Series 2004-05 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22%	5-1-2014	$4,690,000	$4,690,000
Clipper Tax-Exempt Certified Trust Series 2006-04 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	2-1-2016	4,420,000	4,420,000
				82,726,000

Pennsylvania : 5.73%
Variable Rate Demand Notes ø: 5.73%
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series 2010-C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-29 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.22	4-25-2014	7,000,000	7,000,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Project Series 2007 B-2 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.22	4-15-2039	28,630,000	28,630,000
Allegheny County PA IDA Oakland Catholic High School Project Series 2012 (Education Revenue, PNC Bank NA LOC)	0.24	8-1-2032	6,590,000	6,590,000
Allegheny County PA IDA United Jewish Federation Project Series 1996-A (Health Revenue, PNC Bank NA LOC)	0.24	10-1-2026	1,208,000	1,208,000
Allegheny County PA IDA Watson Institute Friendship Academy Project Series 2010 (Education Revenue, PNC Bank NA LOC)	0.23	8-1-2040	3,750,000	3,750,000
Beaver County PA IDA Electric Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.22	11-1-2020	10,000,000	10,000,000
Beaver County PA IDA Metropolitan Edison Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.22	7-15-2021	10,000,000	10,000,000
Berks County PA The Reading Hospital & Medical Center Project Series 2012-D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E36 (Hospital Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.22	11-1-2035	15,000,000	15,000,000
Bethlehem PA Area School District Authority Project Series 2010 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011 E-31 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.22	5-1-2014	6,000,000	6,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.22	12-1-2041	6,680,000	6,680,000
Emmaus PA General Authority Local Government Program Downingtown Area School District Series 1989-F Sub Series F-24 (Miscellaneous Revenue, U.S. Bank NA LOC, State Aid Withholding)	0.24	3-1-2024	11,700,000	11,700,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-28 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.22	12-12-2014	10,525,000	10,525,000
Pennsylvania EDFA Philadelphia Area Independent School Business Officers Association Financing Program LaSalle College High School Project Series 2000 J-1 (Education Revenue, PNC Bank NA LOC)	0.24	11-1-2030	1,225,000	1,225,000
Pennsylvania HEFAR St. Josephs University Series 2008-A (Lease Revenue, TD Bank NA LOC)	0.23	7-15-2036	11,900,000	11,900,000
Pennsylvania Public School Building Authority ROC RR-II-R-11396 (Lease Revenue, State Aid Withholding, AGM Insured, Citibank NA LIQ)	0.37	12-1-2023	7,600,000	7,600,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006B JPMorgan Chase PUTTER Series 1970 (Lease Revenue, State Aid Withholding, AGM Insured, JPMorgan Chase & Company LIQ)	0.34	12-1-2014	2,970,000	2,970,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006B JPMorgan Chase PUTTER Series 3498Z (Lease Revenue, State Aid Withholding, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.34	6-1-2015	3,540,000	3,540,000
Pennsylvania Public School Building Authority The School District of Philadelphia Project Series 2003 (Education Revenue, FSA State Aid Withholding, Credit Suisse Bank LIQ)	0.39	6-1-2028	8,300,000	8,300,000

12

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Philadelphia PA School District Series A Branch Banking & Trust Municipal Trust Series 2004 (Tax Revenue, Branch Banking & Trust LOC, Branch Banking & Trust LIQ) 144A	0.22%	1-4-2029	$10,305,000	$10,305,000
Upper Saint Clair Township PA Series 2008 (GO, AGM Insured, PNC Bank NA SPA)	0.32	6-1-2038	16,590,000	16,590,000
				179,513,000

Puerto Rico : 0.59%
Variable Rate Demand Notes ø: 0.59%
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11760 (Tax Revenue, Citibank NA LIQ) 144A	0.24	12-1-2047	6,000,000	6,000,000
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11761 (Tax Revenue, Citibank NA LIQ) 144A	0.24	12-1-2047	4,000,000	4,000,000
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11778 (Tax Revenue, Citibank NA LIQ) 144A	0.24	8-1-2047	4,875,000	4,875,000
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Credit Suisse LIQ)	0.22	8-1-2057	3,500,000	3,500,000
				18,375,000

Rhode Island : 0.19%
Variable Rate Demand Note ø: 0.19%
Narragansett Bay RI Commission Wastewater System RBC Muni Products Incorporated Trust Certificates Series 2013 0-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.27	9-1-2020	5,800,000	5,800,000

South Carolina : 1.93%
Other Municipal Debt : 1.07%
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation North Carolina Electric Membership Corporation Project Series 2000 B-1 (Utilities Revenue)	0.30	6-3-2013	10,200,000	10,200,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation North Carolina Electric Membership Corporation Project Series 2000 B-2 (Utilities Revenue)	0.30	6-3-2013	20,300,000	20,300,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation North Carolina Electric Membership Corporation Project Series 2000 B-3 (Utilities Revenue)	0.30	6-3-2013	2,900,000	2,900,000
				33,400,000

Variable Rate Demand Notes ø: 0.86%
South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.25	6-1-2035	2,175,000	2,175,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	6-1-2046	4,680,000	4,680,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue) 144A	0.27	11-1-2029	6,900,000	6,900,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (IDR, Branch Banking & Trust LOC)	0.25	11-1-2034	2,440,000	2,440,000
South Carolina Public Service Authority JPMorgan Chase PUTTER Series 4046 (Miscellaneous Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.18	7-1-2013	10,770,000	10,770,000
				26,965,000

13

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
South Dakota : 0.35%
Variable Rate Demand Notes ø: 0.35%
South Dakota HEFA Sioux Valley Hospital & Health System Series 2004-B (Health Revenue, U.S. Bank NA LOC)	0.23%	11-1-2034	$4,555,000	$4,555,000
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	2-15-2031	6,495,000	6,495,000
				11,050,000

Tennessee : 0.74%
Variable Rate Demand Notes ø: 0.74%
Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009-A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.25	6-1-2036	1,000,000	1,000,000
Blount County TN Public Building Authority Local Government Public Import Series E-1-A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.25	6-1-2037	6,450,000	6,450,000
Blount County TN Public Building Authority Series E-5-B (Miscellaneous Revenue, Branch Banking & Trust LOC, Municipal Government Guaranty Insured)	0.25	6-1-2042	4,705,000	4,705,000
Franklin County TN HEFA Board University of the South Project Series 1998-B (Education Revenue)	0.27	9-1-2018	6,430,000	6,430,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.25	6-1-2035	4,635,000	4,635,000
				23,220,000

Texas : 11.58%
Other Municipal Debt : 1.92%
Texas PFA Commercial Paper Notes Series 2002-B (Miscellaneous Revenue)	0.14	5-6-2013	14,000,000	14,000,000
Texas PFA Commercial Paper Notes Series 2003 (Miscellaneous Revenue)	0.14	5-7-2013	11,900,000	11,900,000
Texas TRAN Series 2012 (Miscellaneous Revenue)	2.50	8-30-2013	34,000,000	34,256,564
				60,156,564

Variable Rate Demand Notes ø: 9.66%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	9-1-2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredericksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	9-1-2036	12,035,000	12,035,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (IDR)	0.34	7-1-2022	4,900,000	4,900,000
Clipper Tax-Exempt Certified Trust Series 2007-44 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.27	9-1-2014	28,780,000	28,780,000
Collin County TX Housing Finance Corporation Huntington Apartments Project Series 1996 (Housing Revenue, Northern Trust Company LOC)	0.22	12-1-2015	12,305,000	12,305,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificate Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	10-1-2018	15,000,000	15,000,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (IDR, CoBank ACB LOC)	0.23	3-1-2032	7,210,000	7,210,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23	2-15-2032	5,090,000	5,090,000

14

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, AGM Insured, Royal Bank of Canada LIQ) 144A	0.22%	6-1-2027	$9,000,000	$9,000,000
Harris County TX Industrial Development Corporation Deer Park Refining Limited Partnership Series 2004-A (Resource Recovery Revenue)	0.22	3-1-2023	38,975,000	38,975,000
Harris County TX Metropolitan Transit Authority Sales & Use Tax Series 2011A RBC Municipal Products Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.22	11-1-2041	5,000,000	5,000,000
Houston TX Water & Sewer System Revenue Series 2001-B P-PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA SPA)	0.28	12-1-2023	7,100,000	7,100,000
Panhandle Texas Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.22	8-1-2041	7,385,000	7,385,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (IDR)	0.24	3-1-2042	32,500,000	32,500,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.24	6-1-2041	45,000,000	45,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010B (Resource Recovery Revenue)	0.17	4-1-2040	3,000,000	3,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue)	0.24	7-1-2029	11,700,000	11,700,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals USA Incorporated Project (Resource Recovery Revenue)	0.24	3-1-2039	9,000,000	9,000,000
Tarrant County TX Cultural Education Facilities Finance Corporation Christus Health Series 2008-C-4 (Health Revenue, Bank of Montreal LOC)	0.21	7-1-2047	15,555,000	15,555,000
Texas Department Housing & Community Affairs Costa Ibiza Apartments Series 2008 (Housing Revenue, FHLMC LOC, FHLMC Insured)	0.22	8-1-2041	13,450,000	13,450,000
Texas Municipal Gas Acquisition & Supply Corporation Series D Morgan Stanley Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.52	12-15-2026	13,954,573	13,954,573
Texas Transportation Commission Highway Improvement Series 2012-A Morgan Stanley Series 2008-3312 (GO, Credit Suisse Bank LOC) 144A	0.22	4-1-2020	1,420,000	1,420,000
				302,359,573

Utah : 0.31%
Variable Rate Demand Note ø: 0.31%
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.26	12-1-2034	9,675,000	9,675,000

Vermont : 0.53%
Variable Rate Demand Notes ø: 0.53%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008-A (Health Revenue, TD Bank NA LOC)	0.20	10-1-2028	1,990,000	1,990,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	0.20	7-1-2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.20	10-1-2034	9,725,000	9,725,000

15

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004-A (Health Revenue, TD Bank NA LOC)	0.20%	10-1-2029	$1,880,000	$1,880,000
				16,735,000

Virginia : 0.96%
Variable Rate Demand Notes ø: 0.96%
Arlington County VA IDA Refunding MFHR Woodbury Park Apartments Project Series 2005-A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.21	3-1-2035	800,000	800,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.30	5-15-2042	18,335,000	18,335,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.25	12-1-2033	3,660,000	3,660,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.34	11-1-2034	4,975,000	4,975,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.34	11-1-2034	2,200,000	2,200,000
Virginia Commonwealth University Health System Authority Series 2008-A (Health Revenue, Branch Banking & Trust LOC)	0.18	7-1-2037	110,000	110,000
				30,080,000

Washington : 1.08%
Variable Rate Demand Notes ø: 1.08%
King County WA Housing Authority Summerfield Apartments Project for YWCA of Seattle-King County Series 2005 (Housing Revenue, U.S. Bank NA LOC)	0.24	9-1-2035	1,585,000	1,585,000
King County WA Sewer Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured) 144A	0.22	1-1-2039	17,890,000	17,890,000
Washington Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.22	7-1-2044	4,250,000	4,250,000
Washington Housing Finance Commission Nonprofit Revenue Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.19	6-1-2032	5,775,000	5,775,000
Washington Municipal Securities Trust Receipts Series 1996 SGB-13 (GO, Societe Generale LIQ)	0.28	5-1-2018	4,370,000	4,370,000
				33,870,000

Wisconsin : 4.36%
Other Municipal Debt : 0.09%
Wisconsin Rural Water Construction Loan Program BAN Series 2012 (Water & Sewer Revenue)	0.33	10-1-2013	3,000,000	3,008,401

Variable Rate Demand Notes ø: 4.27%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (IDR, CoBank ACB LOC)	0.23	5-1-2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010-B (IDR, Associated Bank NA LOC)	0.23	1-1-2027	3,320,000	3,320,000
PFA Wisconsin Midwestern Disaster Area Program Series 2011 (IDR, Farm Credit Services America LOC)	0.23	9-1-2036	7,800,000	7,800,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 1 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	5-1-2020	21,755,000	21,755,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 1 2009-6 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.22	5-1-2013	22,000,000	22,000,000
Wisconsin HEFA Ministry Health Care Incorporated Series 2009-B (Health Revenue)	0.24	8-1-2022	12,125,000	12,125,000
Wisconsin Housing & EDA Series 2003 E (Housing Revenue, AGM Insured, FHLB SPA)	0.27	5-1-2043	5,075,000	5,075,000

16

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Wisconsin Housing & EDA Series 2012-A (Housing Revenue, FHLB LIQ)		0.21%	5-1-2055	$19,100,000	$19,100,000
Wisconsin Housing & EDA Series 2012-B (Housing Revenue, FHLB LIQ)		0.21	5-1-2055	12,440,000	12,440,000
					133,615,000

Total Municipal Obligations (Cost $3,229,153,212)					3,229,153,212

Total investments in securities (Cost $3,229,153,212)*	103.14%				3,229,153,212
Other assets and liabilities, net	(3.14)				(98,332,851)

Total net assets	100.00%				$3,130,820,361

Ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
§	Security is subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

17

Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 1013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Treasury Plus Money Market Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements^^ : 50.77%
Bank of Nova Scotia, dated 4-30-2013, maturity value $645,102,509 (1)	0.14%	5-1-2013	$645,100,000	$645,100,000
Barclays Capital Incorporated, dated 4-1-2013, maturity value $100,009,972 (2) ¢±	0.15	5-1-2013	100,000,000	100,000,000
Barclays Capital Incorporated, dated 4-30-2013, maturity value $250,001,042 (3)	0.15	5-1-2013	250,000,000	250,000,000
BNP Paribas Securities Corporation, dated 4-30-2013, maturity value $250,000,972 (4)	0.14	5-1-2013	250,000,000	250,000,000
Credit Agricole, dated 4-25-2013, maturity value $250,004,375 (5)	0.09	5-2-2013	250,000,000	250,000,000
Credit Agricole, dated 4-30-2013, maturity value $400,001,778 (6)	0.16	5-1-2013	400,000,000	400,000,000
Credit Agricole, dated 4-30-2013, maturity value $500,001,944 (7)	0.14	5-1-2013	500,000,000	500,000,000
Deutsche Bank Securities, dated 4-29-2013, maturity value $250,003,889 (8)	0.08	5-6-2013	250,000,000	250,000,000
Deutsche Bank Securities, dated 4-30-2013, maturity value $300,001,250 (9)	0.15	5-1-2013	300,000,000	300,000,000
Goldman Sachs & Company, dated 4-30-2013, maturity value $100,000,222 (10)	0.08	5-1-2013	100,000,000	100,000,000
JPMorgan Securities, dated 4-1-2013, maturity value $1,625,163,854 (11) ¢±	0.14	5-1-2013	1,625,000,000	1,625,000,000
Merrill Pierce Fenner Smith Incorporated, dated 4-30-2013, maturity value $125,000,486 (12)	0.14	5-1-2013	125,000,000	125,000,000
Morgan Stanley & Company, dated 4-30-2013, maturity value $150,000,583 (13)	0.14	5-1-2013	150,000,000	150,000,000
Royal Bank of Scotland Securities Incorporated, dated 4-30-2013, maturity value $250,000,972 (14)	0.14	5-1-2013	250,000,000	250,000,000
SG Americas Securities LLC, dated 4-30-2013, maturity value $250,001,042 (15)	0.15	5-1-2013	250,000,000	250,000,000
Societe Generale NY, dated 4-24-2013, maturity value $250,003,403 (16)	0.07	5-1-2013	250,000,000	250,000,000

Total Repurchase Agreements (Cost $5,695,100,000)				5,695,100,000

Treasury Debt : 51.02%
U.S. Treasury Bill (z)	0.00	10-31-2013	100,000,000	99,959,556
U.S. Treasury Bill (z)	0.07	5-9-2013	300,000,000	299,995,074
U.S. Treasury Bill (z)	0.07	7-11-2013	300,000,000	299,960,063
U.S. Treasury Bill (z)	0.07	7-25-2013	300,000,000	299,953,250
U.S. Treasury Bill (z)	0.07	8-1-2013	250,000,000	249,944,428
U.S. Treasury Bill (z)	0.08	5-2-2013	400,000,000	399,999,129
U.S. Treasury Bill (z)	0.08	6-27-2013	450,000,000	449,942,287
U.S. Treasury Bill (z)	0.08	7-5-2013	250,000,000	249,961,813
U.S. Treasury Bill (z)	0.08	7-18-2013	450,000,000	449,926,522
U.S. Treasury Bill (z)	0.09	5-16-2013	200,000,000	199,992,917
U.S. Treasury Bill (z)	0.09	6-20-2013	250,000,000	249,969,444
U.S. Treasury Bill (z)	0.09	10-17-2013	150,000,000	149,937,329
U.S. Treasury Bill (z)	0.09	10-24-2013	100,000,000	99,957,956
U.S. Treasury Bill (z)	0.10	6-13-2013	200,000,000	199,977,306
U.S. Treasury Bill (z)	0.10	9-19-2013	200,000,000	199,922,157
U.S. Treasury Bill (z)	0.10	10-3-2013	200,000,000	199,913,674
U.S. Treasury Bill (z)	0.10	10-10-2013	200,000,000	199,911,800
U.S. Treasury Bill (z)	0.11	5-23-2013	150,000,000	149,989,841
U.S. Treasury Bill (z)	0.11	5-30-2013	375,000,000	374,967,617
U.S. Treasury Bill (z)	0.11	6-6-2013	150,000,000	149,983,500
U.S. Treasury Bill (z)	0.11	8-8-2013	100,000,000	99,969,475
U.S. Treasury Bill (z)	0.11	9-5-2013	100,000,000	99,960,753
U.S. Treasury Bill (z)	0.11	9-12-2013	150,000,000	149,939,048
U.S. Treasury Bill (z)	0.11	9-26-2013	150,000,000	149,933,400
U.S. Treasury Bill (z)	0.12	8-15-2013	100,000,000	99,965,256
U.S. Treasury Bill (z)	0.13	8-22-2013	150,000,000	149,937,613
Total Treasury Debt (Cost $5,723,871,208)				5,723,871,208

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund

Total investments in securities (Cost $11,418,971,208)*	101.79%	11,418,971,208
Other assets and liabilities, net	(1.79)	(201,260,941)

Total net assets	100.00%	$11,217,710,267

^^	Collateralized by:
(1)	U.S. government securities, 0.00% to 5.25%, 1-15-2014 to 1-15-2029, fair value including accrued interest is $658,002,049.
(2)	U.S. government securities, 0.25% to 2.75%, 10-15-2015 to 2-28-2018, fair value including accrued interest is $102,000,045.
(3)	U.S. government securities, 0.38% to 4.50%, 2-15-2016 to 4-15-2039, fair value including accrued interest is $255,000,091.
(4)	U.S. government securities, 0.25% to 2.38%, 4-30-2014 to 8-15-2015, fair value including accrued interest is $255,000,068.
(5)	U.S. government securities, 1.75% to 5.50%, 1-31-2014 to 8-15-2028, fair value including accrued interest is $255,000,091.
(6)	U.S. government securities, 0.75% to 2.00%, 8-15-2013 to 1-15-2014, fair value including accrued interest is $408,000,093.
(7)	U.S. government securities, 2.63%, 12-31-2014 to 11-15-2020, fair value including accrued interest is $510,000,076.
(8)	U.S. government securities, 0.25% to 4.50%, 11-30-2014 to 8-15-2042, fair value including accrued interest is $255,000,050.
(9)	U.S. government securities, 0.00% to 3.00%, 2-15-2015 to 11-15-2022, fair value including accrued interest is $306,000,031.
(10)	U.S. government securities, 4.25% to 6.88%, 8-15-2025 to 5-15-2039, fair value including accrued interest is $102,000,063.
(11)	U.S. government securities, 1.63% to 3.88%, 1-15-2014 to 4-15-2032, fair value including accrued interest is $1,657,502,873.
(12)	U.S. government security, 3.13%, 2-15-2042, fair value including accrued interest is $127,500,064.
(13)	U.S. government securities, 0.00% to 6.00%, 10-24-2013 to 2-15-2026, fair value including accrued interest is $153,000,099.
(14)	U.S. government securities, 0.13% to 1.13%, 7-31-2014 to 4-30-2020, fair value including accrued interest is $255,003,141.
(15)	U.S. government securities, 0.00% to 0.50%, 7-25-2013 to 7-31-2017, fair value including accrued interest is $255,000,021.
(16)	U.S. government securities, 0.38% to 4.00%, 1-15-2014 to 2-15-2043, fair value including accrued interest is $255,000,121.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

2

Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Capital Growth Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 100.13%
Consumer Discretionary : 25.67%
Auto Components : 1.49%
Delphi Automotive plc	157,950	$7,298,870

Hotels, Restaurants & Leisure : 2.15%
Starbucks Corporation	172,674	10,505,486

Internet & Catalog Retail : 5.97%
Amazon.com Incorporated †	57,240	14,528,084
Expedia Incorporated	114,450	6,390,888
priceline.com Incorporated †	11,860	8,254,441
		29,173,413

Media : 4.89%
CBS Corporation Class B	170,070	7,785,805
Discovery Communications Incorporated Class A «†	83,400	6,573,588
Liberty Global Incorporated Series C «†	34,800	2,354,220
Virgin Media Incorporated «	147,400	7,190,172
		23,903,785

Multiline Retail : 1.69%
Dollar General Corporation †	142,965	7,447,047
Nordstrom Incorporated	14,300	809,237
		8,256,284

Specialty Retail : 6.48%
Home Depot Incorporated	202,100	14,824,035
Limited Brands Incorporated	140,000	7,057,400
TJX Companies Incorporated	201,000	9,802,770
		31,684,205

Textiles, Apparel & Luxury Goods : 3.00%
lululemon athletica incorporated «†	58,200	4,430,766
Pvh Corporation	49,350	5,695,484
Ralph Lauren Corporation	24,950	4,504,243
		14,630,493

Consumer Staples : 4.61%
Beverages : 3.42%
Anheuser-Busch Companies Incorporated ADR «	95,300	9,112,586
Constellation Brands Incorporated Class A †	154,100	7,604,835
		16,717,421

Food & Staples Retailing : 1.19%
CVS Caremark Corporation	99,650	5,797,637

Energy : 3.15%
Oil, Gas & Consumable Fuels : 3.15%
Pioneer Natural Resources Company	64,180	7,844,721
The Williams Companies Incorporated	197,700	7,538,301
		15,383,022

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Capital Growth Fund

Security name	Shares	Value
Financials : 4.92%
Capital Markets : 1.87%
Affiliated Managers Group Incorporated †	34,672	$5,397,737
Ameriprise Financial Incorporated	50,200	3,741,406
		9,139,143

Diversified Financial Services : 1.66%
Intercontinental Exchange Incorporated †	49,800	8,113,914

Real Estate Management & Development : 1.39%
CBRE Group Incorporated †	280,000	6,781,600

Health Care : 14.95%
Biotechnology : 4.18%
Amgen Incorporated	49,745	5,183,926
Celgene Corporation †	30,850	3,642,460
Gilead Sciences Incorporated †	228,900	11,591,496
		20,417,882

Health Care Providers & Services : 4.08%
Cardinal Health Incorporated	163,850	7,245,447
Catamaran Corporation †	80,500	4,647,265
HCA Holdings Incorporated	201,700	8,045,813
		19,938,525

Health Care Technology : 0.80%
Cerner Corporation «†	40,350	3,904,670

Life Sciences Tools & Services : 1.07%
Agilent Technologies Incorporated	126,600	5,246,304

Pharmaceuticals : 4.82%
Allergan Incorporated	63,990	7,266,065
Novartis AG ADR	97,650	7,202,664
Sanofi ADR «	170,742	9,109,086
		23,577,815

Industrials : 11.96%
Aerospace & Defense : 1.61%
Precision Castparts Corporation	41,031	7,848,820

Electrical Equipment : 1.58%
Eaton Corporation plc	125,900	7,731,519

Machinery : 0.73%
Cummins Incorporated	33,461	3,559,916

Road & Rail : 6.37%
Hertz Global Holdings Incorporated «†	318,300	7,664,664
Kansas City Southern Railway Company	87,250	9,516,358
Union Pacific Corporation	94,389	13,965,796
		31,146,818

Trading Companies & Distributors : 1.67%
W.W. Grainger Incorporated	33,189	8,180,093

2

Wells Fargo Advantage Capital Growth Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name		Shares	Value
Information Technology : 26.42%
Computers & Peripherals : 5.32%
Apple Incorporated		58,725	$26,000,494

Internet Software & Services : 9.14%
eBay Incorporated †		204,500	10,713,755
Facebook Incorporated Class A †		171,750	4,767,780
Google Incorporated Class A †		26,900	22,180,933
LinkedIn Corporation Class A †		36,650	7,040,099
			44,702,567

IT Services : 9.83%
Accenture plc «		168,443	13,717,998
Alliance Data Systems Corporation «†		59,200	10,168,784
MasterCard Incorporated Class A		18,310	10,124,145
Visa Incorporated Class A «		83,200	14,015,872
			48,026,799

Semiconductors & Semiconductor Equipment : 0.14%
ARM Holdings plc ADR		14,383	671,620

Software : 1.99%
Salesforce.com Incorporated «†		179,650	7,385,412
VMware Incorporated †		33,500	2,361,750
			9,747,162

Materials : 5.17%
Chemicals : 5.17%
Airgas Incorporated		63,850	6,171,103
Monsanto Company		105,150	11,232,123
Sherwin-Williams Company		42,900	7,855,419
			25,258,645

Telecommunication Services : 3.28%
Wireless Telecommunication Services : 3.28%
Crown Castle International Corporation †		128,750	9,913,750
QUALCOMM Incorporated		99,012	6,101,119
			16,014,869

Total Common Stocks (Cost $415,962,791)			489,359,791

	Yield
Short-Term Investments : 12.79%
Investment Companies : 12.79%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	5,200,367	5,200,367
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.18	57,315,675	57,315,675

Total Short-Term Investments (Cost $62,516,042)			62,516,042

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Capital Growth Fund

Total investments in securities (Cost $478,478,833)*	112.92%	551,875,833
Other assets and liabilities, net	(12.92)	(63,123,440)

Total net assets	100.00%	$488,752,393

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $481,858,316 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$76,783,425
Gross unrealized depreciation	(6,765,908)

Net unrealized appreciation	$70,017,517

4

Wells Fargo Advantage Capital Growth Fund (the “Fund”)

Notes to Portfolio of Investments – April 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$489,359,791	$0	$0	$489,359,791
Short-term investments
Investment companies	5,200,367	57,315,675	0	62,516,042

	$494,560,158	$57,315,675	$0	$551,875,833

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 99.53%
Consumer Discretionary : 11.14%
Auto Components : 0.60%
Dana Holding Corporation	83,688	$1,443,612
The Goodyear Tire & Rubber Company †	81,628	1,019,942
		2,463,554

Automobiles : 0.94%
Ford Motor Company	279,852	3,836,771

Diversified Consumer Services : 0.11%
Apollo Group Incorporated Class A †	24,350	447,310

Hotels, Restaurants & Leisure : 0.67%
Starbucks Corporation	23,515	1,430,653
Starwood Hotels & Resorts Worldwide Incorporated	20,017	1,291,497
		2,722,150

Internet & Catalog Retail : 0.32%
Expedia Incorporated	23,213	1,296,214

Media : 4.13%
Comcast Corporation Class A	112,981	4,666,115
DIRECTV Group Incorporated †	32,517	1,839,162
Gannett Company Incorporated «	25,692	517,951
News Corporation Class A	122,595	3,796,767
Time Warner Incorporated	36,916	2,206,838
Walt Disney Company	60,473	3,800,123
		16,826,956

Multiline Retail : 0.99%
Dollar General Corporation †	59,155	3,081,384
Macy’s Incorporated	21,900	976,740
		4,058,124

Specialty Retail : 3.38%
Best Buy Company Incorporated	35,883	932,599
Gap Incorporated	19,705	748,593
Home Depot Incorporated	66,028	4,843,154
Lowe’s Companies Incorporated	82,788	3,180,715
PetSmart Incorporated	21,223	1,448,258
Staples Incorporated «	80,698	1,068,442
TJX Companies Incorporated	31,601	1,541,181
		13,762,942

Consumer Staples : 10.11%
Beverages : 1.86%
Coca-Cola Enterprises Incorporated	19,157	701,721
Molson Coors Brewing Company	20,510	1,058,316
Monster Beverage Corporation †	50,745	2,862,018
The Coca-Cola Company	69,530	2,943,205
		7,565,260

Food & Staples Retailing : 3.51%
Costco Wholesale Corporation	19,973	2,165,672

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name	Shares	Value
Food & Staples Retailing (continued)
CVS Caremark Corporation	88,170	$5,129,731
Kroger Company	67,725	2,328,386
Safeway Incorporated	79,311	1,786,084
Wal-Mart Stores Incorporated	37,407	2,907,272
		14,317,145

Food Products : 2.24%
Archer Daniels Midland Company	97,057	3,294,115
Hormel Foods Corporation	4,943	203,998
Kraft Foods Group Incorporated	23,081	1,188,441
The Hershey Company	33,907	3,023,148
Tyson Foods Incorporated Class A	57,477	1,415,659
		9,125,361

Household Products : 1.35%
Kimberly-Clark Corporation	12,752	1,315,879
Procter & Gamble Company	54,420	4,177,823
		5,493,702

Personal Products : 0.52%
Herbalife Limited «	53,714	2,132,983

Tobacco : 0.63%
Altria Group Incorporated	57,363	2,094,323
Philip Morris International	4,848	463,420
		2,557,743

Energy : 11.27%
Energy Equipment & Services : 1.28%
Diamond Offshore Drilling Incorporated «	7,390	510,649
Ensco plc Class A	13,985	806,655
Halliburton Company	35,092	1,500,885
Schlumberger Limited	32,005	2,382,132
		5,200,321

Oil, Gas & Consumable Fuels : 9.99%
Chevron Corporation	82,689	10,088,885
ConocoPhillips Company	71,253	4,307,244
Exxon Mobil Corporation	164,915	14,675,786
Marathon Oil Corporation	1,101	35,970
Marathon Petroleum Corporation	45,409	3,558,249
Murphy Oil Corporation	3,473	215,639
Phillips 66 Company	35,261	2,149,158
Tesoro Corporation	44,587	2,380,946
Valero Energy Corporation	82,240	3,315,917
		40,727,794

Financials : 15.09%
Capital Markets : 1.78%
Bank of New York Mellon Corporation	102,678	2,897,573
Goldman Sachs Group Incorporated	12,951	1,891,753
State Street Corporation	41,720	2,439,368
		7,228,694

2

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Commercial Banks : 2.03%
Fifth Third Bancorp	160,151	$2,727,372
Huntington Bancshares Incorporated	165,946	1,189,833
KeyCorp	66,449	662,497
Regions Financial Corporation	115,969	984,577
SunTrust Banks Incorporated	30,840	902,070
US Bancorp	54,152	1,802,179
		8,268,528

Consumer Finance : 0.34%
Discover Financial Services	31,985	1,399,024

Diversified Financial Services : 3.74%
Citigroup Incorporated	139,076	6,489,286
JPMorgan Chase & Company	124,006	6,077,534
Leucadia National Corporation	68,180	2,106,080
NASDAQ OMX Group Incorporated	19,406	572,089
		15,244,989

Insurance : 4.49%
ACE Limited	4,275	381,074
AFLAC Incorporated	47,944	2,610,071
Allstate Corporation	13,478	663,926
American Financial Group Incorporated	44,603	2,152,987
American International Group Incorporated †	21,525	891,566
Berkshire Hathaway Incorporated Class B †	46,967	4,993,531
Lincoln National Corporation	13,727	466,855
MetLife Incorporated	57,307	2,234,400
The Travelers Companies Incorporated	30,528	2,607,396
XL Group plc	41,885	1,304,299
		18,306,105

REITs : 2.71%
Equity Residential	7,449	432,489
HCP Incorporated	53,285	2,840,091
Host Hotels & Resorts Incorporated «	165,866	3,030,372
Simon Property Group Incorporated	21,175	3,770,632
Ventas Incorporated	12,314	980,564
		11,054,148

Health Care : 13.56%
Biotechnology : 1.01%
Amgen Incorporated	29,110	3,033,553
Celgene Corporation †	9,206	1,086,952
		4,120,505

Health Care Equipment & Supplies : 2.10%
Abbott Laboratories	47,084	1,738,341
Boston Scientific Corporation †	282,870	2,118,696
Covidien plc	18,501	1,181,104
Medtronic Incorporated	75,344	3,517,058
		8,555,199

Health Care Providers & Services : 3.12%
Aetna Incorporated	40,235	2,311,098
AmerisourceBergen Corporation «	45,646	2,470,362
CIGNA Corporation	10,677	706,497

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name	Shares	Value
Health Care Providers & Services (continued)
Humana Incorporated	19,428	$1,439,809
McKesson Corporation	25,654	2,714,706
UnitedHealth Group Incorporated	38,780	2,324,085
WellPoint Incorporated	10,084	735,325
		12,701,882

Life Sciences Tools & Services : 0.10%
Thermo Fisher Scientific Incorporated	5,138	414,534

Pharmaceuticals : 7.23%
AbbVie Incorporated	47,482	2,186,546
Bristol-Myers Squibb Company	89,311	3,547,433
Eli Lilly & Company	46,255	2,561,602
Johnson & Johnson Services Incorporated	111,620	9,513,373
Merck & Company Incorporated	99,165	4,660,755
Pfizer Incorporated	240,817	7,000,550
		29,470,259

Industrials : 9.59%
Aerospace & Defense : 3.39%
Boeing Company	30,426	2,781,241
General Dynamics Corporation	15,255	1,128,260
L-3 Communications Holdings Incorporated	26,042	2,115,913
Lockheed Martin Corporation	19,816	1,963,567
Northrop Grumman Corporation	33,790	2,559,255
Raytheon Company	33,409	2,050,644
Textron Incorporated «	47,466	1,222,250
		13,821,130

Air Freight & Logistics : 0.36%
FedEx Corporation	15,767	1,482,256

Airlines : 0.31%
Southwest Airlines Company	93,754	1,284,430

Commercial Services & Supplies : 1.21%
Pitney Bowes Incorporated «	52,569	718,618
RR Donnelley & Sons Company «	98,261	1,209,593
Tyco International Limited ADR	93,415	3,000,490
		4,928,701

Construction & Engineering : 0.63%
Fluor Corporation	44,800	2,552,704

Industrial Conglomerates : 2.17%
General Electric Company	396,183	8,830,919

Machinery : 1.03%
Caterpillar Incorporated	36,371	3,079,533
Snap-On Incorporated	381	32,842
Timken Company	20,497	1,077,527
		4,189,902

Professional Services : 0.02%
Robert Half International Incorporated	2,491	81,755

4

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Road & Rail : 0.47%
CSX Corporation	57,243	$1,407,605
Ryder System Incorporated	9,027	524,198
		1,931,803

Information Technology : 17.57%
Communications Equipment : 2.43%
Cisco Systems Incorporated	202,935	4,245,400
Motorola Solutions Incorporated	48,505	2,774,486
QUALCOMM Incorporated	46,878	2,888,622
		9,908,508

Computers & Peripherals : 5.06%
Apple Incorporated	26,556	11,757,669
Dell Incorporated	80,871	1,083,671
EMC Corporation †	66,063	1,481,793
Hewlett-Packard Company	75,939	1,564,343
Seagate Technology plc	57,356	2,104,965
Western Digital Corporation	47,485	2,624,971
		20,617,412

Electronic Equipment, Instruments & Components : 0.24%
Corning Incorporated	68,325	990,713

Internet Software & Services : 0.99%
eBay Incorporated †	25,384	1,329,868
Google Incorporated Class A †	1,959	1,615,333
Yahoo! Incorporated †	44,477	1,099,916
		4,045,117

IT Services : 2.65%
Accenture plc	17,899	1,457,695
Computer Sciences Corporation	22,678	1,062,464
International Business Machines Corporation	11,182	2,264,802
SAIC Incorporated «	149,890	2,239,357
Total System Services Incorporated	53,682	1,267,969
Western Union Company «	169,898	2,516,189
		10,808,476

Office Electronics : 0.42%
Xerox Corporation	198,373	1,702,040

Semiconductors & Semiconductor Equipment : 1.73%
Amkor Technology Incorporated †«	73,992	312,986
Applied Materials Incorporated	113,066	1,640,588
Intel Corporation	167,363	4,008,344
LSI Corporation †	165,534	1,082,592
		7,044,510

Software : 4.05%
Microsoft Corporation	275,003	9,102,599
Oracle Corporation	178,207	5,841,625
Symantec Corporation †	64,472	1,566,670
		16,510,894

5

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name	Shares	Value
Materials : 2.42%
Chemicals : 1.66%
CF Industries Holdings Incorporated	11,658	$2,174,334
E.I. du Pont de Nemours & Company	50,353	2,744,742
LyondellBasell Industries NV Class A	30,686	1,862,640
		6,781,716

Containers & Packaging : 0.22%
Ball Corporation	5,247	231,498
Owens-Illinois Incorporated †	24,399	641,206
		872,704

Metals & Mining : 0.07%
United States Steel Corporation «	16,569	294,928

Paper & Forest Products : 0.47%
International Paper Company	40,309	1,893,717

Telecommunication Services : 4.07%
Diversified Telecommunication Services : 3.72%
AT&T Incorporated	216,616	8,114,435
Verizon Communications Incorporated	131,050	7,064,906
		15,179,341

Wireless Telecommunication Services : 0.35%
Sprint Nextel Corporation †	202,080	1,424,664

Utilities : 4.71%
Electric Utilities : 1.53%
Edison International	31,642	1,702,340
Entergy Corporation	16,234	1,156,348
Exelon Corporation	55,887	2,096,321
PPL Corporation	37,972	1,267,505
		6,222,514

Gas Utilities : 0.14%
AGL Resources Incorporated	12,940	567,419

Independent Power Producers & Energy Traders : 0.50%
AES Corporation	100,692	1,395,591
NRG Energy Incorporated	23,435	653,133
		2,048,724

Multi-Utilities : 2.54%
Ameren Corporation	56,916	2,063,205
CenterPoint Energy Incorporated	56,527	1,395,086
Consolidated Edison Incorporated	9,917	631,217
DTE Energy Company	16,496	1,202,228
PG&E Corporation	42,345	2,051,192
Public Service Enterprise Group Incorporated	82,124	3,006,560
		10,349,488

Total Common Stocks (Cost $263,095,387)		405,664,682

6

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 4.57%
Investment Companies : 4.57%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	2,400,758	$2,400,758
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.18	16,198,549	16,198,549

Total Short-Term Investments (Cost $18,599,307)				18,599,307

Total investments in securities (Cost $281,694,694)*	104.10%			424,263,989
Other assets and liabilities, net	(4.10)			(16,691,686)

Total net assets	100.00%			$407,572,303

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $282,892,099 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$143,522,100
Gross unrealized depreciation	(2,150,210)

Net unrealized appreciation	$141,371,890

7

Wells Fargo Advantage Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$405,664,682	$0	$0	$405,664,682
Short-term investments
Investment companies	2,400,758	16,198,549	0	18,599,307

	$408,065,440	$16,198,549	$0	$424,263,989

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Endeavor Select Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 97.39%
Consumer Discretionary : 24.33%
Hotels, Restaurants & Leisure : 2.85%
Starbucks Corporation	274,047	$16,673,019

Internet & Catalog Retail : 5.30%
Amazon.com Incorporated †	77,700	19,721,037
priceline.com Incorporated †	16,200	11,275,038
		30,996,075

Media : 5.45%
CBS Corporation Class B	268,500	12,291,930
Discovery Communications Incorporated Class A «†	120,000	9,458,400
Liberty Global Incorporated Series C «†	149,100	10,086,615
		31,836,945

Multiline Retail : 2.21%
Dollar General Corporation †	247,484	12,891,442

Specialty Retail : 8.52%
Home Depot Incorporated	265,300	19,459,755
Limited Brands Incorporated	280,900	14,160,169
TJX Companies Incorporated	332,000	16,191,640
		49,811,564

Consumer Staples : 4.93%
Beverages : 4.93%
Anheuser-Busch Companies Incorporated ADR «	143,900	13,759,718
Constellation Brands Incorporated Class A †	304,900	15,046,815
		28,806,533

Energy : 4.23%
Oil, Gas & Consumable Fuels : 4.23%
Pioneer Natural Resources Company	103,400	12,638,582
The Williams Companies Incorporated	316,700	12,075,771
		24,714,353

Financials : 4.04%
Diversified Financial Services : 2.29%
Intercontinental Exchange Incorporated †	82,100	13,376,553

Real Estate Management & Development : 1.75%
CBRE Group Incorporated †	423,200	10,249,904

Health Care : 11.20%
Biotechnology : 2.94%
Gilead Sciences Incorporated †	339,600	17,197,344

Health Care Providers & Services : 1.90%
HCA Holdings Incorporated	277,762	11,079,926

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Endeavor Select Fund

Security name	Shares	Value
Life Sciences Tools & Services : 1.71%
Agilent Technologies Incorporated	241,600	$10,011,904

Pharmaceuticals : 4.65%
Allergan Incorporated	111,500	12,660,825
Sanofi ADR	272,484	14,537,021
		27,197,846

Industrials : 13.76%
Aerospace & Defense : 2.22%
Precision Castparts Corporation	67,742	12,958,367

Electrical Equipment : 2.07%
Eaton Corporation plc	196,800	12,085,488

Machinery : 1.58%
Cummins Incorporated	87,094	9,265,931

Road & Rail : 5.98%
Hertz Global Holdings Incorporated «†	540,000	13,003,200
Union Pacific Corporation	148,414	21,959,335
		34,962,535

Trading Companies & Distributors : 1.91%
W.W. Grainger Incorporated	45,300	11,165,091

Information Technology : 26.55%
Communications Equipment : 1.78%
QUALCOMM Incorporated	168,543	10,385,620

Computers & Peripherals : 5.27%
Apple Incorporated	69,549	30,792,820

Internet Software & Services : 9.85%
eBay Incorporated †	318,400	16,680,976
Google Incorporated Class A †	35,575	29,334,078
LinkedIn Corporation Class A †	60,300	11,583,027
		57,598,081

IT Services : 6.85%
Accenture plc	218,300	17,778,352
Alliance Data Systems Corporation †	13,500	2,309,702
Visa Incorporated Class A «	118,400	19,945,664
		40,033,718

Semiconductors & Semiconductor Equipment : 0.20%
ARM Holdings plc ADR	25,617	1,196,196

Software : 2.60%
Salesforce.com Incorporated «†	270,500	11,120,255
VMware Incorporated †	58,100	4,096,050
		15,216,305

Materials : 5.11%
Chemicals : 5.11%
Monsanto Company	172,600	18,437,132

2

Wells Fargo Advantage Endeavor Select Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name			Shares	Value
Chemicals (continued)
Sherwin-Williams Company			62,300	$11,407,753
				29,844,885

Telecommunication Services : 3.24%
Wireless Telecommunication Services : 3.24%
Crown Castle International Corporation †			245,700	18,918,900

Total Common Stocks (Cost $419,629,852)				569,267,345

Short-Term Investments : 9.81%

		Yield
Investment Companies : 9.81%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	16,329,892	16,329,892
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.18	41,035,525	41,035,525

Total Short-Term Investments (Cost $57,365,417)				57,365,417

Total investments in securities (Cost $476,995,269)*	107.20%			626,632,762
Other assets and liabilities, net	(7.20)			(42,069,789)

Total net assets	100.00%			$584,562,973

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $481,980,329 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$151,688,719
Gross unrealized depreciation	(7,036,286)

Net unrealized appreciation	$144,652,433

3

Wells Fargo Advantage Endeavor Select Fund

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$569,267,345	$0	$0	$569,267,345
Short-term investments
Investment companies	16,329,892	41,035,525	0	57,365,417

	$585,597,237	$41,035,525	$0	$626,632,762

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2

Wells Fargo Advantage Growth Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.90%
Consumer Discretionary : 24.12%
Auto Components : 0.17%
Delphi Automotive plc	385,000	$17,790,850

Distributors : 0.58%
LKQ Corporation †	2,511,000	60,464,880

Hotels, Restaurants & Leisure : 2.46%
Chipotle Mexican Grill Incorporated †	460,000	167,067,400
Life Time Fitness Incorporated «†	5,000	230,900
Seaworld Entertainment Incorporated «†	209,911	7,053,010
Starbucks Corporation	1,385,000	84,263,400
		258,614,710

Internet & Catalog Retail : 5.40%
Amazon.com Incorporated †	703,000	178,428,430
HomeAway Incorporated «†**(l)	4,290,000	131,059,500
priceline.com Incorporated †	175,000	121,798,250
Shutterfly Incorporated «†**(l)	2,925,000	130,250,250
TripAdvisor Incorporated †	125,000	6,572,500
		568,108,930

Multiline Retail : 3.35%
Dollar General Corporation †	1,162,000	60,528,580
Dollar Tree Incorporated †	6,140,000	292,018,400
		352,546,980

Specialty Retail : 9.23%
Cabela’s Incorporated †	175,000	11,235,000
CarMax Incorporated †	4,676,000	215,283,040
Dick’s Sporting Goods Incorporated	2,165,000	104,136,500
DSW Incorporated Class A «	800,000	52,896,000
GNC Holdings Incorporated Class A «	1,680,000	76,154,400
Hibbett Sports Incorporated «†	340,000	18,649,000
Tractor Supply Company	1,400,000	150,038,000
Ulta Salon Cosmetics & Fragrance Incorporated †	2,300,000	201,595,000
Vitamin Shoppe Incorporated «†**(l)	2,857,872	140,464,409
		970,451,349

Textiles, Apparel & Luxury Goods : 2.93%
lululemon athletica incorporated «†	2,255,000	171,673,150
Michael Kors Holdings Limited †	1,022,000	58,192,680
Under Armour Incorporated Class A «†	1,365,000	77,914,200
		307,780,030

Consumer Staples : 5.42%
Beverages : 0.06%
Monster Beverage Corporation †	100,000	5,640,000

Food & Staples Retailing : 4.94%
Costco Wholesale Corporation	265,000	28,733,950
The Fresh Market Incorporated «†**(l)	3,975,000	162,696,750

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Growth Fund

Security name	Shares	Value
Food & Staples Retailing (continued)
Whole Foods Market Incorporated	3,715,000	$328,108,800
		519,539,500

Personal Products : 0.42%
Estee Lauder Companies Incorporated Class A	641,000	44,453,350

Energy : 5.51%
Energy Equipment & Services : 0.50%
Schlumberger Limited	700,700	52,153,101

Oil, Gas & Consumable Fuels : 5.01%
Concho Resources Incorporated †	2,305,000	198,529,650
Energy XXI (Bermuda) Limited **(l)	4,119,000	93,666,060
Oasis Petroleum Incorporated †	1,650,000	56,479,500
Pioneer Natural Resources Company	1,455,000	177,844,650
		526,519,860

Financials : 3.85%
Capital Markets : 1.62%
Financial Engines Incorporated «	1,075,000	39,097,750
TD Ameritrade Holding Corporation	6,607,000	131,545,370
		170,643,120

Consumer Finance : 1.65%
American Express Company	2,536,000	173,487,760

Diversified Financial Services : 0.58%
MarketAxess Holdings Incorporated	1,435,845	60,764,960

Health Care : 16.68%
Biotechnology : 8.26%
Alexion Pharmaceuticals Incorporated †	2,760,000	270,480,000
Biogen Idec Incorporated †	345,000	75,530,850
BioMarin Pharmaceutical Incorporated «†	780,000	51,168,000
Celgene Corporation †	1,865,000	220,200,550
Gilead Sciences Incorporated †	1,900,000	96,216,000
Medivation Incorporated †	958,000	50,496,180
Onyx Pharmaceuticals Incorporated «†	968,000	91,766,400
Regeneron Pharmaceutical Incorporated «†	60,000	12,908,400
		868,766,380

Health Care Equipment & Supplies : 1.51%
Covidien plc	1,471,300	93,927,792
Intuitive Surgical Incorporated †	92,000	45,290,680
NxStage Medical Incorporated †	1,720,000	19,212,400
		158,430,872

Health Care Providers & Services : 2.45%
AmerisourceBergen Corporation «	2,144,000	116,033,280
Catamaran Corporation †	1,905,000	109,975,650
Express Scripts Holding Corporation †	540,000	32,059,800
		258,068,730

2

Wells Fargo Advantage Growth Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Health Care Technology : 1.79%
Cerner Corporation «†	1,940,000	$187,733,800

Life Sciences Tools & Services : 1.18%
Mettler-Toledo International Incorporated «†	594,000	124,122,240

Pharmaceuticals : 1.49%
Allergan Incorporated	447,000	50,756,850
Mylan Laboratories Incorporated †	400,000	11,644,000
Perrigo Company	161,000	19,225,010
Shire plc ADR	804,000	75,286,560
		156,912,420

Industrials : 7.62%
Aerospace & Defense : 1.68%
Precision Castparts Corporation	472,000	90,288,880
The Boeing Company	171,000	15,631,110
United Technologies Corporation	774,000	70,658,460
		176,578,450

Air Freight & Logistics : 0.63%
United Parcel Service Incorporated Class B	769,000	66,010,960

Building Products : 0.28%
Fortune Brands Home & Security Incorporated †	801,000	29,148,390

Industrial Conglomerates : 0.52%
Danaher Corporation	900,000	54,846,000

Machinery : 0.60%
Flowserve Corporation	399,500	63,168,940

Professional Services : 0.05%
Verisk Analytics Incorporated Class A †	85,000	5,209,650

Road & Rail : 3.86%
J.B. Hunt Transport Services Incorporated	421,000	29,920,470
Kansas City Southern Railway Company	2,390,000	260,677,300
Norfolk Southern Corporation	640,000	49,548,800
Union Pacific Corporation	449,000	66,434,040
		406,580,610

Information Technology : 32.35%
Communications Equipment : 2.53%
Aruba Networks Incorporated «†	700,000	15,743,000
Cisco Systems Incorporated	1,738,000	36,358,960
Palo Alto Networks Incorporated †	690,000	37,329,000
QUALCOMM Incorporated	2,870,000	176,849,400
		266,280,360

Computers & Peripherals : 3.29%
Apple Incorporated	750,000	332,062,500
EMC Corporation †	601,000	13,480,430
		345,542,930

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Growth Fund

Security name		Shares	Value
Internet Software & Services : 11.34%
Akamai Technologies Incorporated †		991,000	$43,514,810
eBay Incorporated †		6,994,000	366,415,660
Facebook Incorporated Class A †		993,000	27,565,680
Google Incorporated Class A †		508,000	418,881,560
Marin Software Incorporated «†		248,177	3,648,202
Mercadolibre Incorporated «		1,462,000	147,062,580
Rackspace Hosting Incorporated «†		3,850,000	185,570,000
			1,192,658,492

IT Services : 5.94%
Alliance Data Systems Corporation «†		854,000	146,691,580
Cognizant Technology Solutions Corporation Class A †		2,815,000	182,412,000
MasterCard Incorporated Class A		370,000	204,584,100
Visa Incorporated Class A		540,000	90,968,400
			624,656,080

Semiconductors & Semiconductor Equipment : 3.07%
Avago Technologies Limited		972,000	31,065,120
Linear Technology Corporation		431,500	15,749,750
Maxim Integrated Products Incorporated		1,495,000	46,240,350
Microchip Technology Incorporated «		4,191,661	152,660,294
Silicon Laboratories Incorporated †		1,400,000	55,594,000
Xilinx Incorporated		550,000	20,850,500
			322,160,014

Software : 6.18%
BroadSoft Incorporated «†		475,000	12,141,000
Citrix Systems Incorporated †		1,505,000	93,565,850
Fleetmatics Group plc «†		1,000,013	23,470,305
Fortinet Incorporated †		7,375,000	132,455,000
Red Hat Incorporated †		230,000	11,023,900
Salesforce.com Incorporated «†		1,568,000	64,460,480
Solarwinds Incorporated †		1,580,186	80,352,458
Sourcefire Incorporated «†		955,000	45,610,800
Splunk Incorporated †		1,070,000	43,656,000
Synchronoss Technologies Incorporated «†		950,000	26,923,000
Ultimate Software Group Incorporated †		1,010,000	97,555,900
VMware Incorporated †		265,000	18,682,500
			649,897,193

Materials : 3.35%
Chemicals : 3.35%
Airgas Incorporated		551,000	53,254,150
Monsanto Company		1,356,000	144,847,920
Praxair Incorporated		1,350,000	154,305,000
			352,407,070

Total Common Stocks (Cost $7,608,503,727)			10,398,138,961

Short-Term Investments : 10.64%

	Yield
Investment Companies : 10.64%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	175,801,574	175,801,574

4

Wells Fargo Advantage Growth Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.18%	942,085,863	$942,085,863
				1,117,887,437

Total Short-Term Investments (Cost $1,117,887,437)				1,117,887,437

Total investments in securities (Cost $8,726,391,164)*	109.54%			11,516,026,398
Other assets and liabilities, net	(9.54)			(1,002,523,260)

Total net assets	100.00%			$10,513,503,138

†	Non-income-earning security
«	All or a portion of this security is on loan.
**	Represents an affiliate of the Fund under Section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940,as amended, as the Fund holds 5% or more of the issuer’s outstanding voting shares.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $8,754,706,887 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,862,024,874
Gross unrealized depreciation	(100,705,363)

Net unrealized appreciation	$2,761,319,511

5

Wells Fargo Advantage Growth Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$10,398,138,961	$0	$0	$10,398,138,961
Short-term investments
Investment companies	175,801,574	942,085,863	0	1,117,887,437

	$10,573,940,535	$942,085,863	$0	$11,516,026,398

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Energy XXI (Bermuda) Limited	1,624,100	2,494,900	0	4,119,000	$93,666,060
HomeAway Incorporated	3,089,470	1,200,530	0	4,290,000	131,059,500
Shutterfly Incorporated	2,466,100	575,000	116,100	2,925,000	130,250,250
The Fresh Market Incorporated	2,197,000	1,827,000	49,000	3,975,000	162,696,750
Vitamin Shoppe Incorporated	1,423,800	1,449,072	15,000	2,857,872	140,464,409

					$658,136,969

Wells Fargo Advantage Intrinsic Value Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 97.22%
Consumer Discretionary : 13.99%
Auto Components : 2.53%
TRW Automotive Holdings Corporation †	470,500	$28,262,935

Media : 6.35%
Time Warner Incorporated	657,200	39,287,416
Walt Disney Company	501,300	31,501,692
		70,789,108

Multiline Retail : 1.80%
PPR SA ADR «	912,000	20,085,614

Specialty Retail : 3.31%
Home Depot Incorporated	346,600	25,423,110
Tiffany & Company	156,800	11,553,024
		36,976,134

Consumer Staples : 11.00%
Beverages : 5.07%
Diageo plc ADR «	188,300	23,010,260
PepsiCo Incorporated	407,500	33,606,525
		56,616,785

Food Products : 5.93%
H.J. Heinz Company	119,000	8,617,980
The Hershey Company	304,000	27,104,640
Unilever NV ADR	715,200	30,381,696
		66,104,316

Energy : 8.17%
Energy Equipment & Services : 1.86%
Schlumberger Limited	278,300	20,713,869

Oil, Gas & Consumable Fuels : 6.31%
Hess Corporation	348,200	25,133,076
Occidental Petroleum Corporation	342,500	30,571,550
QEP Resources Incorporated	512,800	14,722,488
		70,427,114

Financials : 19.51%
Capital Markets : 9.65%
Charles Schwab Corporation «	1,765,600	29,944,576
Franklin Resources Incorporated	168,100	25,998,346
Northern Trust Corporation «	495,971	26,742,756
UBS AG «	1,404,000	24,977,160
		107,662,838

Commercial Banks : 7.36%
M&T Bank Corporation «	233,900	23,436,780
SunTrust Banks Incorporated	820,650	24,004,013

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Intrinsic Value Fund

Security name	Shares	Value
Commercial Banks (continued)
Zions Bancorporation «	1,407,116	$34,643,196
		82,083,989

Diversified Financial Services : 2.50%
JPMorgan Chase & Company	569,900	27,930,799

Health Care : 8.86%
Health Care Equipment & Supplies : 5.10%
Abbott Laboratories	824,400	30,436,848
Baxter International Incorporated	379,100	26,487,717
		56,924,565

Health Care Providers & Services : 3.33%
CIGNA Corporation	560,400	37,081,668

Pharmaceuticals : 0.43%
AbbVie Incorporated	104,000	4,789,200

Industrials : 11.79%
Aerospace & Defense : 6.57%
Boeing Company	402,200	36,765,102
Honeywell International Incorporated	327,300	24,069,642
Huntington Ingalls Industries Incorporated	235,000	12,431,500
		73,266,244

Air Freight & Logistics : 2.38%
United Parcel Service Incorporated Class B	309,900	26,601,816

Machinery : 2.84%
Deere & Company «	251,000	22,414,300
SPX Corporation	123,950	9,235,515
		31,649,815

Information Technology : 16.92%
Communications Equipment : 1.98%
QUALCOMM Incorporated	357,400	22,022,988

Computers & Peripherals : 4.39%
Apple Incorporated	46,000	20,366,500
EMC Corporation †	1,274,800	28,593,764
		48,960,264

Internet Software & Services : 1.55%
eBay Incorporated †	329,200	17,246,788

IT Services : 2.44%
International Business Machines Corporation	134,400	27,221,376

Semiconductors & Semiconductor Equipment : 1.85%
Texas Instruments Incorporated	570,600	20,661,426

Software : 4.71%
Intuit Incorporated	429,800	25,633,272

2

Wells Fargo Advantage Intrinsic Value Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name			Shares	Value
Software (continued)
Oracle Corporation			821,900	$26,941,882
				52,575,154

Materials : 1.68%
Chemicals : 1.68%
Air Products & Chemicals Incorporated			215,300	18,722,488

Utilities : 5.30%
Electric Utilities : 5.30%
Nextera Energy Incorporated			438,000	35,929,140
Northeast Utilities			511,700	23,195,361
				59,124,501

Total Common Stocks (Cost $937,310,063)				1,084,501,794

		Yield
Short-Term Investments : 8.11%
Investment Companies : 8.11%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	41,620,222	41,620,222
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.18	48,860,025	48,860,025
Total Short-Term Investments (Cost $90,480,247)				90,480,247

Total investments in securities (Cost $1,027,790,310)*	105.33%			1,174,982,041
Other assets and liabilities, net	(5.33)			(59,423,924)

Total net assets	100.00%			$1,115,558,117

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $1,028,319,995 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$147,383,022
Gross unrealized depreciation	(720,976)

Net unrealized appreciation	$146,662,046

3

Wells Fargo Advantage Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,064,416,180	$20,085,614	$0	$1,084,501,794
Short-term investments
Investment companies	41,620,222	48,860,025	0	90,480,247

	$1,106,036,402	$68,945,639	$0	$1,174,982,041

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Large Cap Core Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 99.27%
Consumer Discretionary : 10.26%
Media : 1.98%
Comcast Corporation Class A	91,407	$3,775,109

Specialty Retail : 6.19%
Foot Locker Incorporated	104,148	3,631,641
Home Depot Incorporated	59,143	4,338,139
TJX Companies Incorporated	78,200	3,813,814
		11,783,594

Textiles, Apparel & Luxury Goods : 2.09%
Hanesbrands Incorporated †	79,460	3,985,714

Consumer Staples : 8.23%
Food & Staples Retailing : 4.37%
CVS Caremark Corporation	78,116	4,544,789
Wal-Mart Stores Incorporated	48,682	3,783,565
		8,328,354

Household Products : 2.02%
Spectrum Brands Holdings Incorporated	68,655	3,844,680

Personal Products : 1.84%
Herbalife Limited «	88,173	3,501,350

Energy : 9.31%
Oil, Gas & Consumable Fuels : 9.31%
Chevron Corporation	28,999	3,538,168
ConocoPhillips Company	59,200	3,578,640
Exxon Mobil Corporation	34,586	3,077,808
HollyFrontier Corporation	75,855	3,751,030
Phillips 66 Company	62,210	3,791,700
		17,737,346

Financials : 16.60%
Capital Markets : 2.12%
Goldman Sachs Group Incorporated	27,650	4,038,836

Commercial Banks : 3.85%
Fifth Third Bancorp	225,003	3,831,801
SunTrust Banks Incorporated	119,710	3,501,518
		7,333,319

Diversified Financial Services : 4.31%
Citigroup Incorporated	84,685	3,951,402
JPMorgan Chase & Company	86,906	4,259,263
		8,210,665

Insurance : 6.32%
Allstate Corporation	82,355	4,056,807
Lincoln National Corporation	116,730	3,969,987

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Large Cap Core Fund

Security name	Shares	Value
Insurance (continued)
MetLife Incorporated	103,026	$4,016,984
		12,043,778

Health Care : 16.38%
Biotechnology : 4.46%
Amgen Incorporated	42,758	4,455,811
United Therapeutics Corporation †	60,630	4,048,871
		8,504,682

Health Care Equipment & Supplies : 1.90%
Abbott Laboratories	97,865	3,613,176

Health Care Providers & Services : 3.63%
McKesson Corporation	32,428	3,431,531
UnitedHealth Group Incorporated	58,218	3,489,005
		6,920,536

Life Sciences Tools & Services : 2.32%
Thermo Fisher Scientific Incorporated	54,875	4,427,315

Pharmaceuticals : 4.07%
AbbVie Incorporated	94,400	4,347,120
Johnson & Johnson Services Incorporated	39,924	3,402,723
		7,749,843

Industrials : 13.40%
Air Freight & Logistics : 1.80%
FedEx Corporation	36,485	3,429,955

Construction & Engineering : 5.48%
AECOM Technology Corporation †	116,385	3,383,312
Chicago Bridge & Iron Company NV	68,265	3,671,974
Fluor Corporation	59,540	3,392,589
		10,447,875

Industrial Conglomerates : 1.97%
General Electric Company	168,711	3,760,568

Machinery : 1.99%
Terex Corporation †	132,210	3,781,206

Road & Rail : 2.16%
Hertz Global Holdings Incorporated †	170,615	4,108,409

Information Technology : 18.44%
Communications Equipment : 3.50%
Cisco Systems Incorporated	176,707	3,696,710
QUALCOMM Incorporated	48,225	2,971,625
		6,668,335

Computers & Peripherals : 3.28%
Apple Incorporated	8,019	3,550,412

2

Wells Fargo Advantage Large Cap Core Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name			Shares	Value
Computers & Peripherals (continued)
EMC Corporation †			120,073	$2,693,237
				6,243,649

IT Services : 4.08%
Accenture plc «			49,945	4,067,521
DST Systems Incorporated			53,610	3,707,132
				7,774,653

Software : 7.58%
Cadence Design Systems Incorporated «†			286,240	3,950,112
Microsoft Corporation			99,168	3,282,461
Oracle Corporation			105,724	3,465,630
Symantec Corporation †			154,165	3,746,210
				14,444,413

Materials : 2.25%
Chemicals : 2.25%
W.R. Grace & Company †			55,655	4,291,557

Telecommunication Services : 2.32%
Diversified Telecommunication Services : 2.32%
Verizon Communications Incorporated			81,844	4,412,210

Utilities : 2.08%
Electric Utilities : 2.08%
NV Energy Incorporated			183,430	3,967,591

Total Common Stocks (Cost $147,738,669)				189,128,718

		Yield
Short-Term Investments : 5.86%
Investment Companies : 5.86%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	1,386,132	1,386,132
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.18	9,770,406	9,770,406
Total Short-Term Investments (Cost $11,156,538)				11,156,538

Total investments in securities (Cost $158,895,207)*	105.13%			200,285,256
Other assets and liabilities, net	(5.13)			(9,765,522)

Total net assets	100.00%			$190,519,734

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Large Cap Core Fund

*	Cost for federal income tax purposes is $159,261,123 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$42,833,883
Gross unrealized depreciation	(1,809,750)

Net unrealized appreciation	$41,024,133

4

Wells Fargo Advantage Large Cap Core Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$189,128,718	$0	$0	$189,128,718
Short-term investments
Investment companies	1,386,132	9,770,406	0	11,156,538

	$190,514,850	$9,770,406	$0	$200,285,256

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2013, the Fund did not have any significant transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.77%
Consumer Discretionary : 26.46%
Hotels, Restaurants & Leisure : 6.62%
Chipotle Mexican Grill Incorporated †	44,780	$16,263,645
Marriott International Incorporated Class A	383,940	16,532,456
McDonald’s Corporation	99,630	10,176,208
Starbucks Corporation	372,840	22,683,586
Wynn Resorts Limited	100,480	13,795,904
		79,451,799

Internet & Catalog Retail : 3.32%
Amazon.com Incorporated †	77,520	19,675,351
priceline.com Incorporated †	29,040	20,211,550
		39,886,901

Media : 1.96%
CBS Corporation Class B	333,610	15,272,666
News Corporation Class A	266,250	8,245,763
		23,518,429

Multiline Retail : 4.89%
Dollar General Corporation †	228,990	11,928,089
Dollar Tree Incorporated †	653,950	31,101,862
Nordstrom Incorporated	276,500	15,647,135
		58,677,086

Specialty Retail : 5.07%
Bed Bath & Beyond Incorporated †	123,250	8,479,600
CarMax Incorporated †	269,450	12,405,478
Dick’s Sporting Goods Incorporated	211,120	10,154,872
O’Reilly Automotive Incorporated «†	154,100	16,538,012
Ross Stores Incorporated	199,830	13,202,768
		60,780,730

Textiles, Apparel & Luxury Goods : 4.60%
lululemon athletica incorporated «†	199,260	15,169,664
Michael Kors Holdings Limited †	205,570	11,705,156
Nike Incorporated Class B	233,510	14,851,236
VF Corporation	75,640	13,480,561
		55,206,617

Consumer Staples : 6.76%
Beverages : 0.10%
The Coca-Cola Company	27,660	1,170,848

Food & Staples Retailing : 6.13%
Costco Wholesale Corporation	203,680	22,085,022
Walgreen Company	373,780	18,505,848
Whole Foods Market Incorporated	373,410	32,979,571
		73,570,441

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund

Security name	Shares	Value
Personal Products : 0.53%
Estee Lauder Companies Incorporated Class A	91,540	$6,348,299

Energy : 4.98%
Energy Equipment & Services : 1.87%
National Oilwell Varco Incorporated	88,620	5,779,796
Schlumberger Limited	224,190	16,686,462
		22,466,258

Oil, Gas & Consumable Fuels : 3.11%
Concho Resources Incorporated †	135,660	11,684,396
Continental Resources Incorporated †	61,440	4,910,285
Pioneer Natural Resources Company	169,340	20,698,428
		37,293,109

Financials : 3.63%
Capital Markets : 1.17%
Northern Trust Corporation	127,010	6,848,379
TD Ameritrade Holding Corporation	361,930	7,206,026
		14,054,405

Consumer Finance : 2.46%
American Express Company	289,670	19,816,325
Discover Financial Services	222,590	9,736,087
		29,552,412

Health Care : 13.62%
Biotechnology : 6.81%
Alexion Pharmaceuticals Incorporated †	272,270	26,682,460
Biogen Idec Incorporated †	58,420	12,789,891
Celgene Corporation †	159,370	18,816,816
Gilead Sciences Incorporated †	462,880	23,440,243
		81,729,410

Health Care Equipment & Supplies : 1.39%
Covidien plc	132,750	8,474,760
Intuitive Surgical Incorporated †	16,560	8,152,322
		16,627,082

Health Care Providers & Services : 2.09%
AmerisourceBergen Corporation «	202,080	10,936,570
Catamaran Corporation †	244,230	14,099,398
		25,035,968

Health Care Technology : 1.75%
Cerner Corporation «†	216,570	20,957,479

Pharmaceuticals : 1.58%
Allergan Incorporated	68,210	7,745,246
Shire plc ADR	120,420	11,276,129
		19,021,375

2

Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Industrials : 10.41%
Aerospace & Defense : 2.50%
Boeing Company	32,930	$3,010,131
Precision Castparts Corporation	64,630	12,363,073
United Technologies Corporation	160,690	14,669,390
		30,042,594

Air Freight & Logistics : 0.88%
United Parcel Service Incorporated Class B	122,960	10,554,886

Building Products : 0.47%
Masco Corporation	288,080	5,600,275

Industrial Conglomerates : 1.00%
Danaher Corporation	197,290	12,022,853

Machinery : 0.79%
Deere & Company	105,650	9,434,545

Road & Rail : 2.99%
Norfolk Southern Corporation	79,500	6,154,890
Union Pacific Corporation	200,860	29,719,246
		35,874,136

Trading Companies & Distributors : 1.78%
W.W. Grainger Incorporated	86,930	21,425,637

Information Technology : 28.05%
Communications Equipment : 3.54%
Cisco Systems Incorporated	579,260	12,118,119
QUALCOMM Incorporated	493,920	30,435,350
		42,553,469

Computers & Peripherals : 3.55%
Apple Incorporated	96,150	42,570,413

Internet Software & Services : 8.46%
eBay Incorporated †	715,000	37,458,850
Facebook Incorporated Class A †	108,190	3,003,354
Google Incorporated Class A †	62,000	51,123,340
Rackspace Hosting Incorporated «†	205,570	9,908,474
		101,494,018

IT Services : 6.98%
Accenture plc	155,700	12,680,208
Alliance Data Systems Corporation †	32,930	5,656,386
Cognizant Technology Solutions Corporation Class A †	337,650	21,879,720
MasterCard Incorporated Class A	49,490	27,364,506
Visa Incorporated Class A «	96,240	16,212,590
		83,793,410

Semiconductors & Semiconductor Equipment : 1.95%
Avago Technologies Limited	39,300	1,256,028
Maxim Integrated Products Incorporated	218,170	6,747,998

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund

Security name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Incorporated «			422,230	$15,377,617
				23,381,643

Software : 3.57%
Citrix Systems Incorporated †			174,520	10,849,908
Red Hat Incorporated †			280,550	13,446,762
Salesforce.com Incorporated «†			450,770	18,531,155
				42,827,825

Materials : 4.86%
Chemicals : 4.86%
Ecolab Incorporated			161,630	13,677,131
Monsanto Company			182,230	19,465,809
Praxair Incorporated			220,050	25,151,715
				58,294,655

Total Common Stocks (Cost $998,895,954)				1,185,219,007

		Yield
Short-Term Investments : 7.28%
Investment Companies : 7.28%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.13%	24,804,167	24,804,167
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.18	62,603,125	62,603,125

Total Short-Term Investments (Cost $87,407,292)				87,407,292

Total investments in securities (Cost $1,086,303,246)*	106.05%			1,272,626,299
Other assets and liabilities, net	(6.05)			(72,602,548)

Total net assets	100.00%			$1,200,023,751

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $1,089,029,904 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$196,867,207
Gross unrealized depreciation	(13,270,812)

Net unrealized appreciation	$183,596,395

4

Wells Fargo Advantage Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,185,219,007	$0	$0	$1,185,219,007
Short-term investments
Investment companies	24,804,167	62,603,125	0	87,407,292

	$1,210,023,174	$62,603,125	$0	$1,272,626,299

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Large Company Value Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.26%
Consumer Discretionary : 10.07%
Household Durables : 2.85%
Harman International Industries Incorporated «	59,731	$2,670,573
Newell Rubbermaid Incorporated	206,360	5,435,526
		8,106,099

Media : 5.60%
DIRECTV Group Incorporated †	56,809	3,213,117
Lamar Advertising Company Class A †	89,335	4,182,665
McGraw-Hill Companies Incorporated	91,098	4,929,313
Walt Disney Company	56,809	3,569,878
		15,894,973

Specialty Retail : 1.62%
Bed Bath & Beyond Incorporated †	66,859	4,599,899

Consumer Staples : 5.39%
Beverages : 1.54%
PepsiCo Incorporated	53,069	4,376,600

Food & Staples Retailing : 2.36%
CVS Caremark Corporation	115,134	6,698,496

Household Products : 1.49%
Procter & Gamble Company	55,105	4,230,411

Energy : 13.75%
Energy Equipment & Services : 1.10%
National Oilwell Varco Incorporated	48,072	3,135,256

Oil, Gas & Consumable Fuels : 12.65%
Chevron Corporation	110,493	13,481,251
ConocoPhillips Company	59,176	3,577,189
Continental Resources Incorporated † «	69,355	5,542,852
Denbury Resources Incorporated † «	156,865	2,806,315
Noble Energy Incorporated	24,760	2,805,060
Valero Energy Corporation	61,369	2,474,398
Whiting Petroleum Corporation †	117,382	5,223,499
		35,910,564

Financials : 27.53%
Capital Markets : 1.36%
Goldman Sachs Group Incorporated	26,535	3,875,967

Commercial Banks : 8.59%
Comerica Incorporated «	107,053	3,880,671
First Republic Bank Corporation	118,507	4,500,896
KeyCorp	420,626	4,193,641
PNC Financial Services Group Incorporated	83,284	5,653,318
SVB Financial Group †	39,549	2,812,329
Synovus Financial Corporation «	1,246,548	3,353,214
		24,394,069

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Large Company Value Fund

Security name	Shares	Value
Consumer Finance : 1.13%
SLM Corporation	155,420	$3,209,423

Diversified Financial Services : 4.73%
Bank of America Corporation	466,783	5,746,099
Citigroup Incorporated	164,582	7,679,396
		13,425,495

Insurance : 7.29%
American International Group Incorporated †	143,539	5,945,385
MetLife Incorporated	120,719	4,706,834
The Hartford Financial Services Group Incorporated «	212,681	5,974,209
The Travelers Companies Incorporated	47,591	4,064,747
		20,691,175

REITs : 4.43%
American Tower Corporation	72,704	6,106,409
Realty Incorporatedome Corporation «	73,691	3,756,030
Weyerhaeuser Company	88,850	2,710,814
		12,573,253

Health Care : 9.69%
Health Care Equipment & Supplies : 1.97%
Medtronic Incorporated	59,886	2,795,478
Stryker Corporation	42,607	2,794,167
		5,589,645

Health Care Providers & Services : 1.53%
Cigna Corporation	65,759	4,351,273

Pharmaceuticals : 6.19%
Johnson & Johnson Services Incorporated	78,657	6,703,936
Merck & Company Incorporated	70,420	3,309,740
Pfizer Incorporated	260,376	7,569,130
		17,582,806

Industrials : 11.53%
Aerospace & Defense : 1.07%
Triumph Group Incorporated «	37,897	3,027,970

Airlines : 2.02%
Southwest Airlines Company	418,776	5,737,231

Construction & Engineering : 1.00%
URS Corporation	64,953	2,852,736

Electrical Equipment : 1.88%
Eaton Corporation plc	86,725	5,325,782

Industrial Conglomerates : 1.70%
General Electric Company	216,230	4,819,767

Machinery : 2.86%
Dover Corporation	79,854	5,508,329
Stanley Black & Decker Incorporated	35,015	2,619,472
		8,127,801

2

Wells Fargo Advantage Large Company Value Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Trading Companies & Distributors : 1.00%
WESCO International Incorporated †	39,528	$2,833,762

Information Technology : 8.40%
Communications Equipment : 0.43%
JDS Uniphase Corporation †	90,275	1,218,713

Computers & Peripherals : 1.52%
EMC Corporation †	192,942	4,327,689

Internet Software & Services : 1.02%
Google Incorporated Class A †	3,527	2,908,258

Semiconductors & Semiconductor Equipment : 2.30%
Broadcom Corporation Class A	61,306	2,207,016
Maxim Integrated Products Incorporated	67,437	2,085,826
Skyworks Solutions Incorporated †	101,163	2,232,667
		6,525,509

Software : 3.13%
Electronic Arts Incorporated †	242,129	4,263,892
Symantec Corporation †	190,133	4,620,232
		8,884,124

Materials : 3.40%
Chemicals : 3.40%
Ashland Incorporated	51,554	4,392,916
Dow Chemical Company	95,984	3,254,817
Westlake Chemical Corporation	23,996	1,995,027
		9,642,760

Telecommunication Services : 2.95%
Diversified Telecommunication Services : 2.95%
AT&T Incorporated	79,462	2,976,647
Verizon Communications Incorporated	99,936	5,387,550
		8,364,197

Utilities : 5.55%
Independent Power Producers & Energy Traders : 1.59%
AES Corporation	324,971	4,504,098

Multi-Utilities : 2.63%
Dominion Resources Incorporated «	63,911	3,942,030
NiSource Incorporated	114,542	3,519,876
		7,461,906

Water Utilities : 1.33%
Aqua America Incorporated	119,456	3,790,339

Total Common Stocks (Cost $218,254,162)		278,998,046

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Large Company Value Fund

Security name		Yield	Shares	Value
Short-Term Investments : 7.26%
Investment Companies : 7.26%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	3,241,393	$3,241,393
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.18	17,381,200	17,381,200

Total Short-Term Investments (Cost $20,622,593)				20,622,593

Total Investments in Securities (Cost $238,876,755)*	105.52%			299,620,639
Other Assets and Liabilities, Net	(5.52)			(15,668,504)

Total Net Assets	100.00%			$283,952,135

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $244,992,240 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$62,638,693
Gross unrealized depreciation	(8,010,294)

Net unrealized appreciation	$54,628,399

4

Wells Fargo Advantage Large Company Value Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$278,998,046	$0	$0	$278,998,046
Short-term investments
Investment companies	3,241,393	17,381,200	0	20,622,593

	$282,239,439	$17,381,200	$0	$299,620,639

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Omega Growth Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.85%
Consumer Discretionary : 23.49%
Auto Components : 1.29%
Delphi Automotive plc	222,000	$10,258,620

Automobiles : 0.47%
Tesla Motors Incorporated «†	69,443	3,749,228

Hotels, Restaurants & Leisure : 2.14%
Panera Bread Company Class A †	7,094	1,247,842
Starbucks Corporation	259,430	15,783,721
		17,031,563

Internet & Catalog Retail : 4.72%
Amazon.com Incorporated †	78,300	19,873,323
Expedia Incorporated «	125,200	6,991,168
priceline.com Incorporated †	15,510	10,794,805
		37,659,296

Media : 5.21%
CBS Corporation Class B	203,090	9,297,460
Discovery Communications Incorporated †	209,660	14,862,797
Liberty Global Incorporated Series C «†	56,200	3,801,930
Virgin Media Incorporated «	278,700	13,594,986
		41,557,173

Multiline Retail : 1.46%
Dollar General Corporation †	224,031	11,669,775

Specialty Retail : 6.86%
GNC Holdings Incorporated Class A	212,400	9,628,092
Home Depot Incorporated	256,600	18,821,610
Limited Brands Incorporated	264,565	13,336,722
TJX Companies Incorporated	264,300	12,889,911
		54,676,335

Textiles, Apparel & Luxury Goods : 1.34%
Under Armour Incorporated Class A «†	186,600	10,651,128

Consumer Staples : 2.36%
Beverages : 1.90%
Constellation Brands Incorporated Class A †	307,700	15,184,995

Food Products : 0.46%
Boulder Brands Incorporated «†	403,600	3,636,436

Energy : 2.93%
Oil, Gas & Consumable Fuels : 2.93%
Pioneer Natural Resources Company	99,186	12,123,505
The Williams Companies Incorporated	293,800	11,202,594
		23,326,099

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Omega Growth Fund

Security name	Shares	Value
Financials : 4.56%
Capital Markets : 1.23%
Affiliated Managers Group Incorporated †	62,972	$9,803,481

Diversified Financial Services : 1.59%
IntercontinentalExchange Incorporated †	77,800	12,675,954

Real Estate Management & Development : 1.74%
CBRE Group Incorporated †	570,800	13,824,776

Health Care : 13.09%
Biotechnology : 5.67%
Alexion Pharmaceuticals Incorporated †	59,550	5,835,900
Amgen Incorporated	90,901	9,472,793
Celgene Corporation †	49,800	5,879,886
Cubist Pharmaceuticals Incorporated «†	137,400	6,309,408
Gilead Sciences Incorporated †	350,080	17,728,051
		45,226,038

Health Care Providers & Services : 3.24%
Cardinal Health Incorporated	183,300	8,105,526
HCA Holdings Incorporated	254,307	10,144,306
Team Health Holdings Incorporated †	202,300	7,541,744
		25,791,576

Life Sciences Tools & Services : 1.15%
Agilent Technologies Incorporated	221,900	9,195,536

Pharmaceuticals : 3.03%
Allergan Incorporated	106,100	12,047,655
Sanofi ADR	226,800	12,099,780
		24,147,435

Industrials : 16.71%
Aerospace & Defense : 2.63%
Precision Castparts Corporation	52,400	10,023,596
TransDigm Group Incorporated	74,600	10,951,280
		20,974,876

Airlines : 1.51%
Copa Holdings SA Class A	95,700	12,018,006

Building Products : 2.72%
Fortune Brands Home & Security Incorporated †	323,200	11,761,248
Owens Corning Incorporated †	236,800	9,959,808
		21,721,056

Construction & Engineering : 1.55%
Quanta Services Incorporated †	449,000	12,338,520

Machinery : 1.16%
Cummins Incorporated	87,360	9,294,230

Professional Services : 2.27%
The Advisory Board Company †	153,400	7,539,610

2

Wells Fargo Advantage Omega Growth Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Professional Services (continued)
Verisk Analytics Incorporated Class A †	172,200	$10,554,138
		18,093,748

Road & Rail : 3.71%
Hertz Global Holdings Incorporated †	523,375	12,602,870
Kansas City Southern Railway Company	155,295	16,938,026
		29,540,896

Trading Companies & Distributors : 1.16%
W.W. Grainger Incorporated	37,400	9,217,978

Information Technology : 28.02%
Communications Equipment : 0.94%
QUALCOMM Incorporated	122,291	7,535,571

Computers & Peripherals : 5.81%
Apple Incorporated	88,800	39,316,200
Stratasys Limited «†	83,873	6,965,653
		46,281,853

Electronic Equipment, Instruments & Components : 1.16%
IPG Photonics Corporation «	145,532	9,267,478

Internet Software & Services : 9.40%
eBay Incorporated †	318,585	16,690,668
Facebook Incorporated Class A †	170,000	4,719,200
Google Incorporated Class A †	36,000	29,684,520
LinkedIn Corporation Class A †	57,500	11,045,175
Mercadolibre Incorporated «	86,635	8,714,615
Rackspace Hosting Incorporated †	83,800	4,039,160
		74,893,338

IT Services : 6.18%
Alliance Data Systems Corporation †	99,100	17,022,407
Vantiv Incorporated Class A †	518,000	11,670,540
Visa Incorporated Class A	121,930	20,540,328
		49,233,275

Software : 4.53%
CommVault Systems Incorporated †	181,700	13,362,218
Salesforce.com Incorporated «†	245,100	10,076,061
ServiceNow Incorporated «†	111,500	4,567,040
Splunk Incorporated †	197,711	8,066,609
		36,071,928

Materials : 3.74%
Chemicals : 3.74%
Airgas Incorporated	126,200	12,197,230
Monsanto Company	164,900	17,614,618
		29,811,848

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Omega Growth Fund

Security name			Shares	Value
Telecommunication Services : 3.95%
Wireless Telecommunication Services : 3.95%
Crown Castle International Corporation †			184,800	$14,229,600
SBA Communications Corporation Class A «†			218,602	17,267,372
				31,496,972

Total Common Stocks (Cost $607,735,670)				787,857,017

Short-Term Investments : 12.47%

		Yield
Investment Companies : 12.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	8,182,093	8,182,093
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.18	91,205,406	91,205,406
Total Short-Term Investments (Cost $99,387,499)				99,387,499

Total investments in securities (Cost $707,123,169)*	111.32%			887,244,516
Other assets and liabilities, net	(11.32)			(90,189,987)

Total net assets	100.00%			$797,054,529

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $707,676,092 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$186,504,817
Gross unrealized depreciation	(6,936,393)

Net unrealized appreciation	$179,568,424

4

Wells Fargo Advantage Omega Growth Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$787,857,017	$0	$0	$787,857,017
Short-term investments
Investment companies	8,182,093	91,205,406	0	99,387,499

	$796,039,110	$91,205,406	$0	$887,244,516

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 97.53%
Consumer Discretionary : 21.36%
Auto Components : 0.45%
BorgWarner Incorporated «†	134,200	$10,490,414
Delphi Automotive plc	64,500	2,980,545
		13,470,959

Distributors : 0.41%
LKQ Corporation †	509,240	12,262,499

Hotels, Restaurants & Leisure : 3.92%
Chipotle Mexican Grill Incorporated «†	113,550	41,240,225
McDonald’s Corporation	266,910	27,262,187
Starbucks Corporation	780,180	47,466,151
		115,968,563

Internet & Catalog Retail : 2.78%
Amazon.com Incorporated †	187,940	47,701,051
priceline.com Incorporated †	49,800	34,660,302
		82,361,353

Multiline Retail : 4.66%
Dollar General Corporation †	523,170	27,251,925
Dollar Tree Incorporated †	1,588,560	75,551,914
Nordstrom Incorporated	620,460	35,111,831
		137,915,670

Specialty Retail : 6.26%
CarMax Incorporated †	1,215,180	55,946,887
Dick’s Sporting Goods Incorporated	640,520	30,809,012
GNC Holdings Incorporated Class A «	473,690	21,472,368
Tractor Supply Company	414,540	44,426,252
Ulta Salon Cosmetics & Fragrance Incorporated «†	373,090	32,701,339
		185,355,858

Textiles, Apparel & Luxury Goods : 2.88%
lululemon athletica incorporated «†	553,260	42,119,684
Michael Kors Holdings Limited †	269,374	15,338,156
Nike Incorporated Class B	94,500	6,010,200
Under Armour Incorporated Class A «†	382,100	21,810,268
		85,278,308

Consumer Staples : 5.02%
Beverages : 0.60%
Monster Beverage Corporation †	125,230	7,062,972
The Coca-Cola Company	250,000	10,582,500
		17,645,472

Food & Staples Retailing : 3.88%
Costco Wholesale Corporation	275,570	29,880,055
Whole Foods Market Incorporated	964,550	85,189,056
		115,069,111

1

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund

Security name	Shares	Value
Personal Products : 0.54%
Estee Lauder Companies Incorporated Class A	231,260	$16,037,881

Energy : 5.55%
Energy Equipment & Services : 1.19%
National Oilwell Varco Incorporated	167,390	10,917,176
Schlumberger Limited	326,610	24,309,582
		35,226,758

Oil, Gas & Consumable Fuels : 4.36%
Concho Resources Incorporated †	606,870	52,269,713
Continental Resources Incorporated †	135,910	10,861,927
Energy XXI (Bermuda) Limited «	721,830	16,414,414
Pioneer Natural Resources Company	405,630	49,580,155
		129,126,209

Financials : 4.50%
Capital Markets : 2.11%
Ameriprise Financial Incorporated	344,440	25,671,113
TD Ameritrade Holding Corporation	1,847,840	36,790,494
		62,461,607

Consumer Finance : 2.39%
American Express Company	684,850	46,850,589
Discover Financial Services	549,050	24,015,447
		70,866,036

Health Care : 17.30%
Biotechnology : 8.71%
Alexion Pharmaceuticals Incorporated †	759,770	74,457,460
Biogen Idec Incorporated †	182,610	39,978,807
BioMarin Pharmaceutical Incorporated †	201,640	13,227,584
Celgene Corporation †	488,940	57,729,146
Gilead Sciences Incorporated †	759,620	38,467,157
Onyx Pharmaceuticals Incorporated «†	219,630	20,820,924
Regeneron Pharmaceutical Incorporated «†	38,340	8,248,468
Vertex Pharmaceuticals Incorporated †	67,500	5,185,350
		258,114,896

Health Care Equipment & Supplies : 1.73%
Covidien plc	582,910	37,212,974
Intuitive Surgical Incorporated †	28,190	13,877,655
		51,090,629

Health Care Providers & Services : 2.78%
AmerisourceBergen Corporation «	625,140	33,832,577
Catamaran Corporation †	486,170	28,066,594
Express Scripts Holding Corporation †	344,650	20,461,871
		82,361,042

Health Care Technology : 1.78%
Cerner Corporation «†	543,690	52,612,881

2

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — April 30, 2013 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services : 1.07%
Mettler-Toledo International Incorporated «†	152,280	$31,820,429

Pharmaceuticals : 1.23%
Allergan Incorporated	119,390	13,556,735
Perrigo Company	47,500	5,671,975
Shire plc ADR	184,380	17,265,343
		36,494,053

Industrials : 9.91%
Aerospace & Defense : 2.55%
Precision Castparts Corporation	146,580	28,039,288
United Technologies Corporation	414,220	37,814,144
The Boeing Company	105,000	9,598,050
		75,451,482

Air Freight & Logistics : 0.95%
United Parcel Service Incorporated Class B	329,630	28,295,439

Airlines : 0.10%
Southwest Airlines Company	216,000	2,959,200

Building Products : 0.29%
Fortune Brands Home & Security Incorporated †	236,000	8,588,040

Industrial Conglomerates : 0.90%
Danaher Corporation	435,270	26,525,354

Machinery : 0.69%
Flowserve Corporation	129,650	20,500,258

Professional Services : 0.05%
Verisk Analytics Incorporated Class A †	24,000	1,470,960

Road & Rail : 4.38%
J.B. Hunt Transport Services Incorporated	93,000	6,609,510
Kansas City Southern Railway Company	681,720	74,355,200
Norfolk Southern Corporation	264,200	20,454,364
Union Pacific Corporation	190,940	28,251,482
		129,670,556

Information Technology : 30.38%
Communications Equipment : 3.00%
Cisco Systems Incorporated	1,389,490	29,068,131
Palo Alto Networks Incorporated †	181,516	9,820,016
QUALCOMM Incorporated	812,070	50,039,753
		88,927,900

Computers & Peripherals : 3.48%
Apple Incorporated	216,210	95,726,978
EMC Corporation †	327,410	7,343,806
		103,070,784

Internet Software & Services : 10.91%
Akamai Technologies Incorporated †	405,860	17,821,313
eBay Incorporated †	1,925,630	100,883,756
Facebook Incorporated Class A †	274,410	7,617,622

3

Portfolio of investments — April 30, 2013 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund

Security name			Shares	Value
Internet Software & Services (continued)
Google Incorporated Class A †			144,270	$118,960,714
Mercadolibre Incorporated «			270,360	27,195,512
Rackspace Hosting Incorporated «†			1,052,870	50,748,334
				323,227,251

IT Services : 6.32%
Accenture plc			94,000	7,655,360
Alliance Data Systems Corporation «†			235,620	40,472,447
Cognizant Technology Solutions Corporation Class A †			761,120	49,320,576
MasterCard Incorporated Class A			97,160	53,722,679
Visa Incorporated Class A			214,180	36,080,763
				187,251,825

Semiconductors & Semiconductor Equipment : 3.19%
Avago Technologies Limited			358,490	11,457,340
Linear Technology Corporation			311,100	11,355,150
Maxim Integrated Products Incorporated			496,690	15,362,622
Microchip Technology Incorporated «			1,135,090	41,339,978
Xilinx Incorporated			396,850	15,044,584
				94,559,674

Software : 3.48%
Citrix Systems Incorporated †			467,400	29,058,258
Fortinet Incorporated †			1,628,430	29,246,603
Red Hat Incorporated †			145,100	6,954,643
Salesforce.com Incorporated «†			610,920	25,114,921
Solarwinds Incorporated †			105,530	5,366,201
VMware Incorporated †			101,420	7,150,110
				102,890,736

Materials : 3.51%
Chemicals : 3.51%
Airgas Incorporated			179,240	17,323,546
Monsanto Company			420,030	44,867,605
Praxair Incorporated			365,250	41,748,072
				103,939,223

Total Common Stocks (Cost $2,365,223,783)				2,888,868,896

		Yield
Short-Term Investments : 11.97%
Investment Companies : 11.97%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.13%	95,795,596	95,795,596
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)		0.18	258,889,715	258,889,715
Total Short-Term Investments (Cost $354,685,311)				354,685,311

Total investments in securities (Cost $2,719,909,094)*	109.50%			$3,243,554,207
Other assets and liabilities, net	(9.50)			(281,386,126)

Total net assets	100.00%			$2,962,168,081

«	All or a portion of this security is on loan.

4

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — April 30, 2013 (unaudited)

†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $2,727,316,137 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$545,166,582
Gross unrealized depreciation	(28,928,512)

Net unrealized appreciation	$516,238,070

5

Wells Fargo Advantage Premier Large Company Growth Fund (the “Fund”)

Notes to Portfolio of Investments – April 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$2,888,868,896	$0	$0	$2,888,868,896
Short-term investments
Investment companies	95,795,596	258,889,715	0	354,685,311

	$2,984,664,492	$258,889,715	$0	$3,243,554,207

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

((b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: June 24, 2013

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: June 24, 2013

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: June 24, 2013